UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7762

First Eagle Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, NY			10105
(Address of principal executive offices)			(Zip code)

Suzan Afifi First Eagle Funds 1345 Avenue of the Americas New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-212-632-2700

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                                 Reports to Stockholders.

Semi-Annual Report

April 30, 2015

First Eagle Global Fund

First Eagle Overseas Fund

First Eagle U.S. Value Fund

First Eagle Gold Fund

First Eagle Global Income Builder Fund

First Eagle High Yield Fund

First Eagle Fund of America

Advised by First Eagle Investment Management, LLC

Forward-Looking Statement Disclosure

One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements". Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "may", "will", "believe", "attempt", "seem", "think", "ought", "try" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

First Eagle Funds | Semi-Annual Report | April 30, 2015

Table of Contents

Letter from the President	4
Management's Discussion of Fund Performance	7
Performance Chart	12
First Eagle Global Fund:
Fund Overview	18
Consolidated Schedule of Investments	20
First Eagle Overseas Fund:
Fund Overview	44
Consolidated Schedule of Investments	46
First Eagle U.S. Value Fund:
Fund Overview	70
Consolidated Schedule of Investments	72
First Eagle Gold Fund:
Fund Overview	84
Consolidated Schedule of Investments	86
First Eagle Global Income Builder Fund:
Fund Overview	90
Schedule of Investments	92
First Eagle High Yield Fund:
Fund Overview	106
Schedule of Investments	108
First Eagle Fund of America:
Fund Overview	120
Schedule of Investments	122
Statements of Assets and Liabilities	128
Statements of Operations	136
Statements of Changes in Net Assets	140
Financial Highlights	144
Notes to Financial Statements	170
Fund Expenses	205
General Information	209
Consideration of Investment Advisory Agreements	210

First Eagle Funds | Semi-Annual Report | April 30, 2015

Letter from the President

John P. Arnhold

Dear Fellow Shareholders,

At First Eagle we remain committed to protecting and preserving our shareholders' purchasing power over time. Irrespective of short-term market events, swings in investor confidence or the pressure to follow a new market paradigm, our first priority is unwavering: to provide prudent stewardship of the assets you have placed in our care.

For the six months ended April 30, 2015, the S&P 500 index increased 4.4% while the MSCI World and EAFE indices increased 5.1% and 6.8% respectively, reflecting the continued strength of the global equity markets. In Europe, the German DAX Index rose 22.8% and the French CAC 40 Index increased 19.2%. In Japan, the Nikkei 225 Index increased 18.9%. During the same time period, the dollar has strengthened 10.4% versus the Euro and 6.3% versus the Yen. Not surprisingly, dollar-linked commodity prices have suffered with crude oil falling 30% to $59.63 a barrel. However, the price of gold remained relatively unchanged, increasing less than 1% to $1,184.37 an ounce.

During the same period, the Barclay's U.S. Aggregate Bond Index returned 2.1% and the Barclay's U.S. High Yield Corporate Index returned 1.5%. High yield spreads ended April at 459 bps.

The appreciating dollar has been a major theme over the last few months and may prove to be a headwind for an already slow U.S. recovery. In addition to the stronger dollar, the U.S. continues to face the looming prospect of rate normalization. The Federal Reserve has made clear its intention to eventually increase rates, but the timing of the increase and its impact on the equity and debt markets remains to be seen. While the age of Quantitative Easing (QE) is over in the U.S., the European Central Bank is embarking on its own version of QE, which may prove to have a profound impact on global markets.

It seems clear that growth in China is slowing, and that this slowdown is having many effects across the globe, but the full extent of the change in both current growth and future expectations is difficult to ascertain. While the Chinese leadership is taking measures intended to stimulate domestic growth, the mere fact that such measures are deemed necessary confirms the slowdown.

First Eagle Funds | Semi-Annual Report | April 30, 2015

Letter from the President

It is possible that Japan is beginning to move out of its twenty year period of deflation; but it is not yet certain. Thus the major parts of the world's economy—the U.S., Europe, China and Japan—are all at best experiencing "slow growth" and perhaps "no growth."

As usual, we have many concerns surrounding the global macroeconomic landscape, but as you would expect, we are not focused on predicting the outcomes of global events or the direction of the markets. Rather, we continue to strive to build what we believe are durable portfolios that can participate in the upside of rising markets, but also should provide some protection in distressed markets.

Global Value Team

Despite the buoyant global equity markets, the Global Value team's fundamental concerns have not been alleviated. The team maintains the view that current negative real interest rates are a tax on prudence. There is great concern over an environment that punishes people who hold cash or low-risk bonds, but rewards those who take on leverage and pile into riskier assets.

Bottom-up opportunities that the team believes represent a margin of safety have been scarce. As such, they are patiently holding cash and awaiting what they believe are better bargains at current valuation levels.

The Global Value team has unwound most of their hedges against the Yen and the Euro in the last several months based on valuations.

High Yield Team

High yield securities have generally rebounded in the last few months. The drop in energy prices at the end of last year had an outsized effect on high yield issues. However, in 2015 investor concerns regarding energy-related defaults abated as companies aggressively cut capital expenditures and operating costs.

As of April 30, 2015, the team had allocated approximately 50% to single-B issues compared with about 33% allocated to double-B issues. This reflects the Portfolio Managers' continued bias towards shorter duration and preference for taking credit risk over interest rate risk. We believe this positioning may help to minimize the effects of a rise in interest rates on the portfolio since double-B issues have historically had longer maturities and greater interest-rate sensitivity. As of April 30, 2015, the Fund had a duration of 3.2 years.

First Eagle Funds | Semi-Annual Report | April 30, 2015

Letter from the President

Fund of America Team

The U.S. equity markets have been strong for over half a decade now, but high levels of corporate cash, an abundance of credit on attractive terms and an increase in activist investors have been positive factors for the Fund of America team. The team remains focused on identifying compelling opportunities of corporate change, with strong free cash flow and outstanding management teams.

Thank you for your continued confidence and support.

Sincerely,

John P. Arnhold
President

June 2015

First Eagle Funds | Semi-Annual Report | April 30, 2015

Management's Discussion of Fund Performance

First Eagle Global Fund

The net asset value ("NAV") of the Fund's Class A shares increased 4.7% for the six months ending April 30, 2015 while the MSCI World Index rose 5.1%. The Fund's cash and cash equivalents position was 17.1% as of April 30, 2015.

The five largest contributors to the performance of the First Eagle Global Fund over the period were Fanuc Corporation (industrial machinery, Japan), Sompo Japan Nipponkoa Holdings, Inc. (insurance, Japan), Secom Co. Ltd. (security systems, Japan), Oracle Corporation (software, U.S.) and MS&AD Insurance Group Holdings Inc. (insurance, Japan) collectively accounting for 1.3% points of this period's performance.

The five largest detractors were National Oilwell Varco, Inc. (oilfield services, U.S.), Cenovus Energy Inc. (oil & gas, Canada), American Express Company (financials, U.S.), NOW Inc. (energy equipment & services, U.S.) and Neopost SA (office equipment, France). Their combined negative performance over the six month period subtracted 0.8% points from the Fund's performance.

As of April 30, 2015, the Fund was approximately 5% hedged versus the Euro, 5% hedge versus the Japanese Yen and 25% hedged versus the British Pound on certain securities.

First Eagle Overseas Fund

The NAV of the Fund's Class A shares increased 7.1% for the six months ending April 30, 2015 while the MSCI EAFE Index increased 6.8%. The Fund's cash and cash equivalents position was 19.5% as of April 30, 2015.

The five largest contributors to the performance of the First Eagle Overseas Fund over the period were Fanuc Corporation (industrial machinery, Japan), Sompo Japan Nipponkoa Holdings, Inc. (insurance, Japan), MS&AD Insurance Group Holdings, Inc. (insurance, Japan), Numericable SA (telecom, France) and Bouygues SA (construction, France) collectively accounting for 2.2% points of this period's performance.

The five largest detractors were Cenovus Energy Inc. (oil & gas, Canada), Total SA (oil & gas, France), Neopost SA (office equipment, France), Pargesa Holding SA (holding company, Switzerland) and Industrias Peñoles (mining, Mexico). Their combined negative performance over the six-month period subtracted 0.8% points from the Fund's performance.

First Eagle Funds | Semi-Annual Report | April 30, 2015

Management's Discussion of Fund Performance

As of April 30, 2015, the Fund was approximately 5% hedged versus the Euro, 5% hedge versus the Japanese Yen and 25% hedged versus the British Pound on certain securities.

First Eagle U.S. Value Fund

The NAV of the Fund's Class A shares rose 2.7% for the six months ending April 30, 2015 while the S&P 500 Index rose 4.4%. The Fund's cash and cash equivalents position was 16.9% as of April 30, 2015.

The five largest contributors to the performance of the First Eagle U.S. Value Fund over the period were Oracle Corporation (software), Orbital ATK, Inc. (defense), Bank of New York Mellon Corporation (financials), Newcrest Mining Limited (mining) and Cintas Corporation (uniform rentals) collectively accounting for 1.6% points of this period's performance.

The five largest detractors were National Oilwell Varco, Inc. (oilfield services), Comtech Telecommunications Corporation (telecom), San Juan Basin Royalty Trust (oil & gas trust), American Express Company (financials) and NOW Inc. (energy equipment and services). Their combined negative performance over the six-month period subtracted 1.5% points from the Fund's performance.

First Eagle Gold Fund

The NAV of the Fund's Class A shares rose 11.2% for the six months ending April 30, 2015 while the FTSE Gold Mines Index returned 17.7%. The Fund's cash and cash equivalents position was 4.9% as of April 30, 2015.

The five largest contributors to the performance of the First Eagle Gold Fund over the period were Gold Fields Limited (South Africa), Randgold Resources Limited (Africa), Newcrest Mining Limited (Australia), Agnico-Eagle Mines Limited (Canada) and Newmont Mining Corporation (U.S.) collectively accounting for 8.5% points of the Fund's performance.

The five largest detractors were Tahoe Resources (Canada), Industrias Peñoles (Mexico), Dundee Precious Metals Inc. (Canada), Fresnillo (Mexico) and New Gold Inc. (Canada). Their combined negative performance subtracted 1.7% points from the Fund's performance.

First Eagle Funds | Semi-Annual Report | April 30, 2015

Management's Discussion of Fund Performance

First Eagle Global Income Builder Fund

The NAV of the Fund's Class A shares rose 2.4% for the six months ending April 30, 2015 while the Barclays U.S. Aggregate Bond Index increased 2.1% and the MSCI World Index increased 5.1%. The Fund's cash and cash equivalents position was 8.1% as of April 30, 2015.

The five largest contributors to the performance of the First Eagle Global Income Builder Fund over the period were Bouygues SA (construction, France), CRH Plc (building materials, Ireland), Agnico-Eagle Mines Limited (mining, Canada), Sompo Japan Nipponkoa Holdings Inc. (insurance, Japan)and Bi-Lo LLC 9.25% due 02/15/2019 (supermarkets, U.S.) collectively accounting for 1.1% points of the Fund's performance.

The five largest detractors were Comtech Telecommunications Corp. (telecom, U.S.), Cenovus Energy (oil & gas, Canada), San Juan Basin Royalty Trust (oil & gas trust, U.S.), Neopost SA (office equipment, France), and Lightstream Resources Ltd. 8.625% due 02/01/2020 (oil & gas, Canada). Their combined negative performance subtracted 1.1% from the Fund's performance.

As of April 30, 2015, the Fund was approximately 5% hedged versus the Euro, 5% hedge versus the Japanese Yen and 25% hedged versus the British Pound on certain securities.

First Eagle High Yield Fund

The NAV of the First Eagle High Yield Fund's Class I shares increased 1.2% for the six months ended April 30, 2015 versus 1.5% for the Barclays U.S. Corporate High Yield Index. The Fund held 8.2% in cash and cash equivalents as of April 30, 2015.

The five largest contributors to the performance of the First Eagle High Yield Fund over the period were Bi-Lo Holdings LLC 8.625% due 09/15/2019 (supermarkets, U.S.), Bi-Lo LLC 9.25% due 02/15/2019 (supermarkets, U.S.), Roundy's Supermarkets Inc. Term Loan B 5.75% due 02/13/2019 (supermarkets, U.S.), American Achievement Corporation 10.875% due 04/15/2016 (consumer products, U.S.), CEC Entertainment, Inc. 8.0% due 02/15/2022 (restaurants, U.S.) collectively accounting for 0.8% points of the Fund's performance.

The five largest detractors were Cactus Wellhead LLC Term Loan 7.0% due 07/30/2020 (industrials, U.S.), DFC Finance Corp. 10.5% due 06/15/2020 (financials, U.S.), Magnachip Semiconductor Corporation 6.625% due 07/15/2021 (semiconductors, Korea), Claire's Stores, Inc. 9.0% due 03/15/2019 (retail, U.S.) and Rex Energy Corporation 8.875% due 12/01/2020 (oil & gas, U.S.). Their combined negative performance subtracted 0.9% points from the Fund's performance.

First Eagle Funds | Semi-Annual Report | April 30, 2015

Management's Discussion of Fund Performance

As of April 30, 2015 the Fund was approximately 100% hedged against the Euro.

First Eagle Fund of America

The NAV of the First Eagle Fund of America Class Y shares increased 5.9% for the six months ended April 30, 2015 while the S&P 500 Index increased 4.4%. The Fund held 0.7% in a money market mutual fund as of April 30, 2015.

The five largest contributors to the performance of the First Eagle Fund of America over the period were Valeant Pharmaceuticals International Inc. (pharmaceuticals), Sealed Air Corporation (containers/packaging), Lowe's Companies Inc. (retail), Actavis PLC (pharmaceuticals) and Halozyme Therapeutics, Inc. (biotechnology) collectively accounting for 6.0% points of the Fund's performance.

The five largest detractors were SanDisk Corporation (electronic components), Pitney Bowes Inc. (shipping services), Micron Technology, Inc. (semiconductors), Occidental Petroleum Corporation (energy) and Hewlett-Packard Company (technology services and equipment). Their combined negative performance subtracted 2.7% points from the Fund's performance.

Matthew McLennan Head of the Global Value Team Portfolio Manager Global, Overseas, U.S. Value and Gold Funds	T. Kimball Brooker, Jr. Portfolio Manager Global, Overseas and U.S. Value Funds

Matt Lamphier Portfolio Manager U.S. Value Fund	Giorgio Caputo Portfolio Manager Global Income Builder Fund

First Eagle Funds | Semi-Annual Report | April 30, 2015

Management's Discussion of Fund Performance

Robert Hordon Portfolio Manager Global Income Builder Fund	Edward Meigs Portfolio Manager Global Income Builder and High Yield Funds

Sean Slein Portfolio Manager Global Income Builder and High Yield Funds	Harold Levy Portfolio Manager Fund of America

Eric Stone Portfolio Manager Fund of America
June 2015

The performance data quoted herein represents past performance and does not guarantee future results. Market volatility can dramatically impact the fund's short-term performance. Current performance may be lower or higher than figures shown. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance data through the most recent month end is available at feim.com or by calling 800.334.2143.

The commentary represents the opinion of the Portfolio Management teams as of June 2015 and is subject to change based on market and other conditions. These materials are provided for informational purposes only. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice. The views expressed herein may change at any time subsequent of the date of issue hereof. The information provided is not to be construed as a recommendation or an offer to buy or sell or the solicitation of an offer to buy or sell any fund or security.

First Eagle Funds | Semi-Annual Report | April 30, 2015

Performance Chart1 (unaudited)

	One- Year	Three- Years	Five- Years	Ten- Years	Since Inception	Inception Date
First Eagle Global Fund
Class A (SGENX) without sales charge	4.39%	9.19%	8.97%	9.20%	13.77%	01/01/79[2]
with sales charge	-0.83	7.34	7.85	8.64	13.65	01/01/79[2]
Class C (FESGX)	2.62	8.38	8.16	8.38	10.86	06/05/00
Class I (SGIIX)	4.67	9.46	9.25	9.47	11.57	07/31/98
MSCI World Index[3]	7.41	13.49	10.51	6.87	9.85	01/01/79
First Eagle Overseas Fund[4]
Class A (SGOVX) without sales charge	3.55%	8.50%	7.72%	8.38%	11.41%	08/31/93
with sales charge	-1.62	6.66	6.61	7.83	11.22	08/31/93
Class C (FESOX)	1.84	7.71	6.93	7.57	10.43	06/05/00
Class I (SGOIX)	3.82	8.79	7.99	8.65	11.63	07/31/98
MSCI EAFE Index[5]	1.66	11.22	7.40	5.62	5.35	08/31/93
First Eagle U.S. Value Fund
Class A (FEVAX) without sales charge	5.51%	9.42%	9.34%	7.77%	9.45%	09/04/01
with sales charge	0.24	7.56	8.23	7.21	9.04	09/04/01
Class C (FEVCX)	3.75	8.59	8.51	6.96	8.63	09/04/01
Class I (FEVIX)	5.79	9.69	9.61	8.04	9.72	09/04/01
Standard & Poor's 500 Index[6]	12.98	16.73	14.33	8.32	6.66	09/04/01
First Eagle Gold Fund
Class A (SGGDX) without sales charge	-11.75%	-17.89%	-10.48%	4.55%	5.35%	08/31/93
with sales charge	-16.15	-19.29	-11.39	4.02	5.16	08/31/93
Class C (FEGOX)	-13.27	-18.52	-11.16	3.76	4.84	05/15/03
Class I (FEGIX)	-11.53	-17.69	-10.26	4.81	5.88	05/15/03
FTSE Gold Mines Index[7]	-16.41	-24.64	-17.79	-1.35	-1.86	08/31/93
MSCI World Index[3]	7.41	13.49	10.51	6.87	6.95	08/31/93

First Eagle Funds | Semi-Annual Report | April 30, 2015

Performance Chart (unaudited)

	One- Year	Three- Years	Five- Years	Ten- Years	Since Inception	Inception Date
First Eagle Global Income Builder
Class A (FEBAX) without sales charge	0.53%	—	—	—	8.17%	05/01/12
with sales charge	-4.48	—	—	—	6.32	05/01/12
Class C (FEBCX)	-1.19	—	—	—	7.36	05/01/12
Class I (FEBIX)	0.76	—	—	—	8.42	05/01/12
MSCI World Index[3]	7.41	—	—	—	13.36	05/01/12
Barclays U.S. Aggregate Bond Index[8]	4.46	—	—	—	2.64	05/01/12
First Eagle High Yield
Class A (FEHAX) without sales charge	0.80%	5.84%	—	—	7.08%	01/03/12
with sales charge	-3.71	4.23%	—	—	5.61	01/03/12
Class C (FEHCX)	-0.88	5.06%	—	—	6.24	01/03/12
Class I (FEHIX)	1.09	6.19%	7.44%	—	10.40	11/19/07[9]
Barclays U.S. Corporate High Yield Index[10]	2.58	7.51	8.35	—	8.85	11/19/07
First Eagle Fund of America
Class A (FEFAX) without sales charge	8.70%	16.34%	14.91%	10.39%	9.33%	11/20/98
with sales charge	3.26	14.36	13.73	9.82	8.99	11/20/98
Class C (FEAMX)	6.90	15.47	14.05	9.56	8.50	03/02/98
Class I (FEAIX)	9.02	—	—	—	15.95	03/08/13
Class Y (FEAFX)[11]	8.69	16.33	14.91	10.38	12.32	04/10/87
Standard & Poor's 500 Index[5]	12.98	16.73	14.33	8.32	9.71	04/10/87

First Eagle Funds | Semi-Annual Report | April 30, 2015

Performance Chart (unaudited)

1  The performance data quoted herein represents past performance and does not guarantee future results. Market volatility can dramatically impact the fund's short-term performance. Current performance may be lower or higher than figures shown. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance data through the most recent month end is available at feim.com or by calling 800.334.2143. The average annual returns for Class A Shares "with sales charge" of First Eagle Global, Overseas, U.S. Value, Gold, Fund of America, and Global Income Builder give effect to the deduction of the maximum sales charge of 5.00%. The average annual returns for Class A Shares "with sales charge" of First Eagle High Yield gives effect to the deduction of the maximum sales charge of 4.50%.

The average annual returns for Class C Shares reflect the CDSC (Contingent Deferred Sales Charge) of 1.00% which pertains to the first year or less of investment only.

A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

Class I Shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund, and First Eagle Fund of America require $1mm minimum investment and are offered without a sales charge.

Class Y Shares of First Eagle Fund of America are offered without sales charge.

2  The Fund commenced operation April 28, 1970. Performance for periods prior to January 1, 2000 occurred while a prior portfolio manager of the Fund was affiliated with another firm. Inception date shown is when this prior portfolio manager assumed portfolio management responsibilities.

3  The MSCI World Index is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. The index provides total returns in U.S. dollars with net dividends reinvested.

4  Effective as of the close of business on May 9, 2014, the First Eagle Overseas Fund is closed to certain investors. Please see prospectus for more information.

5  The MSCI EAFE Index is an unmanaged total return index, reported in U.S. dollars, based on share prices and reinvested net dividends of approximately 1,100 companies from 22 countries and is not available for purchase.

6  The Standard & Poor's 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy and is not available for purchase. Although the Standard & Poor's 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also considered a proxy for the total market. The Standard & Poor's 500 Index includes dividends reinvested.

7  The FTSE Gold Mines Index Series is designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. The FTSE Gold Mines Index encompasses all gold mining companies that have a sustainable, attributable gold production of at least 300,000 ounces a year and that derive 51% or more of their revenue from mined gold. The Index is unmanaged, is available with dividends reinvested and is not available for purchase.

8  The Barclays U.S. Aggregate Bond Index is an unmanaged broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS and is not available for purchase.

9  First Eagle High Yield Fund commenced operations in its present form on December 30, 2011, and is successor to another mutual fund pursuant to a reorganization December 30, 2011. Information prior to December 30, 2011 is for this predecessor fund. Immediately after the reorganization, changes in net asset value of the Class I shares were partially impacted by differences in how the Fund and the predecessor fund price portfolio securities.

First Eagle Funds | Semi-Annual Report | April 30, 2015

Performance Chart (unaudited)

10  The Barclays U.S Corporate High Yield Bond Index is composed of fixed-rate, publicly issued, non-investment grade debt, is unmanaged, with dividends reinvested, and is not available for purchase. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The index is presented here for comparison purposes only. One cannot invest directly in an index.

11  As of September 1, 2005 First Eagle Fund of America Class Y is closed to new accounts.

Expense Ratios As Stated In The Most Recent Prospectus
Total Annual Gross Operating Expense Ratios

	Class A	Class C	Class I	Class Y
First Eagle Global Fund	1.11%	1.86%	0.83%	—
First Eagle Overseas Fund	1.16	1.90	0.86	—
First Eagle U.S. Value Fund	1.17	1.92	0.87	—
First Eagle Gold Fund	1.32	2.08	0.97	—
First Eagle Global Income Builder[12]	1.23	1.99	0.96	—
First Eagle High Yield Fund[12,13]	1.14	1.90	0.86	—
First Eagle Fund of America	1.38	2.13	1.06	1.38%

12  For the First Eagle High Yield and Global Income Builder Funds had fees not been waived and/or expenses reimbursed in the past, returns would have been lower.

13  These are the actual fund operating expenses prior to the application of fee waivers and/or expense reimbursements. The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.05% of the average daily value of the Fund's net assets for the period January 1, 2015 to February 29, 2016. This waiver has the effect of reducing the management fee for the term of the waiver from 0.70% to 0.65%.

These expense ratios are presented as of October 31, 2014 and may differ from corresponding ratios shown elsewhere in this report because of differing time periods (and/or, if applicable, because these expense ratios do not include expense credits or waivers).

There are risks associated with investing in funds that invest in securities of foreign countries, such as erratic market conditions, economic and political instability and fluctuations in currency exchange rates. Funds whose investments are concentrated in a specific industry or sector may be subject to a higher degree of risk than funds whose investments are diversified and may not be suitable for all investors.

The principal risk of investing in value stocks is that the price of the security may not approach its anticipated value or may decline in price.

Investment in gold and gold related investments present certain risks, including political and economic risks affecting the price of gold and other precious metals like changes in U.S. or foreign tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. The price of gold, in turn, is likely to affect the market prices of securities of companies mining or processing gold, and accordingly, the value of investments in such securities may also be affected. Gold related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold related investments have traditionally been more volatile than investments in broader equity or debt markets.

The event-driven investment style used by First Eagle Fund of America carries the additional risk that the event anticipated occurs later than expected, does not occur at all or does not have the desired effect on the market price of the securities.

First Eagle Funds | Semi-Annual Report | April 30, 2015

Performance Chart (unaudited)

First Eagle High Yield and Global Income Builder Funds invest in high yield securities that are non-investment grade. High yield securities are rated lower than investment-grade securities because there is a greater possibility that the issuer may be unable to make interest and principal payments on those securities. High yield securities involve greater risk than higher rated securities and portfolios that invest in them may be subject to greater levels of credit and liquidity risk than portfolios that do not.

For the First Eagle High Yield and Global Income Builder Funds, bank loans are often less liquid than other types of debt instruments. There is no assurance that the liquidation of any collateral from a secured bank loan would satisfy the borrower's obligation or that such collateral could be liquidated.

The First Eagle High Yield fund's investment strategies may result in high turnover rates. This may increase the Fund's brokerage transaction costs, which would reduce performance. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains, which could cause you to pay higher taxes.

Funds that invest in bonds are subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner, or that negative perception of the issuer's ability to make such payments may cause the price of that bond to decline.

Income generation and dividends are not guaranteed. If dividend paying stocks in a fund's portfolio stop paying or reduce dividends, the fund's ability to generate income will be adversely affected.

All investments involve the risk of loss.

First Eagle Funds | Semi-Annual Report | April 30, 2015

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First Eagle Global Fund

Fund Overview

Data as of April 30, 2015 (unaudited)

Investment Objective

The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and around the world. This truly global fund is managed with a highly disciplined, bottom-up, value oriented style.

Average Annual Returns (%)			One-Year	Five-Years	Ten-Years
First Eagle Global Fund	Class A	without sales load	4.39	8.97	9.20
		with sales load	-0.83	7.85	8.64
MSCI World Index			7.41	10.51	6.87
Consumer Price Index			-0.20	1.65	1.97

Asset Allocation* (%)

Countries** (%)

United States	43.28
Japan	13.24
France	6.64
Canada	3.67
United Kingdom	2.97
Mexico	2.02
Switzerland	1.61
Germany	1.56
South Korea	1.44
Australia	0.81
Sweden	0.73
South Africa	0.60
Bermuda	0.57
Ireland	0.55
Singapore	0.55
Hong Kong	0.54
Belgium	0.48
Thailand	0.44
Italy	0.37
Russia	0.22
Israel	0.22
Denmark	0.20
Netherlands	0.15
Norway	0.03

*  Asset Allocation and Countries percentages are based on total investments in the portfolio.

**Country allocations reflect country of the issuer (not currency of issue) and exclude short term investments. Bonds of non-U.S. issuers may be U.S. dollar denominated.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A Shares give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI World Index is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. The index provides total returns in U.S. dollars with net dividends reinvested. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold Bullion** (precious metal)	5.98
Oracle Corporation (U.S. provider of software/hardware products and services)	2.23
Microsoft Corporation (U.S. software developer)	2.15
Comcast Corporation Class 'A' (U.S. cable/satellite television company)	1.86
Bank of New York Mellon Corporation (U.S. financial services company)	1.57
Secom Company Limited (Japanese security services provider)	1.54
KDDI Corporation (Japanese telecommunications company)	1.40
Fanuc Corporation (Japanese automated machine tools manufacturer)	1.36
Omnicom Group, Inc. (U.S. advertising & marketing services provider)	1.28
Intel Corporation (U.S. computer components and related products manufacturer)	1.27
Total	20.64

*  Holdings in cash, commercial paper and other short term cash equivalents have been excluded.

**The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

Percentages are based on total net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
Common Stocks — 73.54%
International Common Stocks — 38.43%
Australia — 0.81% (a)
37,126,221	Newcrest Mining Limited (b)	$792,366,434	$416,165,540
Belgium — 0.48% (a)
2,788,865	Groupe Bruxelles Lambert SA	234,732,253	244,811,828
Bermuda — 0.56% (a)
4,676,071	Jardine Matheson Holdings Limited	236,801,754	288,901,320
Canada — 3.67%
11,944,516	Canadian Natural Resources Limited	342,066,418	396,896,516
18,731,918	Goldcorp, Inc.	599,128,363	352,722,016
16,034,052	Cenovus Energy, Inc.	446,928,656	301,760,859
9,239,119	Potash Corporation of Saskatchewan, Inc.	354,742,280	301,564,844
7,419,204	Agnico-Eagle Mines Limited	234,920,569	224,574,662
17,017,621	Barrick Gold Corporation	282,392,640	221,569,425
19,504,827	Kinross Gold Corporation (b)	92,653,308	47,396,730
12,445,611	Penn West Petroleum Limited	167,720,887	30,740,659
		2,520,553,121	1,877,225,711
Denmark — 0.20% (a)
2,987,524	ISS AS	94,568,139	100,915,331
France — 6.51%
6,926,598	Danone SA (a)	478,810,621	501,223,200
11,417,175	Bouygues SA (a)	414,984,766	471,354,436
4,284,366	Sanofi (a)	332,925,755	436,107,357
10,992,760	Carrefour SA (a)	444,625,285	379,018,161
6,922,172	Total SA (a)	340,284,813	374,835,275
7,446,750	Cie de Saint-Gobain (a)	323,552,273	338,433,090
2,407,099	Sodexo SA (a)	62,692,015	243,574,712
7,091,131	Vivendi SA (a)	197,249,958	177,765,327
936,392	Wendel SA (a)	21,286,521	115,010,607
1,867,732	Neopost SA (c)	166,306,200	90,084,481
1,401,821	Legrand SA (a)	47,735,246	81,057,095
2,682,506	Rexel SA (a)	47,647,390	50,556,210
157,260	Robertet SA (a)(c)	20,623,058	35,523,652
42,252	Robertet SA CI (d)(e)(f)	800,508	6,675,181

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Common Stocks — 38.43% (continued)
France — 6.51% (continued)
12,000,000	FINEL (b)(c)(d)(e)(g)(h)	$—	$9,431,939
385,000	Sabeton SA (c)	4,841,233	6,333,154
104,457	Gaumont SA	6,087,824	5,336,674
66,717	NSC Groupe (c)(d)	11,738,587	5,093,347
		2,922,192,053	3,327,413,898
Germany — 1.32% (a)
7,775,691	HeidelbergCement AG	424,710,748	596,865,209
693,440	Fraport AG	20,976,007	43,859,473
368,017	Daimler AG	14,585,663	35,383,609
29,871	Hornbach Baumarkt AG	560,239	1,226,716
		460,832,657	677,335,007
Hong Kong — 0.54% (a)
12,693,580	Guoco Group Limited	115,086,260	155,405,332
16,538,816	Hysan Development Company Limited	77,587,726	75,994,427
12,725,000	Hang Lung Properties Limited	39,526,685	42,935,733
		232,200,671	274,335,492
Ireland — 0.55% (a)
10,094,915	CRH PLC	175,024,030	282,086,650
Israel — 0.22% (a)
15,719,757	Israel Chemicals Limited	156,830,538	109,986,653
Italy — 0.37% (a)
17,017,170	Italcementi S.p.A.	230,422,418	121,252,956
1,734,972	Italmobiliare S.p.A. RSP	121,356,934	33,876,935
1,021,137	Italmobiliare S.p.A.	107,360,738	33,337,955
		459,140,090	188,467,846
Japan — 13.24% (a)
11,079,030	Secom Company Limited	501,828,420	785,185,909
30,281,400	KDDI Corporation	320,858,499	716,528,713
3,169,600	Fanuc Corporation	295,828,491	697,193,686
1,127,190	Keyence Corporation	198,803,729	601,748,837
1,785,556	SMC Corporation	183,601,829	537,134,263
13,168,640	Hoya Corporation	280,084,373	507,530,735
14,917,300	Sompo Japan Nipponkoa Holdings, Inc.	402,645,728	487,345,507

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Common Stocks — 38.43% (continued)
Japan — 13.24% (a) (continued)
30,964,200	Astellas Pharma, Inc.	$242,330,120	$482,134,145
3,345,590	Shimano, Inc.	45,110,879	479,259,004
12,522,320	MS&AD Insurance Group Holdings, Inc.	288,825,899	358,351,675
2,217,600	Hirose Electric Company Limited (c)	220,755,881	312,245,564
13,217,880	Mitsubishi Estate Company Limited	232,209,618	311,112,821
3,308,230	Nissin Foods Holdings Company Limited	116,618,183	158,616,774
2,490,100	Nomura Research Institute Limited	50,774,023	98,265,581
3,526,280	Chofu Seisakusho Company Limited (c)	64,322,538	84,296,801
5,147,000	T. Hasegawa Company Limited (c)	79,849,658	75,410,067
632,500	Nitori Holdings Company Limited	26,796,871	48,644,948
340,500	FamilyMart Company Limited	13,364,701	14,662,955
183,000	Shin-Etsu Chemical Company Limited	8,388,326	11,186,570
		3,572,997,766	6,766,854,555
Mexico — 1.82%
16,713,544	Grupo Televisa S.A.B., ADR (b)	327,870,823	608,540,137
19,043,916	Fresnillo PLC (a)	258,153,252	211,217,025
6,401,020	Industrias Peñoles S.A.B. de C.V.	7,339,323	108,477,721
		593,363,398	928,234,883
Netherlands — 0.15% (a)
8,900,763	TNT Express NV	64,455,207	75,977,525
Norway — 0.03% (a)
2,000,066	Orkla ASA	13,269,921	15,705,874
Russia — 0.22% (a)
19,361,267	Gazprom OAO, ADR	130,470,161	113,436,657
South Africa — 0.60%
16,836,513	AngloGold Ashanti Limited, ADR (b)	269,094,862	190,757,692
25,019,071	Gold Fields Limited, ADR	233,463,377	114,337,155
		502,558,239	305,094,847
South Korea — 1.39%
4,081,054	KT&G Corporation (a)	229,470,764	361,416,381
5,024,997	Kia Motors Corporation (a)	254,266,537	231,560,794
51,900	Lotte Confectionery Company Limited (a)	21,157,499	90,278,991

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Common Stocks — 38.43% (continued)
South Korea — 1.39% (continued)
39,989	Namyang Dairy Products Company Limited (c)	$7,325,466	$27,455,134
		512,220,266	710,711,300
Sweden — 0.73% (a)
5,939,940	Investor AB, Class 'A'	116,378,542	236,910,595
3,394,798	Investor AB, Class 'B'	63,888,333	138,330,211
		180,266,875	375,240,806
Switzerland — 1.61% (a)
5,811,560	Nestlé SA	197,673,733	450,885,305
4,327,670	Pargesa Holding SA	272,881,781	315,215,942
388,803	Kuehne & Nagel International AG	7,503,142	58,314,379
		478,058,656	824,415,626
Thailand — 0.44% (a)
40,262,600	Bangkok Bank PCL, NVDR	155,973,252	225,362,224
United Kingdom — 2.97%
7,175,381	Berkeley Group Holdings PLC (a)(c)	86,127,760	276,271,201
4,899,197	Liberty Global PLC, Series 'C' (b)	201,331,746	247,164,489
574,695	Liberty Global PLC, Series 'A' (b)	24,596,052	29,964,597
10,337,329	GlaxoSmithKline PLC (a)	204,849,425	238,757,841
4,355,040	Willis Group Holdings PLC	119,957,625	211,785,595
3,709,997	British American Tobacco PLC (a)	197,707,697	203,840,510
4,885,790	Diageo PLC (a)	134,973,869	135,641,056
42,951,230	WM Morrison Supermarkets PLC (a)	186,107,922	122,465,919
3,052,693	Anglo American PLC (a)	74,109,213	51,720,281
		1,229,761,309	1,517,611,489
Total International Common Stocks		15,718,636,790	19,646,291,062
U.S. Common Stocks — 35.11%
Consumer Discretionary — 4.70%
16,502,977	Comcast Corporation, Class 'A'	348,272,491	950,406,446
8,668,246	Omnicom Group, Inc.	366,461,207	656,706,317
4,033,949	McDonald's Corporation	397,465,831	389,477,776
4,424,582	Vista Outdoor, Inc. (b)(c)	89,190,234	193,619,708
3,992,318	H&R Block, Inc.	67,554,206	120,727,696
1,265,679	Bed Bath & Beyond, Inc. (b)	77,330,447	89,179,742

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
U.S. Common Stocks — 35.11% (continued)
Consumer Discretionary — 4.70% (continued)
2,485	JG Boswell Company	$573,840	$1,801,650
31,592	Mills Music Trust (c)(d)	930,199	620,783
125,235	St. John Knits International, Inc. (b)(d)	1,928,439	500,940
		1,349,706,894	2,403,041,058
Consumer Staples — 0.69%
3,258,980	Colgate-Palmolive Company	125,309,064	219,264,175
1,693,404	Wal-Mart Stores, Inc.	82,465,011	132,170,182
		207,774,075	351,434,357
Energy — 2.90%
11,664,399	National Oilwell Varco, Inc.	781,054,870	634,659,949
5,498,448	Devon Energy Corporation	312,965,847	375,049,138
5,199,638	ConocoPhillips	198,796,836	353,159,413
867,954	Phillips 66	68,629,773	68,837,432
3,908,035	San Juan Basin Royalty Trust (c)	138,744,050	42,675,742
182,640	FMC Technologies, Inc. (b)	7,449,065	8,054,424
		1,507,640,441	1,482,436,098
Financials — 9.19%
18,950,900	Bank of New York Mellon Corporation	484,400,217	802,381,106
8,324,306	American Express Company	454,062,942	644,717,500
2,442	Berkshire Hathaway, Inc., Class 'A' (b)	193,617,046	521,122,800
9,693,682	BB&T Corporation	245,863,323	371,171,084
6,804,202	Cincinnati Financial Corporation	170,308,782	344,564,789
7,819,459	U.S. Bancorp	192,949,644	335,220,207
9,921,397	Weyerhaeuser Company, REIT	154,182,567	312,623,219
7,099,796	Plum Creek Timber Company, Inc., REIT	267,829,380	299,611,391
4,292,819	American International Group, Inc.	225,111,358	241,642,782
4,386,051	WR Berkley Corporation	117,583,057	214,872,639
2,973,748	Visa, Inc., Class 'A'	53,618,674	196,416,055
2,024,060	Mastercard, Inc., Class 'A'	40,702,513	182,590,453
299,496	Alleghany Corporation (b)	114,850,390	141,817,346
2,714,219	Brown & Brown, Inc.	83,214,846	86,719,297
		2,798,294,739	4,695,470,668

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
U.S. Common Stocks — 35.11% (continued)
Health Care — 0.80%
2,009,802	Anthem, Inc.	$94,364,268	$303,339,416
1,059,980	Johnson & Johnson	59,610,843	105,150,016
		153,975,111	408,489,432
Industrials — 5.81%
4,069,880	3M Company	315,646,157	636,488,533
6,170,602	Cintas Corporation (c)	179,370,141	493,339,630
2,912,738	Northrop Grumman Corporation	171,493,693	448,678,162
2,066,104	Lockheed Martin Corporation	144,573,784	385,535,006
3,153,153	Deere & Company	261,701,559	285,423,410
2,641,921	Orbital ATK, Inc.	103,201,609	193,282,940
2,652,727	Flowserve Corporation	149,014,285	155,264,111
5,851,664	NOW, Inc. (b)(c)	178,684,330	139,854,770
492,310	WW Grainger, Inc.	115,325,353	122,304,573
2,739,721	Timken Company	113,555,057	107,643,638
		1,732,565,968	2,967,814,773
Information Technology — 9.10%
26,101,922	Oracle Corporation	820,139,087	1,138,565,838
22,635,660	Microsoft Corporation	593,352,723	1,100,998,502
19,937,517	Intel Corporation	378,732,369	648,966,178
8,766,525	Teradata Corporation (b)(c)	369,529,577	385,639,435
8,019,789	Linear Technology Corporation	227,165,656	369,952,867
6,957,896	Xilinx, Inc.	278,797,210	301,694,371
450,755	Google, Inc., Class 'A' (b)	179,804,167	247,360,821
241,808	Google, Inc., Class 'C' (b)	62,403,398	129,933,082
1,912,289	Automatic Data Processing, Inc.	60,075,345	161,664,912
2,822,758	Altera Corporation	96,664,590	117,652,553
1,074,758	CommVault Systems, Inc. (b)	51,692,790	49,170,178
		3,118,356,912	4,651,598,737
Materials — 1.48%
4,172,577	Scotts Miracle-Gro Company, Class 'A' (c)	182,102,946	269,172,942
2,547,193	Vulcan Materials Company	104,381,952	217,835,946
1,503,105	Martin Marietta Materials, Inc.	131,909,929	214,417,928
811,480	Deltic Timber Corporation (c)	39,544,384	51,934,720

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
U.S. Common Stocks — 35.11% (continued)
Materials — 1.48% (continued)
64,766	Royal Gold, Inc.	$4,193,162	$4,179,350
		462,132,373	757,540,886
Utilities — 0.44%
3,760,485	IDACorp, Inc. (c)	124,066,738	226,870,060
Total U.S. Common Stocks		11,454,513,251	17,944,696,069
Total Common Stocks		27,173,150,041	37,590,987,131
International Preferred Stock — 0.23%
Germany — 0.23%
1,339,934	Hornbach Holding AG	41,310,978	118,573,171
Investment Company — 0.00%
215,680	State Street Institutional U.S. Government Money Market Fund, Institutional Class	215,680	215,680
Warrant — 0.23%
United States — 0.23%
5,054,637	JPMorgan Chase & Company Warrant expire 10/28/18 (b)	65,065,361	119,339,980
Ounces
Commodity — 5.98%
2,581,444	Gold bullion (b)	2,653,554,867	3,053,331,518
Principal
Notes and Bonds — 2.91%
U.S. Bonds — 1.97%
Government Obligations — 1.96%
$250,000,000	U.S. Treasury Note 0.50% due 06/15/16	250,293,145	250,507,750
250,000,000	U.S. Treasury Note 0.625% due 12/15/16	249,655,744	250,527,250
250,000,000	U.S. Treasury Note 0.75% due 03/15/17	249,536,331	250,879,000

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Bonds — 1.97% (continued)
Government Obligations — 1.96% (continued)
$250,000,000	U.S. Treasury Note 0.875% due 09/15/16	$251,139,255	$251,582,000
		1,000,624,475	1,003,496,000
U.S. Corporate Bond — 0.01%
5,467,000	Bausch & Lomb, Inc. 7.125% due 08/01/28 (d)	4,829,402	5,481,285
Total U.S. Bonds		1,005,453,877	1,008,977,285
International Notes and Bonds — 0.94%
International Corporate Notes and Bonds — 0.13%
France — 0.13%
15,000,000 EUR	Emin Leydier SA FRN 8.146% due 07/31/16 (d)(e)(h)(i)	21,369,283	16,842,748
17,256,032 EUR	FINEL 9.50% due 06/30/17 (d)(e)(h)	21,555,398	19,375,933
12,050,000 EUR	Wendel SA 4.375% due 08/09/17	14,163,306	14,714,246
10,000,000 EUR	Wendel SA 4.875% due 09/21/15	13,417,503	11,428,681
3,500,000 EUR	Wendel SA 4.875% due 05/26/16	4,021,364	4,120,579
Total International Corporate Notes and Bonds		74,526,854	66,482,187
International Government Bonds — 0.81%
Mexico — 0.21%
871,240,000 MXN	Mexican Bonos 4.75% due 06/14/18	62,167,399	56,856,162
764,192,000 MXN	Mexican Bonos 5.00% due 12/11/19	56,030,783	49,374,663
		118,198,182	106,230,825
Singapore — 0.55%
154,398,000 SGD	Singapore Government Bond 0.50% due 04/01/18	116,592,468	114,258,254
150,966,000 SGD	Singapore Government Bond 2.375% due 04/01/17	125,522,280	116,952,443
61,659,000 SGD	Singapore Government Bond 3.25% due 09/01/20	49,497,579	49,902,410
		291,612,327	281,113,107

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Government Bonds — 0.81% (continued)
South Korea — 0.05%
26,080,320,000 KRW	Inflation Linked Korea Treasury Bond 2.75% due 03/10/17 (j)	$24,907,723	$24,918,262
Total International Government Bonds		434,718,232	412,262,194
Total International Notes and Bonds		509,245,086	478,744,381
Total Notes and Bonds		1,514,698,963	1,487,721,666
Commercial Paper — 17.12%
International Commercial Paper — 5.97%
Australia — 0.08%
39,897,000 USD	Telstra Corporation Limited 0.18% due 06/10/15	39,889,021	39,889,957
Canada — 0.73%
21,600,000 USD	Suncor Energy, Inc. 0.39% due 05/01/15	21,600,000	21,599,868
38,456,000 USD	Suncor Energy, Inc. 0.55% due 05/12/15	38,449,655	38,453,180
43,734,000 USD	Suncor Energy, Inc. 0.56% due 05/13/15	43,725,982	43,730,526
81,114,000 USD	Total Capital Limited 0.10% due 06/04/15	81,106,339	81,104,773
81,153,000 USD	Total Capital Limited 0.10% due 06/12/15	81,143,532	81,140,690
82,499,000 USD	Total Capital Limited 0.13% due 05/05/15	82,497,809	82,497,969
25,575,000 USD	Total Capital Limited 0.13% due 06/12/15	25,571,121	25,571,120
France — 1.05%
36,896,000 USD	Essilor International 0.12% due 05/04/15	36,895,631	36,895,508
23,621,000 USD	Essilor International 0.14% due 07/06/15	23,614,937	23,612,867
25,000,000 USD	Essilor International 0.16% due 05/04/15	24,999,667	24,999,667
33,326,000 USD	GDF Suez SA 0.18% due 06/08/15	33,319,668	33,320,512
40,308,000 USD	GDF Suez SA 0.19% due 05/11/15	40,305,872	40,306,522

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Commercial Paper — 5.97% (continued)
France — 1.05% (continued)
53,688,000 USD	GDF Suez SA 0.19% due 05/19/15	$53,682,900	$53,684,401
40,707,000 USD	GDF Suez SA 0.19% due 07/13/15	40,691,316	40,691,185
34,602,000 USD	Sanofi 0.10% due 06/19/15	34,597,290	34,599,117
46,376,000 USD	Sanofi 0.10% due 06/22/15	46,369,301	46,371,494
39,368,000 USD	Sanofi 0.11% due 06/26/15	39,361,264	39,363,387
24,595,000 USD	Sanofi 0.11% due 06/30/15	24,590,491	24,591,666
60,906,000 USD	Sanofi 0.12% due 06/19/15	60,896,052	60,900,925
45,386,000 USD	Électricité de France SA 0.18% due 05/11/15	45,383,731	45,384,058
34,008,000 USD	Électricité de France SA 0.18% due 06/04/15	34,002,219	34,002,809
Germany — 0.34%
31,494,000 USD	BASF AG 0.11% due 06/19/15	31,489,285	31,486,695
39,428,000 USD	BASF AG 0.12% due 06/19/15	39,421,560	39,418,855
49,989,000 USD	BASF AG 0.12% due 06/23/15	49,980,168	49,976,103
49,989,000 USD	BASF AG 0.12% due 06/24/15	49,980,002	49,975,788
Japan — 0.36%
36,661,000 USD	Honda Corporation 0.11% due 05/07/15	36,660,328	36,660,287
42,739,000 USD	Honda Corporation 0.11% due 06/11/15	42,733,646	42,733,116
40,298,000 USD	Honda Corporation 0.13% due 05/07/15	40,297,127	40,297,217
66,202,000 USD	Honda Corporation 0.14% due 06/23/15	66,188,355	66,188,296

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Commercial Paper — 5.97% (continued)
Switzerland — 1.27%
40,576,000 USD	Nestlé SA 0.10% due 05/12/15	$40,574,760	$40,574,134
35,999,000 USD	Nestlé SA 0.10% due 06/01/15	35,995,900	35,994,552
36,848,000 USD	Nestlé SA 0.10% due 07/06/15	36,841,245	36,838,330
34,385,000 USD	Nestlé SA 0.13% due 05/19/15	34,382,765	34,382,496
68,770,000 USD	Nestlé SA 0.13% due 05/20/15	68,765,282	68,764,727
25,337,000 USD	Roche Holdings, Inc. 0.09% due 05/04/15	25,336,810	25,336,747
35,750,000 USD	Roche Holdings, Inc. 0.09% due 05/18/15	35,748,481	35,748,302
38,294,000 USD	Roche Holdings, Inc. 0.09% due 05/20/15	38,292,181	38,291,915
17,193,000 USD	Roche Holdings, Inc. 0.09% due 05/21/15	17,192,140	17,191,997
20,600,000 USD	Roche Holdings, Inc. 0.09% due 05/22/15	20,598,918	20,598,729
33,581,000 USD	Roche Holdings, Inc. 0.09% due 06/02/15	33,578,313	33,577,491
40,557,000 USD	Roche Holdings, Inc. 0.09% due 06/03/15	40,553,654	40,552,595
35,999,000 USD	Roche Holdings, Inc. 0.09% due 06/05/15	35,995,850	35,994,752
35,999,000 USD	Roche Holdings, Inc. 0.09% due 06/08/15	35,995,580	35,994,242
28,647,000 USD	Roche Holdings, Inc. 0.09% due 06/09/15	28,644,207	28,643,085
36,675,000 USD	Roche Holdings, Inc. 0.10% due 06/19/15	36,670,008	36,668,021
37,947,000 USD	Roche Holdings, Inc. 0.10% due 06/22/15	37,941,519	37,939,123
47,899,000 USD	Roche Holdings, Inc. 0.11% due 07/13/15	47,888,316	47,883,345

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Commercial Paper — 5.97% (continued)
United Kingdom — 2.14%
59,637,000 USD	AstraZeneca PLC 0.09% due 05/12/15	$59,635,360	$59,635,211
62,639,000 USD	AstraZeneca PLC 0.09% due 05/14/15	62,636,964	62,636,808
35,999,000 USD	AstraZeneca PLC 0.09% due 06/03/15	35,996,030	35,995,090
75,388,000 USD	AstraZeneca PLC 0.09% due 06/05/15	75,381,404	75,379,104
72,650,000 USD	AstraZeneca PLC 0.09% due 06/08/15	72,643,098	72,640,398
36,896,000 USD	AstraZeneca PLC 0.10% due 05/05/15	36,895,590	36,895,539
97,056,000 USD	AstraZeneca PLC 0.10% due 06/18/15	97,043,059	97,038,166
58,972,000 USD	AstraZeneca PLC 0.11% due 05/08/15	58,970,739	58,970,820
61,801,000 USD	AstraZeneca PLC 0.11% due 05/19/15	61,797,601	61,797,836
75,894,000 USD	AstraZeneca PLC 0.12% due 07/01/15	75,878,568	75,874,263
73,805,000 USD	AstraZeneca PLC 0.12% due 07/02/15	73,789,747	73,785,368
38,548,000 USD	AstraZeneca PLC 0.12% due 07/21/15	38,537,592	38,533,512
33,581,000 USD	Centrica PLC 0.61% due 05/01/15	33,581,000	33,580,795
31,649,000 USD	Centrica PLC 0.67% due 05/26/15	31,634,494	31,643,606
62,479,000 USD	Royal Dutch Shell PLC 0.10% due 06/12/15	62,471,711	62,475,343
31,239,000 USD	Royal Dutch Shell PLC 0.10% due 06/15/15	31,235,095	31,236,924
31,239,000 USD	Royal Dutch Shell PLC 0.10% due 06/19/15	31,234,748	31,236,397
55,303,000 USD	Royal Dutch Shell PLC 0.12% due 07/09/15	55,290,280	55,294,075
32,153,000 USD	Royal Dutch Shell PLC 0.12% due 07/13/15	32,145,176	32,147,382

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Commercial Paper — 5.97% (continued)
United Kingdom — 2.14% (continued)
38,172,000 USD	Vodafone Group PLC 0.41% due 06/04/15	$38,157,580	$38,154,929
26,691,000 USD	Vodafone Group PLC 0.44% due 06/08/15	26,678,885	26,677,468
Total International Commercial Paper		3,052,074,919	3,052,052,175
U.S. Commercial Paper — 11.15%
$65,752,000	3M Company 0.08% due 06/04/15	65,747,032	65,744,521
17,425,000	3M Company 0.09% due 06/09/15	17,423,301	17,422,619
59,052,000	3M Company 0.09% due 06/15/15	59,045,357	59,042,115
71,196,000	Abbott Laboratories 0.11% due 05/05/15	71,195,130	71,195,604
19,948,000	Abbott Laboratories 0.11% due 05/21/15	19,946,781	19,947,535
18,337,000	Abbott Laboratories 0.11% due 06/15/15	18,334,479	18,335,782
20,000,000	Abbott Laboratories 0.11% due 06/23/15	19,996,761	19,997,960
33,452,000	Abbott Laboratories 0.11% due 07/07/15	33,445,152	33,446,755
102,689,000	Abbott Laboratories 0.12% due 06/02/15	102,678,047	102,685,046
55,302,000	Abbott Laboratories 0.12% due 06/09/15	55,294,811	55,299,112
42,316,000	Abbott Laboratories 0.12% due 06/16/15	42,309,512	42,313,017
45,397,000	Abbott Laboratories 0.12% due 06/26/15	45,388,526	45,391,681
24,756,000	Abbott Laboratories 0.12% due 07/01/15	24,750,966	24,752,547
30,538,000	Abbott Laboratories 0.12% due 07/13/15	30,530,569	30,532,664
19,086,000	Anthem, Inc. 0.28% due 05/19/15	19,083,328	19,083,713
36,325,000	Anthem, Inc. 0.33% due 05/15/15	36,320,338	36,321,670

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 11.15% (continued)
$36,902,000	Apple, Inc. 0.07% due 05/21/15	$36,900,565	$36,899,848
31,239,000	Apple, Inc. 0.07% due 06/10/15	31,236,570	31,234,553
36,848,000	Apple, Inc. 0.08% due 06/04/15	36,845,216	36,843,809
28,215,000	Apple, Inc. 0.09% due 05/04/15	28,214,788	28,214,718
8,459,000	Apple, Inc. 0.09% due 05/13/15	8,458,746	8,458,725
50,000,000	Apple, Inc. 0.09% due 05/20/15	49,997,625	49,997,278
40,557,000	Apple, Inc. 0.09% due 06/01/15	40,553,857	40,552,926
36,325,000	Apple, Inc. 0.09% due 06/05/15	36,321,822	36,320,714
28,553,000	Apple, Inc. 0.09% due 07/13/15	28,547,789	28,543,668
30,945,000	Apple, Inc. 0.10% due 07/06/15	30,939,327	30,936,073
46,027,000	Apple, Inc. 0.10% due 07/10/15	46,018,498	46,012,748
34,602,000	Apple, Inc. 0.10% due 07/14/15	34,594,887	34,590,466
60,650,000	Apple, Inc. 0.10% due 07/15/15	60,637,365	60,629,386
38,548,000	Apple, Inc. 0.10% due 07/16/15	38,539,862	38,534,726
25,038,000	Apple, Inc. 0.11% due 05/07/15	25,037,541	25,037,562
14,519,000	Campbell Soup Company 0.41% due 05/05/15	14,518,355	14,518,657
8,568,000	Campbell Soup Company 0.41% due 05/12/15	8,566,953	8,567,514
25,589,000	Campbell Soup Company 0.46% due 05/18/15	25,583,562	25,586,825
63,938,000	Caterpillar Financial Services Company 0.10% due 05/20/15	63,934,625	63,934,448
64,306,000	Caterpillar Financial Services Company 0.10% due 06/15/15	64,297,962	64,295,975

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 11.15% (continued)
$38,172,000	Caterpillar Financial Services Company 0.10% due 06/16/15	$38,167,122	$38,165,820
36,675,000	Chevron Corporation 0.09% due 05/15/15	36,673,716	36,673,625
68,523,000	Chevron Corporation 0.10% due 05/06/15	68,522,048	68,521,972
50,371,000	Chevron Corporation 0.10% due 05/15/15	50,369,041	50,369,111
22,023,000	Chevron Corporation 0.10% due 05/19/15	22,021,899	22,021,873
84,632,000	Chevron Corporation 0.10% due 06/05/15	84,623,772	84,622,013
36,078,000	Chevron Corporation 0.12% due 05/15/15	36,076,316	36,076,647
36,078,000	Chevron Corporation 0.12% due 05/18/15	36,075,956	36,076,286
39,897,000	Church & Dwight Company, Inc. 0.61% due 05/13/15	39,889,021	39,893,831
80,868,000	Cisco Systems, Inc. 0.11% due 06/17/15	80,856,386	80,853,551
34,602,000	Coca-Cola Company 0.10% due 07/14/15	34,594,887	34,593,710
25,337,000	Coca-Cola Company 0.12% due 05/01/15	25,337,000	25,336,951
39,047,000	Coca-Cola Company 0.12% due 05/13/15	39,045,438	39,046,013
40,308,000	Coca-Cola Company 0.13% due 05/14/15	40,306,108	40,306,903
36,078,000	Coca-Cola Company 0.13% due 05/19/15	36,075,655	36,076,667
36,366,000	Coca-Cola Company 0.14% due 05/13/15	36,364,303	36,365,081
39,315,000	Coca-Cola Company 0.14% due 05/20/15	39,312,095	39,313,471
50,509,000	Coca-Cola Company 0.14% due 05/22/15	50,504,875	50,506,839
40,576,000	ConocoPhillips 0.12% due 05/15/15	40,574,106	40,574,816
42,344,000	ConocoPhillips 0.17% due 06/09/15	42,336,202	42,340,377

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 11.15% (continued)
$40,557,000	Devon Energy Corporation 0.51% due 05/06/15	$40,554,184	$40,555,513
35,999,000	Devon Energy Corporation 0.51% due 05/08/15	35,995,500	35,997,240
58,234,000	Devon Energy Corporation 0.61% due 05/04/15	58,231,088	58,232,577
21,099,000	Dominion Resources, Inc. 0.56% due 05/21/15	21,092,553	21,096,169
16,438,000	Dr Pepper Snapple Group, Inc. 0.52% due 06/18/15	16,426,822	16,432,071
33,618,000	Duke Energy Corporation 0.63% due 05/05/15	33,615,684	33,616,973
37,947,000	Exxon Mobil Corporation 0.09% due 05/21/15	37,945,103	37,944,787
32,876,000	Exxon Mobil Corporation 0.09% due 07/10/15	32,870,247	32,865,820
38,548,000	Exxon Mobil Corporation 0.10% due 07/02/15	38,541,361	38,537,746
54,117,000	Exxon Mobil Corporation 0.12% due 05/14/15	54,114,655	54,115,106
41,522,000	Google, Inc. 0.06% due 05/13/15	41,521,170	41,521,400
39,897,000	Google, Inc. 0.07% due 05/14/15	39,895,991	39,896,379
69,444,000	Google, Inc. 0.10% due 07/08/15	69,430,883	69,432,953
37,947,000	Hewlett-Packard Company 0.71% due 05/07/15	37,942,573	37,946,262
42,316,000	Hewlett-Packard Company 0.73% due 05/11/15	42,307,537	42,314,707
18,657,000	Honeywell International, Inc. 0.12% due 05/27/15	18,655,383	18,655,503
36,896,000	Honeywell International, Inc. 0.12% due 06/02/15	36,892,064	36,892,212
36,896,000	Honeywell International, Inc. 0.12% due 06/03/15	36,891,941	36,892,062
36,585,000	International Business Machines Corporation 0.12% due 06/29/15	36,577,805	36,580,122

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 11.15% (continued)
$32,435,000	John Deere Limited 0.10% due 06/03/15	$32,432,027	$32,431,539
91,861,000	John Deere Limited 0.11% due 06/11/15	91,849,492	91,848,354
76,913,000	Johnson & Johnson 0.05% due 05/06/15	76,912,466	76,912,487
76,913,000	Johnson & Johnson 0.05% due 05/08/15	76,912,252	76,912,316
41,081,000	Johnson & Johnson 0.05% due 06/18/15	41,078,261	41,077,757
33,581,000	McDonald's Corporation 0.09% due 05/07/15	33,580,496	33,580,543
38,617,000	McDonald's Corporation 0.10% due 06/01/15	38,613,675	38,614,563
19,927,000	MetLife 0.12% due 05/01/15	19,927,000	19,926,957
39,758,000	MetLife 0.13% due 05/15/15	39,755,990	39,755,846
28,230,000	MetLife 0.14% due 06/10/15	28,225,609	28,225,338
23,129,000	MetLife 0.14% due 06/11/15	23,125,312	23,125,060
24,997,000	MetLife 0.14% due 06/15/15	24,992,626	24,992,177
34,940,000	National Oilwell Varco, Inc. 0.15% due 05/06/15	34,939,272	34,939,301
34,602,000	National Oilwell Varco, Inc. 0.15% due 06/10/15	34,596,233	34,595,892
23,951,000	Omnicom Group, Inc. 0.49% due 05/21/15	23,944,613	23,947,787
55,344,000	PepsiCo, Inc. 0.09% due 05/01/15	55,344,000	55,343,893
30,143,000	PepsiCo, Inc. 0.09% due 05/04/15	30,142,774	30,142,766
55,122,000	PepsiCo, Inc. 0.09% due 05/08/15	55,121,035	55,121,142
36,675,000	PepsiCo, Inc. 0.09% due 05/11/15	36,674,083	36,674,216
39,758,000	PepsiCo, Inc. 0.09% due 05/12/15	39,756,907	39,757,072

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 11.15% (continued)
$38,822,000	PepsiCo, Inc. 0.09% due 05/14/15	$38,820,738	$38,820,943
25,575,000	PepsiCo, Inc. 0.09% due 05/21/15	25,573,721	25,573,956
50,000,000	PepsiCo, Inc. 0.09% due 05/28/15	49,996,625	49,997,278
56,751,000	PepsiCo, Inc. 0.09% due 06/11/15	56,745,183	56,745,836
84,687,000	Pfizer, Inc. 0.09% due 07/01/15	84,674,085	84,675,186
57,441,000	Pfizer, Inc. 0.10% due 05/07/15	57,440,043	57,440,553
31,820,000	Pfizer, Inc. 0.10% due 07/30/15	31,812,045	31,812,761
33,581,000	Philip Morris International, Inc. 0.10% due 05/06/15	33,580,534	33,580,328
42,437,000	Philip Morris International, Inc. 0.10% due 06/03/15	42,433,110	42,431,189
24,997,000	Philip Morris International, Inc. 0.10% due 06/17/15	24,993,736	24,991,534
25,334,000	Philip Morris International, Inc. 0.10% due 06/18/15	25,330,622	25,328,311
38,617,000	Philip Morris International, Inc. 0.11% due 05/01/15	38,617,000	38,616,871
35,999,000	Philip Morris International, Inc. 0.11% due 05/13/15	35,997,680	35,997,440
37,694,000	Philip Morris International, Inc. 0.12% due 05/11/15	37,692,744	37,692,618
81,468,000	Philip Morris International, Inc. 0.12% due 05/18/15	81,463,383	81,462,908
35,999,000	Philip Morris International, Inc. 0.12% due 05/21/15	35,996,600	35,996,270
78,270,000	Philip Morris International, Inc. 0.12% due 05/22/15	78,264,639	78,263,734
37,175,000	Philip Morris International, Inc. 0.12% due 06/08/15	37,170,291	37,168,878
15,176,000	Precision Castparts Corporation 0.10% due 05/01/15	15,176,000	15,175,949
24,720,000	Precision Castparts Corporation 0.10% due 05/08/15	24,719,519	24,719,341

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 11.15% (continued)
$23,013,000	Precision Castparts Corporation 0.20% due 06/16/15	$23,007,119	$23,008,103
21,172,000	Precision Castparts Corporation 0.25% due 06/09/15	21,166,266	21,168,401
23,621,000	Precision Castparts Corporation 0.25% due 06/10/15	23,614,439	23,616,830
50,926,000	Qualcomm, Inc. 0.10% due 06/02/15	50,921,473	50,921,238
39,897,000	Qualcomm, Inc. 0.11% due 05/19/15	39,894,806	39,894,894
36,675,000	Qualcomm, Inc. 0.12% due 06/09/15	36,670,232	36,670,640
73,349,000	Qualcomm, Inc. 0.12% due 06/10/15	73,339,220	73,340,062
36,848,000	Qualcomm, Inc. 0.12% due 06/18/15	36,842,104	36,842,332
40,576,000	Sherwin-Williams Company 0.36% due 05/12/15	40,571,661	40,573,430
38,822,000	Sherwin-Williams Company 0.36% due 05/13/15	38,817,471	38,819,336
36,534,000	Unilever Capital Corporation 0.09% due 05/04/15	36,533,726	36,533,594
42,316,000	United Healthcare Company 0.26% due 05/14/15	42,312,027	42,312,873
36,601,000	United Healthcare Company 0.27% due 05/04/15	36,600,176	36,600,227
36,848,000	United Healthcare Company 0.30% due 06/15/15	36,834,182	36,837,124
30,945,000	United Healthcare Company 0.30% due 06/16/15	30,933,138	30,935,587
69,204,000	United Healthcare Company 0.30% due 07/07/15	69,165,361	69,170,667
49,690,000	United Healthcare Company 0.35% due 07/21/15	49,651,987	49,660,007
39,897,000	United Technologies Corporation 0.10% due 05/11/15	39,895,892	39,895,537
73,349,000	United Technologies Corporation 0.11% due 05/18/15	73,345,190	73,344,416
13,541,000	United Technologies Corporation 0.14% due 06/19/15	13,538,420	13,537,859
First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 11.15% (continued)
$36,902,000	Walt Disney Company 0.09% due 05/12/15	$36,900,985	$36,901,139
73,696,000	Walt Disney Company 0.09% due 06/16/15	73,687,525	73,687,918
40,557,000	Walt Disney Company 0.10% due 06/01/15	40,553,508	40,554,440
27,006,000	Walt Disney Company 0.10% due 06/25/15	27,001,874	27,001,715
30,945,000	Walt Disney Company 0.10% due 07/15/15	30,938,553	30,937,487
Total U.S. Commercial Paper		5,695,624,251	5,695,666,865
Total Commercial Paper		8,747,699,170	8,747,719,040
Total Investments — 100.01% (Cost: $40,195,695,060)			51,117,888,186
Liabilities in Excess of Other Assets — (0.01)%			(3,759,777)
Net Assets — 100.00%			$51,114,128,409

(a)  Securities with a total market value equal to $16,107,628,055 have been fair valued based on fair value adjustment factors at April 30, 2015.

(b)  Non-income producing security/commodity.

(c)  An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(d)  Security is deemed illiquid. At April 30, 2015, the value of these securities amounted to $64,022,156 or 0.13% of net assets.

(e)  Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $52,325,801 or 0.10% of net assets.

(f)  Represents non-voting class of shares.

(g)  Held through Financiere Rouge, LLC, wholly owned subsidiary and disregarded entity for U.S. tax purposes.

(h)  Represents securities that are subject to legal or contractual restrictions on resale. At April 30, 2015, the value of these securities amounted to $45,650,620 or 0.09% of net assets.

(i)  Floating rate security. Rate shown is the rate in effect at April 30, 2015.

(j)  Inflation protected security.

At April 30, 2015, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$13,190,161,750
Gross unrealized depreciation	(2,267,968,624)
Net unrealized appreciation	$10,922,193,126

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Abbreviations used in this schedule include:

ADR  —  American Depositary Receipt

FRN  —  Floating Rate Note

NVDR  —  Non-Voting Depository Receipt

PCL  —  Public Company Limited

PLC  —  Public Limited Company

REIT  —  Real Estate Investment Trust

RSP  —  Represents Savings Shares

Currencies

EUR  — Euro

KRW  — South Korean Won

MXN  — Mexican Peso

SGD  — Singapore Dollar

USD  — United States Dollar

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Emin Leydier SA FRN 8.146% due 07/31/16	07/30/09	$21,369,283	$1.12
FINEL 9.50% due 06/30/17	06/22/05	21,555,398	1.12
FINEL	07/30/09	—	0.79

Foreign Currency Exchange Contracts — Sales

Settlement Dates Through	Foreign Currency To be Delivered		U.S. $ To be Received	U.S. $ Value At April 30, 2015	Unrealized Appreciation At April 30, 2015	Unrealized Depreciation At April 30, 2015
05/20/15	23,223,000	British Pound	$36,415,986	$35,643,268	$772,718	$—
06/17/15	26,920,000	British Pound	40,926,890	41,309,699	—	(382,809)
07/15/15	19,940,000	British Pound	29,175,211	30,592,876	—	(1,417,665)
05/20/15	42,629,000	Euro	52,996,128	47,875,203	5,120,925	—
06/17/15	185,309,000	Euro	197,142,146	208,190,567	—	(11,048,421)
05/20/15	22,651,729,000	Japanese Yen	193,025,445	189,732,048	3,293,397	—
06/17/15	19,128,904,000	Japanese Yen	159,109,204	160,276,046	—	(1,166,842)
			$708,791,010	$713,619,707	$9,187,040	$(14,015,737)

Affiliated Securities

Affiliated Securities	Shares October 31, 2014	Gross Additions	Gross Reductions	Shares April 30, 2015	Market Value April 30, 2015	Realized Gain / (Loss)	Dividend Income
Alliant Techsystems, Inc.*	2,087,657	—	—	—	$—	$—	$—
Berkeley Group Holdings PLC	7,175,381	—	—	7,175,381	276,271,201	—	10,115,241

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Affiliated Securities (continued)

Affiliated Securities	Shares October 31, 2014	Gross Additions	Gross Reductions	Shares April 30, 2015	Market Value April 30, 2015	Realized Gain / (Loss)	Dividend Income
Chofu Seisakusho Company Limited	3,526,280	—	—	3,526,280	$84,296,801	$—	$421,555
Cintas Corporation	7,899,775	—	1,729,173	6,170,602	493,339,630	70,644,409	13,429,618
Deltic Timber Corporation	811,480	—	—	811,480	51,934,720	—	162,296
FINEL	12,000,000	—	—	12,000,000	9,431,939	—	—
Hirose Electric Company Limited	2,190,800	—	78,800	2,217,600	312,245,564	390,513	1,836,806
IDACorp, Inc.	3,760,485	—	—	3,760,485	226,870,060	—	3,534,856
Italcementi S.p.A.*	21,398,654	—	4,381,484	17,017,170	121,252,956	(83,226,805)	—
Mills Music Trust	31,592	—	—	31,592	620,783	—	31,704
NOW, Inc.	5,851,664	—	—	5,851,664	139,854,770	—	—
NSC Groupe	66,717	—	—	66,717	5,093,347	—	—
Namyang Dairy Products Company Limited	39,989	—	—	39,989	27,455,134	—	28,414
Neopost SA	1,867,732	—	—	1,867,732	90,084,481	—	3,233,549
Robertet SA	157,260	—	—	157,260	35,523,652	—	—
Sabeton SA	385,000	—	—	385,000	6,333,154	—	—
San Juan Basin Royalty Trust	3,908,035	—	—	3,908,035	42,675,742	—	1,209,357
Scotts Miracle-Gro Company	4,172,577	—	—	4,172,577	269,172,942	—	3,755,319
T. Hasegawa Company Limited	5,147,000	—	—	5,147,000	75,410,067	—	583,560
Teradata Corporation	8,766,525	—	—	8,766,525	385,639,435	—	—
Vista Outdoor, Inc.	—	4,424,582	—	4,424,582	193,619,708	—	—
Total					$2,847,126,086	$(12,191,883)	$38,342,275

*Represents an unaffiliated issuer as of April 30, 2015, as such, amounts represented above will not agree to balances in the Statements of Assets and Liabilities and Statements of Operations.

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
International Common Stocks
Consumer Discretionary	4.83%
Consumer Staples	4.83
Energy	2.38
Financials	5.73
Health Care	2.26
Industrials	6.91
Information Technology	3.15
Materials	6.94
Telecommunication Services	1.40
Total International Common Stocks	38.43
U.S. Common Stocks
Consumer Discretionary	4.70
Consumer Staples	0.69
Energy	2.90
Financials	9.19
Health Care	0.80
Industrials	5.81
Information Technology	9.10
Materials	1.48
Utilities	0.44
Total U.S. Common Stocks	35.11
International Preferred Stock
Consumer Discretionary	0.23
Total International Preferred Stock	0.23
Investment Company	0.00	*
Warrants	0.23
Commodity	5.98
U.S. Bonds
Consumer Discretionary	0.01
Government Issues	1.96
Total U.S. Bonds	1.97
International Notes and Bonds
Financials	0.10
Government Issues	0.81
Materials	0.03
Total International Notes and Bonds	0.94

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Industry Diversification for Portfolio Holdings (continued)	Percent of Net Assets
Commercial Paper
International Commercial Paper	5.97%
U.S. Commercial Paper	11.15
Total Commercial Paper	17.12
Total Investments	100.01%

*Less than 0.01%

See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Overseas Fund

Fund Overview

Data as of April 30, 2015 (unaudited)

Investment Objective

The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. Management's research-driven process focuses on undervalued securities.

Average Annual Returns (%)			One-Year	Five-Years	Ten-Years
First Eagle Overseas Fund	Class A	without sales load	3.55	7.72	8.38
		with sales load	-1.62	6.61	7.83
MSCI EAFE Index			1.66	7.40	5.62
Consumer Price Index			-0.20	1.65	1.97

Asset Allocation* (%)

Countries** (%)

Japan	22.36
France	12.50
United States	5.26
Canada	5.22
United Kingdom	4.48
Germany	3.57
Mexico	3.10
South Korea	2.98
Switzerland	2.94
Singapore	2.76
Hong Kong	2.39
Bermuda	1.37
South Africa	1.33
Sweden	1.31
Thailand	1.05
Ireland	1.01
Australia	0.88
Netherlands	0.85
Italy	0.71
Norway	0.60
Chile	0.56
Belgium	0.54
Austria	0.50
Denmark	0.44
Greece	0.42
Israel	0.35
Russia	0.33
Taiwan	0.29
Turkey	0.23
Mauritius	0.12

*  Asset Allocation and Countries percentages are based on total investments in the portfolio.

**Country allocations reflect country of the issuer (not currency of issue) and exclude short term investments. Bonds of non-U.S. issuers may be U.S. dollar denominated.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Overseas Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A Shares give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI EAFE Index is a total return index, reported in U.S. Dollars, based on share prices and reinvested net dividends of approximately 1,100 companies from 22 countries and is not available for purchase. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold Bullion** (precious metal)	5.24
Fanuc Corporation (Japanese automated machine tools manufacturer)	2.27
Grupo Televisa S.A.B. ADR (Mexican media company)	2.11
KDDI Corporation (Japanese telecommunications company)	2.03
Secom Company Limited (Japanese security services provider)	1.98
Keyence Corporation (Japanese sensors manufacturer)	1.64
Sompo Japan Nipponkoa Holdings, Inc. (Japanese insurance services)	1.60
Bouygues SA (French construction services)	1.60
HeidelbergCement AG (German cement company)	1.59
SMC Corporation (Japanese automated control devices manufacturer)	1.54
Total	21.60

*  Holdings in cash, commercial paper and other short term cash equivalents have been excluded.

**The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

Percentages are based on total net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
Common Stocks — 72.56%
International Common Stocks — 72.55%
Australia — 0.88% (a)
11,735,292	Newcrest Mining Limited (b)	$249,853,632	$131,546,492
Austria — 0.50% (a)
4,585,138	Wienerberger AG	65,005,780	74,515,326
Belgium — 0.54% (a)
788,508	Groupe Bruxelles Lambert SA	60,174,722	69,216,719
98,473	Sofina SA	8,428,556	11,179,185
		68,603,278	80,395,904
Bermuda — 1.37% (a)
2,105,100	Jardine Matheson Holdings Limited	87,210,493	130,059,225
5,881,403	Hiscox Limited	70,399,121	74,102,058
		157,609,614	204,161,283
Canada — 5.21%
5,582,054	Canadian Natural Resources Limited	159,813,245	185,482,424
8,790,814	Cenovus Energy, Inc.	233,832,613	165,443,120
4,358,732	Potash Corporation of Saskatchewan, Inc.	167,779,723	142,269,012
5,924,954	Goldcorp, Inc.	175,235,189	111,566,884
3,533,546	Agnico-Eagle Mines Limited	123,390,960	106,958,226
1,647,739	Barrick Gold Corporation	18,442,158	21,453,562
1,100,050	EnCana Corporation	14,298,776	15,631,711
5,796,298	Kinross Gold Corporation (b)	27,521,176	14,085,004
5,583,192	Penn West Petroleum Limited	72,031,233	13,790,484
		992,345,073	776,680,427
Chile — 0.56%
3,787,961	Cia Cervecerias Unidas SA, ADR	81,510,878	82,842,707
Denmark — 0.44% (a)
1,927,059	ISS AS	65,007,600	65,093,970
France — 12.28%
5,769,130	Bouygues SA (a)	207,369,832	238,176,696
3,021,792	Danone SA (a)	208,894,521	218,663,225
5,420,246	Carrefour SA (a)	175,713,229	186,884,065
1,732,226	Sanofi (a)	141,847,046	176,323,989

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Common Stocks — 72.55% (continued)
France — 12.28% (continued)
3,005,768	Total SA (a)	$145,648,008	$162,762,190
3,413,820	Cie de Saint-Gobain (a)	147,929,988	155,148,172
2,324,457	Numericable-SFR SAS (b)	77,416,208	129,208,856
1,079,911	Sodexo SA (a)	29,578,070	109,276,358
3,044,910	Vivendi SA (a)	84,605,537	76,331,889
508,911	Wendel SA (a)	11,226,254	62,506,048
235,837	Robertet SA (a)(c)	20,591,063	53,273,505
51,500	Robertet SA CI (d)(e)(f)	2,151,628	8,136,226
558,938	Laurent-Perrier (c)	19,851,603	52,718,691
801,693	Neopost SA	41,407,216	38,667,270
648,834	Legrand SA (a)	22,223,920	37,517,343
442,830	Société Foncière Financière et de Participations (a)(b)	29,139,582	36,561,336
1,439,871	Rexel SA (a)	25,575,375	27,136,722
364,373	Gaumont SA (c)	21,698,753	18,615,696
896,416	Legris Industries SA (b)(c)(d)(e)(g)	23,119,325	16,960,209
146,562	BioMerieux (a)	11,367,766	15,811,326
11,593,581	FINEL (b)(c)(d)(e)(g)(h)	9,166,547	9,112,496
100,000	Sabeton SA	1,463,142	1,644,975
		1,457,984,613	1,831,437,283
Germany — 3.14% (a)
3,090,411	HeidelbergCement AG	169,125,547	237,221,207
5,014,391	Deutsche Wohnen AG	49,690,888	131,525,804
2,985,955	Hamburger Hafen und Logistik AG	87,574,307	65,857,891
296,503	Fraport AG	8,930,449	18,753,555
156,278	Daimler AG	6,270,194	15,025,610
		321,591,385	468,384,067
Greece — 0.42%
6,106,069	Jumbo SA	27,598,067	63,008,467
Hong Kong — 2.39% (a)
28,564,114	Hopewell Holdings Limited	79,587,593	109,669,986
7,806,340	Guoco Group Limited	57,283,838	95,571,688
20,628,203	Great Eagle Holdings Limited	70,270,632	75,715,798

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Common Stocks — 72.55% (continued)
Hong Kong — 2.39% (a) (continued)
11,366,000	Hysan Development Company Limited	$53,340,779	$52,225,786
6,562,000	Hang Lung Properties Limited	20,383,034	22,141,004
1,353,233	Hopewell Highway Infrastructure Limited	655,914	671,389
		281,521,790	355,995,651
Ireland — 1.01% (a)
5,148,559	CRH PLC	90,816,793	143,868,449
1,547,320	Beazley PLC	5,085,535	6,654,372
		95,902,328	150,522,821
Israel — 0.35% (a)
7,510,515	Israel Chemicals Limited	75,169,596	52,548,930
Italy — 0.70% (a)
6,781,606	Italcementi S.p.A.	100,399,041	48,321,182
1,385,400	Recordati S.p.A.	9,200,042	27,605,267
1,197,736	Italmobiliare S.p.A. RSP	50,324,929	23,386,905
168,142	Italmobiliare S.p.A.	19,250,153	5,489,479
		179,174,165	104,802,833
Japan — 22.30%
1,537,040	Fanuc Corporation (a)	153,201,753	338,091,426
12,768,900	KDDI Corporation (a)	138,369,614	302,142,024
4,170,700	Secom Company Limited (a)	178,984,614	295,583,175
459,200	Keyence Corporation (a)	80,267,461	245,143,291
7,316,700	Sompo Japan Nipponkoa Holdings, Inc. (a)	201,780,857	239,035,273
761,490	SMC Corporation (a)	94,208,037	229,072,832
5,658,230	Hoya Corporation (a)	118,393,362	218,073,061
1,445,070	Shimano, Inc. (a)	18,136,897	207,007,675
13,210,500	Astellas Pharma, Inc. (a)	106,132,356	205,696,679
5,885,900	MS&AD Insurance Group Holdings, Inc. (a)	123,994,134	168,437,009
1,001,500	Hirose Electric Company Limited (a)	104,029,428	141,014,580
5,710,850	Mitsubishi Estate Company Limited (a)	98,270,258	134,417,823
2,715,380	Daiichikosho Company Limited (a)	33,513,866	87,575,687
1,719,030	Nissin Foods Holdings Company Limited (a)	60,560,886	82,420,809

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Common Stocks — 72.55% (continued)
Japan — 22.30% (continued)
4,320,430	Kansai Paint Company Limited (a)	$32,212,210	$77,013,697
2,023,800	Chofu Seisakusho Company Limited (a)(c)	33,120,144	48,379,558
3,206,911	T. Hasegawa Company Limited (a)(c)	43,073,853	46,985,307
508,106	SK Kaken Company Limited	9,470,131	44,555,024
1,060,100	Nomura Research Institute Limited (a)	19,617,615	41,834,200
1,299,640	As One Corporation (a)(c)	26,525,156	41,725,010
5,297,300	Japan Wool Textile Company Limited (a)(c)	38,916,415	39,819,631
1,742,124	Nagaileben Company Limited (a)	16,719,912	31,411,564
303,100	Nitori Holdings Company Limited (a)	12,841,312	23,311,120
2,068,330	Maezawa Kasei Industries Company Limited (a)(c)	31,939,631	21,024,665
196,100	FamilyMart Company Limited (a)	7,697,047	8,444,656
96,800	Shin-Etsu Chemical Company Limited (a)	4,437,104	5,917,268
		1,786,414,053	3,324,133,044
Mexico — 2.78%
8,647,093	Grupo Televisa S.A.B., ADR (b)	175,108,083	314,840,656
5,543,609	Fresnillo PLC (a)	96,608,773	61,484,445
2,246,692	Industrias Peñoles S.A.B. de C.V.	1,833,690	38,074,561
		273,550,546	414,399,662
Netherlands — 0.85% (a)
560,446	HAL Trust	20,803,016	93,063,544
3,981,654	TNT Express NV	29,013,320	33,987,672
		49,816,336	127,051,216
Norway — 0.60% (a)
11,393,841	Orkla ASA	83,103,593	89,472,162
Russia — 0.33% (a)
8,297,382	Gazprom OAO, ADR	55,920,439	48,613,930
Singapore — 1.93%
25,512,113	Haw Par Corporation Limited (c)	76,875,317	172,368,720
32,779,415	ComfortDelGro Corporation Limited (a)	24,022,250	75,938,276

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Common Stocks — 72.55% (continued)
Singapore — 1.93% (continued)
16,373,450	Singapore Airport Terminal Services Limited	$18,528,182	$39,473,478
		119,425,749	287,780,474
South Africa — 0.78%
5,312,877	AngloGold Ashanti Limited, ADR (b)	85,033,348	60,194,896
12,311,178	Gold Fields Limited, ADR	110,560,691	56,262,084
		195,594,039	116,456,980
South Korea — 2.92%
2,131,010	KT&G Corporation (a)	125,359,815	188,721,326
2,157,371	Kia Motors Corporation (a)	109,804,990	99,415,491
35,325	Lotte Confectionery Company Limited (a)	12,445,892	61,447,116
186,884	Nong Shim Company Limited (a)	43,886,371	42,665,575
872,463	Fursys, Inc. (a)(c)	10,110,165	27,338,226
22,950	Namyang Dairy Products Company Limited	4,912,653	15,756,716
		306,519,886	435,344,450
Sweden — 1.31% (a)
3,013,030	Investor AB, Class 'A'	59,333,861	120,172,717
1,846,088	Investor AB, Class 'B'	40,783,748	75,223,840
		100,117,609	195,396,557
Switzerland — 2.93% (a)
2,810,500	Nestlé SA	92,700,397	218,050,429
2,413,791	Pargesa Holding SA	129,478,661	175,814,099
134,216	Rieter Holding AG	16,465,078	22,108,416
137,452	Kuehne & Nagel International AG	1,733,811	20,615,654
		240,377,947	436,588,598
Taiwan — 0.29% (a)
14,459,694	Taiwan Secom Company Limited	22,122,005	43,510,171
Thailand — 1.05% (a)
17,568,359	Bangkok Bank PCL, NVDR	67,107,714	98,335,539
107,574,685	Thai Beverage PCL	17,893,711	57,992,039
		85,001,425	156,327,578

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Common Stocks — 72.55% (continued)
Turkey — 0.22% (a)
3,744,290	Yazicilar Holding AS	$25,779,871	$33,532,776
United Kingdom — 4.47%
3,194,828	Berkeley Group Holdings PLC (a)	38,894,900	123,009,352
2,134,502	Liberty Global PLC, Series 'C' (b)	87,688,614	107,685,626
250,568	Liberty Global PLC, Series 'A' (b)	10,723,921	13,064,616
4,574,853	GlaxoSmithKline PLC (a)	88,721,598	105,663,854
1,636,409	British American Tobacco PLC (a)	87,166,550	89,910,166
1,647,580	Willis Group Holdings PLC	66,048,482	80,121,815
2,124,932	Diageo PLC (a)	58,702,963	58,993,125
18,505,054	WM Morrison Supermarkets PLC (a)	80,089,165	52,763,063
2,055,388	Anglo American PLC (a)	51,610,549	34,823,431
		569,646,742	666,035,048
Total International Common Stocks		8,032,268,039	10,816,578,807
U.S. Common Stock — 0.01%
Materials — 0.01%
18,904	Royal Gold, Inc.	1,223,906	1,219,875
Total Common Stocks		8,033,491,945	10,817,798,682
International Preferred Stocks — 0.44%
Germany — 0.39%
664,606	Hornbach Holding AG	15,728,733	58,812,180
South Korea — 0.05%
27,183	Namyang Dairy Products Company Limited	387,444	7,011,287
Total International Preferred Stocks		16,116,177	65,823,467
Investment Company — 0.00%
33,270	State Street Institutional U.S. Government Money Market Fund, Institutional Class	33,270	33,270

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
Right — 0.00%
Germany — 0.00%
55,324	Pfleiderer Atlantik Raco RI Rights (b)(d)(e)	$16,617	$—
Ounces
Commodity — 5.24%
660,208	Gold bullion (b)	530,669,189	780,893,604
Principal
Term Loans — 0.02%
Germany — 0.02%
92 EUR	Atlantik Commitment Fee Facility due 02/01/20 (b)(d)(e)	—	—
568,033 EUR	Atlantik Duration Fee Facility due 02/01/20 (b)(d)(e)	—	—
28,263 EUR	Atlantik FX Repayment Facility due 02/01/20 (b)(d)(e)	—	—
1,880,723 EUR	Atlantik Senior Debt 79.5M 6.00% due 02/01/20 (d)(e)(i)	2,553,647	2,111,770
371,719 EUR	Atlantik Senior Debt Term Facility 1A 6.00% due 02/01/20 (d)(e)(i)	504,720	417,385
364,387 EUR	Atlantik Senior Debt Term Facility 2A 6.00% due 02/01/20 (d)(e)(i)	494,765	409,152
346,348 EUR	Atlantik Senior Debt Term Facility 3A 6.00% due 02/01/20 (d)(e)(i)	470,272	388,897
219,842 EUR	Atlantik Senior Debt Term Facility 4A 6.00% due 02/01/20 (d)(e)(i)	298,502	246,849
1,952,268 EUR	Atlantik Standstill Accrued Interest Facility due 02/01/20 (b)(d)(e)	—	—
4,000,000 EUR	Atlantik Subordinated Debt 79.5M 15.00% due 02/01/20 (d)(e)(i)	5,431,204	29,194
790,586 EUR	Atlantik Subordinated Debt Term Facility 1A 15.00% due 02/01/20 (d)(e)(i)	1,073,458	5,770
774,993 EUR	Atlantik Subordinated Debt Term Facility 2A 15.00% due 02/01/20 (d)(e)(i)	1,052,286	5,656
744,000 EUR	Atlantik Subordinated Debt Term Facility 3A 15.00% due 02/01/20 (d)(e)(i)	1,003,825	5,430
472,000 EUR	Atlantik Subordinated Debt Term Facility 4A 15.00% due 02/01/20 (d)(e)(i)	637,170	3,445
Total Term Loans		13,519,849	3,623,548

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Bonds — 1.97%
International Convertible Bond — 0.12%
Mauritius — 0.12%
18,400,000 USD	Golden Agri-Resources Limited 2.50% due 10/04/17 (e)(j)(k)	$17,461,232	$18,078,000
International Corporate Bonds — 0.72%
France — 0.18%
10,000,000 EUR	Emin Leydier SA FRN 8.146% due 07/31/16 (d)(e)(g)(l)	14,240,891	11,228,499
11,504,021 EUR	FINEL 9.50% due 06/30/17 (d)(e)(g)(i)	14,365,843	12,917,289
1,950,000 EUR	Wendel SA 4.875% due 09/21/15	2,413,045	2,228,592
		31,019,779	26,374,380
South Africa — 0.54%
73,500,000 USD	AngloGold Ashanti Holdings PLC 8.50% due 07/30/20	73,735,995	81,125,625
Total International Corporate Bonds		104,755,774	107,500,005
International Government Bonds — 1.13%
Mexico — 0.31%
375,550,000 MXN	Mexican Bonos 4.75% due 06/14/18	26,797,400	24,507,979
330,074,000 MXN	Mexican Bonos 5.00% due 12/11/19	24,201,123	21,326,175
		50,998,523	45,834,154
Singapore — 0.82%
88,530,000 SGD	Singapore Government Bond 0.50% due 04/01/18	66,854,683	65,514,341
45,219,000 SGD	Singapore Government Bond 2.375% due 04/01/17	37,597,818	35,030,885
26,303,000 SGD	Singapore Government Bond 3.25% due 09/01/20	21,115,101	21,287,778
		125,567,602	121,833,004
Total International Government Bonds		176,566,125	167,667,158
Total International Bonds		298,783,131	293,245,163

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
Commercial Paper — 19.48%
International Commercial Paper — 6.65%
Australia — 0.17%
16,000,000 USD	Telstra Corporation Limited 0.17% due 06/22/15	$15,996,071	$15,995,972
10,103,000 USD	Telstra Corporation Limited 0.18% due 06/10/15	10,100,979	10,101,217
Canada — 0.62%
11,544,000 USD	Suncor Energy, Inc. 0.55% due 05/12/15	11,542,095	11,543,153
11,266,000 USD	Suncor Energy, Inc. 0.56% due 05/13/15	11,263,935	11,265,105
18,886,000 USD	Total Capital Limited 0.10% due 06/04/15	18,884,217	18,883,852
18,847,000 USD	Total Capital Limited 0.10% due 06/12/15	18,844,801	18,844,141
17,501,000 USD	Total Capital Limited 0.13% due 05/05/15	17,500,747	17,500,781
14,425,000 USD	Total Capital Limited 0.13% due 06/12/15	14,422,812	14,422,812
France — 1.35%
11,014,000 USD	Essilor International 0.12% due 05/04/15	11,013,890	11,013,853
6,379,000 USD	Essilor International 0.14% due 07/06/15	6,377,363	6,376,804
16,674,000 USD	GDF Suez SA 0.18% due 06/08/15	16,670,832	16,671,254
9,692,000 USD	GDF Suez SA 0.19% due 05/11/15	9,691,488	9,691,645
20,212,000 USD	GDF Suez SA 0.19% due 05/19/15	20,210,080	20,210,645
10,756,000 USD	GDF Suez SA 0.19% due 07/13/15	10,751,856	10,751,821
10,633,000 USD	Sanofi 0.10% due 06/19/15	10,631,553	10,632,114
28,624,000 USD	Sanofi 0.10% due 06/22/15	28,619,865	28,621,219

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Commercial Paper — 6.65% (continued)
France — 1.35% (continued)
10,632,000 USD	Sanofi 0.11% due 06/26/15	$10,630,181	$10,630,754
12,305,000 USD	Sanofi 0.11% due 06/30/15	12,302,744	12,303,332
16,093,000 USD	Sanofi 0.12% due 06/19/15	16,090,372	16,091,659
25,000,000 USD	Électricité de France SA 0.13% due 06/22/15	24,995,306	24,992,013
17,514,000 USD	Électricité de France SA 0.18% due 05/11/15	17,513,124	17,513,251
5,680,000 USD	Électricité de France SA 0.18% due 06/04/15	5,679,034	5,679,133
Germany — 0.48%
8,506,000 USD	BASF AG 0.11% due 06/19/15	8,504,726	8,504,027
12,872,000 USD	BASF AG 0.12% due 06/19/15	12,869,898	12,869,015
25,011,000 USD	BASF AG 0.12% due 06/23/15	25,006,581	25,004,547
25,011,000 USD	BASF AG 0.12% due 06/24/15	25,006,498	25,004,389
Japan — 0.35%
8,339,000 USD	Honda Corporation 0.11% due 05/07/15	8,338,847	8,338,838
22,261,000 USD	Honda Corporation 0.11% due 06/11/15	22,258,211	22,257,935
13,663,000 USD	Honda Corporation 0.13% due 05/07/15	13,662,704	13,662,735
7,338,000 USD	Honda Corporation 0.14% due 06/23/15	7,336,488	7,336,481
Switzerland — 1.51%
9,424,000 USD	Nestlé SA 0.10% due 05/12/15	9,423,712	9,423,566
12,383,000 USD	Nestlé SA 0.10% due 06/01/15	12,381,934	12,381,470
13,152,000 USD	Nestlé SA 0.10% due 07/06/15	13,149,589	13,148,549
15,615,000 USD	Nestlé SA 0.13% due 05/19/15	15,613,985	15,613,863

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Commercial Paper — 6.65% (continued)
Switzerland — 1.51% (continued)
31,230,000 USD	Nestlé SA 0.13% due 05/20/15	$31,227,857	$31,227,606
24,663,000 USD	Roche Holdings, Inc. 0.09% due 05/04/15	24,662,815	24,662,753
8,122,000 USD	Roche Holdings, Inc. 0.09% due 05/18/15	8,121,655	8,121,614
11,706,000 USD	Roche Holdings, Inc. 0.09% due 05/20/15	11,705,444	11,705,363
7,807,000 USD	Roche Holdings, Inc. 0.09% due 05/21/15	7,806,610	7,806,545
4,400,000 USD	Roche Holdings, Inc. 0.09% due 05/22/15	4,399,769	4,399,728
11,386,000 USD	Roche Holdings, Inc. 0.09% due 06/02/15	11,385,089	11,384,810
9,443,000 USD	Roche Holdings, Inc. 0.09% due 06/03/15	9,442,221	9,441,974
12,383,000 USD	Roche Holdings, Inc. 0.09% due 06/05/15	12,381,916	12,381,539
12,383,000 USD	Roche Holdings, Inc. 0.09% due 06/08/15	12,381,824	12,381,363
4,871,000 USD	Roche Holdings, Inc. 0.09% due 06/09/15	4,870,525	4,870,334
11,405,000 USD	Roche Holdings, Inc. 0.10% due 06/19/15	11,403,448	11,402,830
9,342,000 USD	Roche Holdings, Inc. 0.10% due 06/22/15	9,340,650	9,340,061
14,822,000 USD	Roche Holdings, Inc. 0.11% due 07/13/15	14,818,694	14,817,156
United Kingdom — 2.17%
15,363,000 USD	AstraZeneca PLC 0.09% due 05/12/15	15,362,578	15,362,539
10,651,000 USD	AstraZeneca PLC 0.09% due 05/14/15	10,650,654	10,650,627
12,383,000 USD	AstraZeneca PLC 0.09% due 06/03/15	12,381,978	12,381,655
24,612,000 USD	AstraZeneca PLC 0.09% due 06/05/15	24,609,846	24,609,096
27,350,000 USD	AstraZeneca PLC 0.09% due 06/08/15	27,347,402	27,346,385

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Commercial Paper — 6.65% (continued)
United Kingdom — 2.17% (continued)
11,014,000 USD	AstraZeneca PLC 0.10% due 05/05/15	$11,013,878	$11,013,862
17,899,000 USD	AstraZeneca PLC 0.10% due 06/18/15	17,896,614	17,895,711
16,028,000 USD	AstraZeneca PLC 0.11% due 05/08/15	16,027,657	16,027,680
13,199,000 USD	AstraZeneca PLC 0.11% due 05/19/15	13,198,274	13,198,324
18,684,000 USD	AstraZeneca PLC 0.12% due 07/01/15	18,680,201	18,679,141
22,837,000 USD	AstraZeneca PLC 0.12% due 07/02/15	22,832,280	22,830,925
10,185,000 USD	AstraZeneca PLC 0.12% due 07/21/15	10,182,250	10,181,172
11,386,000 USD	Centrica PLC 0.61% due 05/01/15	11,386,000	11,385,931
17,851,000 USD	Centrica PLC 0.67% due 05/26/15	17,842,818	17,847,958
24,125,000 USD	Royal Dutch Shell PLC 0.10% due 06/12/15	24,122,185	24,123,588
12,062,000 USD	Royal Dutch Shell PLC 0.10% due 06/15/15	12,060,492	12,061,199
12,062,000 USD	Royal Dutch Shell PLC 0.10% due 06/19/15	12,060,358	12,060,995
16,892,000 USD	Royal Dutch Shell PLC 0.12% due 07/09/15	16,888,115	16,889,274
9,821,000 USD	Royal Dutch Shell PLC 0.12% due 07/13/15	9,818,610	9,819,284
11,828,000 USD	Vodafone Group PLC 0.41% due 06/04/15	11,823,532	11,822,710
7,209,000 USD	Vodafone Group PLC 0.44% due 06/08/15	7,205,728	7,205,345
Total International Commercial Paper		990,626,485	990,619,022
U.S. Commercial Paper — 12.83%
$34,248,000	3M Company 0.08% due 06/04/15	34,245,412	34,244,104
10,755,000	3M Company 0.09% due 06/09/15	10,753,951	10,753,530

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 12.83% (continued)
$15,948,000	3M Company 0.09% due 06/15/15	$15,946,206	$15,945,330
26,804,000	Abbott Laboratories 0.11% due 05/05/15	26,803,672	26,803,851
5,052,000	Abbott Laboratories 0.11% due 05/21/15	5,051,691	5,051,882
5,703,000	Abbott Laboratories 0.11% due 06/15/15	5,702,216	5,702,621
20,648,000	Abbott Laboratories 0.11% due 07/07/15	20,643,773	20,644,763
25,571,000	Abbott Laboratories 0.12% due 06/02/15	25,568,272	25,570,016
13,598,000	Abbott Laboratories 0.12% due 06/09/15	13,596,232	13,597,290
7,684,000	Abbott Laboratories 0.12% due 06/16/15	7,682,822	7,683,458
16,203,000	Abbott Laboratories 0.12% due 06/26/15	16,199,975	16,201,101
15,244,000	Abbott Laboratories 0.12% due 07/01/15	15,240,900	15,241,873
9,462,000	Abbott Laboratories 0.12% due 07/13/15	9,459,698	9,460,347
5,914,000	Anthem, Inc. 0.28% due 05/19/15	5,913,172	5,913,291
13,675,000	Anthem, Inc. 0.33% due 05/15/15	13,673,245	13,673,746
11,419,000	Apple, Inc. 0.07% due 05/21/15	11,418,556	11,418,334
12,062,000	Apple, Inc. 0.07% due 06/10/15	12,061,062	12,060,283
13,152,000	Apple, Inc. 0.08% due 06/04/15	13,151,006	13,150,504
6,785,000	Apple, Inc. 0.09% due 05/04/15	6,784,949	6,784,932
3,841,000	Apple, Inc. 0.09% due 05/13/15	3,840,885	3,840,875
9,443,000	Apple, Inc. 0.09% due 06/01/15	9,442,268	9,442,052
13,675,000	Apple, Inc. 0.09% due 06/05/15	13,673,803	13,673,386

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 12.83% (continued)
$8,847,000	Apple, Inc. 0.09% due 07/13/15	$8,845,385	$8,844,109
19,055,000	Apple, Inc. 0.10% due 07/06/15	19,051,507	19,049,503
23,973,000	Apple, Inc. 0.10% due 07/10/15	23,968,572	23,965,577
10,633,000	Apple, Inc. 0.10% due 07/14/15	10,630,814	10,629,456
8,370,000	Apple, Inc. 0.10% due 07/15/15	8,368,256	8,367,155
10,185,000	Apple, Inc. 0.10% due 07/16/15	10,182,850	10,181,493
3,381,000	Campbell Soup Company 0.41% due 05/05/15	3,380,850	3,380,920
2,947,000	Campbell Soup Company 0.41% due 05/12/15	2,946,640	2,946,833
8,676,000	Campbell Soup Company 0.46% due 05/18/15	8,674,156	8,675,263
36,062,000	Caterpillar Financial Services Company 0.10% due 05/20/15	36,060,097	36,059,996
19,642,000	Caterpillar Financial Services Company 0.10% due 06/15/15	19,639,545	19,638,938
11,828,000	Caterpillar Financial Services Company 0.10% due 06/16/15	11,826,489	11,826,085
11,405,000	Chevron Corporation 0.09% due 05/15/15	11,404,601	11,404,572
16,477,000	Chevron Corporation 0.10% due 05/06/15	16,476,771	16,476,753
17,079,000	Chevron Corporation 0.10% due 05/15/15	17,078,336	17,078,360
5,577,000	Chevron Corporation 0.10% due 05/19/15	5,576,721	5,576,714
15,368,000	Chevron Corporation 0.10% due 06/05/15	15,366,506	15,366,187
13,922,000	Chevron Corporation 0.12% due 05/15/15	13,921,350	13,921,478
13,922,000	Chevron Corporation 0.12% due 05/18/15	13,921,211	13,921,339
10,103,000	Church & Dwight Company, Inc. 0.61% due 05/13/15	10,100,979	10,102,197

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 12.83% (continued)
$11,159,000	Cisco Systems, Inc. 0.11% due 06/17/15	$11,157,397	$11,157,006
10,633,000	Coca-Cola Company 0.10% due 07/14/15	10,630,814	10,630,453
24,663,000	Coca-Cola Company 0.12% due 05/01/15	24,663,000	24,662,952
10,953,000	Coca-Cola Company 0.12% due 05/13/15	10,952,562	10,952,723
9,692,000	Coca-Cola Company 0.13% due 05/14/15	9,691,545	9,691,736
13,922,000	Coca-Cola Company 0.13% due 05/19/15	13,921,095	13,921,486
13,634,000	Coca-Cola Company 0.14% due 05/13/15	13,633,364	13,633,655
10,685,000	Coca-Cola Company 0.14% due 05/20/15	10,684,211	10,684,584
19,491,000	Coca-Cola Company 0.14% due 05/22/15	19,489,408	19,490,166
9,424,000	ConocoPhillips 0.12% due 05/15/15	9,423,560	9,423,725
7,656,000	ConocoPhillips 0.17% due 06/09/15	7,654,590	7,655,345
9,443,000	Devon Energy Corporation 0.51% due 05/06/15	9,442,344	9,442,654
12,383,000	Devon Energy Corporation 0.51% due 05/08/15	12,381,796	12,382,395
10,739,000	Devon Energy Corporation 0.61% due 05/04/15	10,738,463	10,738,738
11,901,000	Dominion Resources, Inc. 0.56% due 05/21/15	11,897,364	11,899,403
8,562,000	Dr Pepper Snapple Group, Inc. 0.52% due 06/18/15	8,556,178	8,558,912
10,455,000	Duke Energy Corporation 0.63% due 05/05/15	10,454,280	10,454,680
9,342,000	Exxon Mobil Corporation 0.09% due 05/21/15	9,341,533	9,341,455
17,124,000	Exxon Mobil Corporation 0.09% due 07/10/15	17,121,003	17,118,698
10,185,000	Exxon Mobil Corporation 0.10% due 07/02/15	10,183,246	10,182,291

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 12.83% (continued)
$12,183,000	Exxon Mobil Corporation 0.12% due 05/11/15	$12,182,594	$12,182,665
20,883,000	Exxon Mobil Corporation 0.12% due 05/14/15	20,882,095	20,882,269
12,759,000	Google, Inc. 0.06% due 05/13/15	12,758,745	12,758,816
10,103,000	Google, Inc. 0.07% due 05/14/15	10,102,745	10,102,843
12,556,000	Google, Inc. 0.10% due 07/08/15	12,553,628	12,554,003
9,342,000	Hewlett-Packard Company 0.71% due 05/07/15	9,340,910	9,341,818
7,684,000	Hewlett-Packard Company 0.73% due 05/11/15	7,682,463	7,683,765
27,243,000	Honeywell International, Inc. 0.12% due 05/27/15	27,240,639	27,240,814
11,014,000	Honeywell International, Inc. 0.12% due 06/02/15	11,012,825	11,012,869
11,014,000	Honeywell International, Inc. 0.12% due 06/03/15	11,012,788	11,012,825
6,615,000	International Business Machines Corporation 0.12% due 06/29/15	6,613,699	6,614,118
5,865,000	John Deere Limited 0.10% due 06/03/15	5,864,462	5,864,374
28,374,000	John Deere Limited 0.11% due 06/11/15	28,370,445	28,370,094
23,087,000	Johnson & Johnson 0.05% due 05/06/15	23,086,840	23,086,846
23,087,000	Johnson & Johnson 0.05% due 05/08/15	23,086,776	23,086,795
5,669,000	Johnson & Johnson 0.05% due 06/18/15	5,668,622	5,668,552
11,386,000	McDonald's Corporation 0.09% due 05/07/15	11,385,829	11,385,845
8,475,000	McDonald's Corporation 0.10% due 06/01/15	8,474,270	8,474,465
6,166,000	MetLife 0.12% due 05/01/15	6,166,000	6,165,987

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 12.83% (continued)
$10,242,000	MetLife 0.13% due 05/15/15	$10,241,482	$10,241,445
8,623,000	MetLife 0.14% due 06/10/15	8,621,659	8,621,576
6,111,000	MetLife 0.14% due 06/11/15	6,110,026	6,109,959
25,003,000	MetLife 0.14% due 06/15/15	24,998,625	24,998,176
6,444,000	National Oilwell Varco, Inc. 0.15% due 05/06/15	6,443,866	6,443,871
10,633,000	National Oilwell Varco, Inc. 0.15% due 06/10/15	10,631,228	10,631,123
14,749,000	Omnicom Group, Inc. 0.49% due 05/21/15	14,745,067	14,747,021
37,700,000	PepsiCo, Inc. 0.08% due 06/12/15	37,696,481	37,696,443
16,521,000	PepsiCo, Inc. 0.09% due 05/01/15	16,521,000	16,520,968
6,857,000	PepsiCo, Inc. 0.09% due 05/04/15	6,856,949	6,856,947
9,373,000	PepsiCo, Inc. 0.09% due 05/08/15	9,372,836	9,372,854
11,405,000	PepsiCo, Inc. 0.09% due 05/11/15	11,404,715	11,404,756
10,242,000	PepsiCo, Inc. 0.09% due 05/12/15	10,241,718	10,241,761
7,160,000	PepsiCo, Inc. 0.09% due 05/14/15	7,159,767	7,159,805
14,425,000	PepsiCo, Inc. 0.09% due 05/21/15	14,424,279	14,424,411
19,162,000	PepsiCo, Inc. 0.09% due 06/11/15	19,160,036	19,160,256
15,313,000	Pfizer, Inc. 0.09% due 07/01/15	15,310,665	15,310,864
17,559,000	Pfizer, Inc. 0.10% due 05/07/15	17,558,707	17,558,863
30,980,000	Pfizer, Inc. 0.10% due 07/30/15	30,972,255	30,972,952
11,386,000	Philip Morris International, Inc. 0.10% due 05/06/15	11,385,842	11,385,772

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 12.83% (continued)
$4,704,000	Philip Morris International, Inc. 0.10% due 06/03/15	$4,703,569	$4,703,356
25,003,000	Philip Morris International, Inc. 0.10% due 06/17/15	24,999,736	24,997,533
24,666,000	Philip Morris International, Inc. 0.10% due 06/18/15	24,662,711	24,660,460
8,475,000	Philip Morris International, Inc. 0.11% due 05/01/15	8,475,000	8,474,972
12,383,000	Philip Morris International, Inc.	12,382,546	12,382,463
	0.11% due 05/13/15
12,306,000	Philip Morris International, Inc. 0.12% due 05/11/15	12,305,590	12,305,549
18,532,000	Philip Morris International, Inc. 0.12% due 05/18/15	18,530,950	18,530,842
12,383,000	Philip Morris International, Inc. 0.12% due 05/21/15	12,382,175	12,382,061
21,730,000	Philip Morris International, Inc. 0.12% due 05/22/15	21,728,507	21,728,260
14,354,000	Philip Morris International, Inc. 0.12% due 06/08/15	14,352,182	14,351,636
38,284,000	Praxair, Inc. 0.07% due 06/01/15	38,281,692	38,279,134
4,124,000	Precision Castparts Corporation 0.10% due 05/01/15	4,124,000	4,123,986
5,280,000	Precision Castparts Corporation 0.10% due 05/08/15	5,279,897	5,279,859
11,987,000	Precision Castparts Corporation 0.20% due 06/16/15	11,983,937	11,984,449
3,828,000	Precision Castparts Corporation 0.25% due 06/09/15	3,826,963	3,827,349
6,379,000	Precision Castparts Corporation 0.25% due 06/10/15	6,377,228	6,377,874
5,644,000	Qualcomm, Inc. 0.10% due 06/02/15	5,643,498	5,643,472
10,103,000	Qualcomm, Inc. 0.11% due 05/19/15	10,102,444	10,102,467
11,405,000	Qualcomm, Inc. 0.12% due 06/09/15	11,403,517	11,403,644
22,811,000	Qualcomm, Inc. 0.12% due 06/10/15	22,807,959	22,808,220

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 12.83% (continued)
$13,152,000	Qualcomm, Inc. 0.12% due 06/18/15	$13,149,896	$13,149,977
9,424,000	Sherwin-Williams Company 0.36% due 05/12/15	9,422,992	9,423,403
7,160,000	Sherwin-Williams Company 0.36% due 05/13/15	7,159,165	7,159,509
10,966,000	Unilever Capital Corporation 0.09% due 05/04/15	10,965,918	10,965,878
7,684,000	United Healthcare Company 0.26% due 05/14/15	7,683,279	7,683,432
11,383,000	United Healthcare Company 0.27% due 05/04/15	11,382,744	11,382,760
13,152,000	United Healthcare Company 0.30% due 06/15/15	13,147,068	13,148,118
19,055,000	United Healthcare Company 0.30% due 06/16/15	19,047,696	19,049,204
21,266,000	United Healthcare Company 0.30% due 07/07/15	21,254,127	21,255,757
16,778,000	United Healthcare Company 0.35% due 07/21/15	16,765,165	16,767,873
10,103,000	United Technologies Corporation 0.10% due 05/11/15	10,102,719	10,102,630
22,811,000	United Technologies Corporation 0.11% due 05/18/15	22,809,815	22,809,574
2,459,000	United Technologies Corporation 0.14% due 06/19/15	2,458,531	2,458,430
49,900,000	United Technologies Corporation 0.14% due 06/22/15	49,889,909	49,887,438
11,419,000	Walt Disney Company 0.09% due 05/12/15	11,418,686	11,418,734
26,304,000	Walt Disney Company 0.09% due 06/16/15	26,300,975	26,301,115
9,443,000	Walt Disney Company 0.10% due 06/01/15	9,442,187	9,442,404
7,294,000	Walt Disney Company 0.10% due 06/25/15	7,292,886	7,292,843

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 12.83% (continued)
$19,055,000	Walt Disney Company 0.10% due 07/15/15	$19,051,030	$19,050,374
Total U.S. Commercial Paper		1,912,735,622	1,912,740,179
Total Commercial Paper		2,903,362,107	2,903,359,201
Total Investments — 99.71%		$11,795,992,285	14,864,776,935
Other Assets in Excess of Liabilities — 0.29%			43,863,363
Net Assets — 100.00%			$14,908,640,298

(a)  Securities with a total market value equal to $8,676,584,595 have been fair valued based on fair value adjustment factors at April 30, 2015.

(b)  Non-income producing security/commodity.

(c)  An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(d)  Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $61,978,267 or 0.42% of net assets.

(e)  Security is deemed illiquid. At April 30, 2015, the value of these securities amounted to $80,056,267 or 0.54% of net assets.

(f)  Represents non-voting class of shares.

(g)  Represents securities that are subject to legal or contractual restrictions on resale. At April 30, 2015, the value of these securities amounted to $50,218,493 or 0.34% of net assets.

(h)  Held through Financiere Bleue, LLC, wholly owned holding company and disregarded entity for U.S. tax purposes.

(i)  Payment-in-kind security.

(j)  This security is convertible until September 27, 2017.

(k)  Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(l)  Floating rate security. Rate shown is the rate in effect at April 30, 2015.

At April 30, 2015, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,803,208,291
Gross unrealized depreciation	(734,423,641)
Net unrealized appreciation	$3,068,784,650

Abbreviations used in this schedule include:

ADR  — American Depositary Receipt

FRN  — Floating Rate Note

NVDR  — Non-Voting Depository Receipt

PCL  — Public Company Limited

PLC  — Public Limited Company

RSP  — Represents Savings Shares

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Currencies

EUR  — Euro

MXN  — Mexican Peso

SGD  — Singapore Dollar

USD  — United States Dollar

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Emin Leydier SA FRN 8.146% due 07/31/16	07/30/09	$14,240,891	$1.12
FINEL 9.50% due 06/30/17	06/22/05	14,365,843	1.12
FINEL	07/14/09	9,166,547	0.79
Legris Industries SA	04/30/04	23,119,325	18.92

Foreign Currency Exchange Contracts — Sales

Settlement Dates Through	Foreign Currency To be Delivered		U.S. $ To be Received	U.S. $ Value At April 30, 2015	Unrealized Appreciation At April 30, 2015	Unrealized Depreciation At April 30, 2015
05/20/15	10,816,000	British Pound	$16,960,570	$16,600,680	$359,890	$—
06/17/15	11,645,000	British Pound	17,707,249	17,869,668	—	(162,419)
07/15/15	8,434,000	British Pound	12,340,207	12,939,835	—	(599,628)
05/20/15	44,657,000	Euro	55,483,146	50,152,782	5,330,364	—
06/17/15	90,078,000	Euro	95,733,444	101,200,643	—	(5,467,199)
05/20/15	9,864,109,000	Japanese Yen	84,056,455	82,622,285	1,434,170	—
06/17/15	10,605,719,000	Japanese Yen	88,215,587	88,862,524	—	(646,937)
			$370,496,658	$370,248,417	$7,124,424	$(6,876,183)

Affiliated Securities

Affiliated Securities	Shares October 31, 2014	Gross Additions	Gross Reductions	Shares April 30, 2015	Market Value April 30, 2015	Realized Gain / (Loss)	Dividend Income
As One Corporation	1,299,640	—	—	1,299,640	$41,725,010	$—	$343,820
Chofu Seisakusho Company Limited	2,023,800	—	—	2,023,800	48,379,558	—	241,939
FINEL	11,593,581	—	—	11,593,581	9,112,496	—	—
Fursys, Inc.	872,463	—	—	872,463	27,338,226	—	433,947
Gaumont SA	364,373	—	—	364,373	18,615,696	—	—
Haw Par Corporation Limited	25,512,113	—	—	25,512,113	172,368,720	—	—
First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Affiliated Securities (continued)

Affiliated Securities	Shares October 31, 2014	Gross Additions	Gross Reductions	Shares April 30, 2015	Market Value April 30, 2015	Realized Gain / (Loss)	Dividend Income
Japan Wool Textile Company Limited	6,095,200	—	797,900	5,297,300	$39,819,631	$(1,279,524)	$465,974
Laurent-Perrier	558,938	—	—	558,938	52,718,691	—	—
Legris Industries SA	896,416	—	—	896,416	16,960,209	—	—
Maezawa Kasei Industries Company Limited	2,068,330	—	—	2,068,330	21,024,665	—	234,473
Robertet SA	235,837	—	—	235,837	53,273,505	—	—
T. Hasegawa Company Limited	3,206,911	—	—	3,206,911	46,985,307	—	363,595
Total					$548,321,714	$(1,279,524)	$2,083,748

Industry Diversification for Portfolio Holdings	Percent of Net Assets
International Common Stocks
Consumer Discretionary	9.91%
Consumer Staples	10.12
Energy	3.97
Financials	12.39
Health Care	5.21
Industrials	14.10
Information Technology	4.59
Materials	10.23
Telecommunication Services	2.03
Total International Common Stocks	72.55
U.S. Common Stock
Materials	0.01
Total U.S. Common Stock	0.01
International Preferred Stocks
Consumer Discretionary	0.39
Consumer Staples	0.05
Total International Preferred Stocks	0.44
Investment Company	0.00	*
Right	0.00	*
Commodity	5.24
Term Loans	0.02

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Industry Diversification for Portfolio Holdings (continued)	Percent of Net Assets
International Convertible Bond
Consumer Staples	0.12%
Total International Convertible Bond	0.12
International Corporate Bonds
Financials	0.10
Materials	0.62
Total International Corporate Bonds	0.72
International Government Bonds
Government Issues	1.13
Total International Government Bonds	1.13
Commercial Paper
International Commercial Paper	6.65
U.S. Commercial Paper	12.83
Total Commercial Paper	19.48
Total Investments	99.71%

*Less than 0.01%

See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2015

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First Eagle U.S. Value Fund

Fund Overview

Data as of April 30, 2015 (unaudited)

Investment Objective

The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in domestic equity and debt securities. Management utilizes a highly disciplined, bottom-up, value-oriented approach in achieving its investment objective.

Average Annual Returns (%)			One-Year	Five-Years	Ten-Years
First Eagle U.S. Value Fund	Class A	without sales charge	5.51	9.34	7.77
		with sales charge	0.24	8.23	7.21
Standard & Poor's 500 Index			12.98	14.33	8.32
Consumer Price Index			-0.20	1.65	1.97

Asset Allocation* (%)

Sector/Industry** (%)

Financials	19.26
Information Technology	18.41
Industrials	10.98
Consumer Discretionary	8.89
Materials	7.84
Energy	7.73
Commodity	6.14
Consumer Staples	1.42
Health Care	1.41
Warrant	0.63
Utilities	0.37

*  Asset Allocation and Sector/Industry percentages are based on total investments in the portfolio.

**Sector/Industry allocations exclude short term investments.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle U.S. Value Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A Shares with a sales charge gives effect to the deduction of the maximum sales charge of 5.00%.

The Standard & Poor's 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy and is not available for purchase. Although the Standard & Poor's 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also considered a proxy for the total market. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold Bullion** (precious metal)	6.04
Oracle Corporation (U.S. software developer)	3.98
Microsoft Corporation (U.S. software developer)	3.91
Comcast Corporation Class 'A' (U.S. cable/satellite television company)	3.36
Bank of New York Mellon Corporation (U.S. financial services company)	2.85
National Oilwell Varco, Inc. (U.S. energy & equipment services)	2.60
Omnicom Group, Inc. (U.S. advertising & marketing services provider)	2.57
American Express Company (U.S. financial services)	2.36
Intel Corporation (U.S. computer components and related products manufacturer)	2.33
3M Company (U.S. industrial conglomerate)	2.24
Total	32.24

*  Holdings in cash, commercial paper and other short term cash equivalents have been excluded.

**The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

Percentages are based on total net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
Common Stocks — 74.87%
U.S. Common Stocks — 68.00%
Consumer Discretionary — 8.72%
1,718,173	Comcast Corporation, Class 'A'	$32,916,156	$98,949,583
999,252	Omnicom Group, Inc.	41,784,423	75,703,332
351,776	McDonald's Corporation	34,612,936	33,963,973
650,769	Vista Outdoor, Inc. (a)	9,203,872	28,477,651
427,234	H&R Block, Inc.	7,205,616	12,919,556
99,646	Bed Bath & Beyond, Inc. (a)	6,081,114	7,021,057
402	St. John Knits International, Inc. (a)(b)	12,462	1,608
		131,816,579	257,036,760
Consumer Staples — 1.40%
345,905	Colgate-Palmolive Company	13,291,918	23,272,488
206,046	Wal-Mart Stores, Inc.	9,339,937	16,081,890
77,388	Limoneira Company	1,488,691	1,775,281
		24,120,546	41,129,659
Energy — 6.05%
1,409,878	National Oilwell Varco, Inc.	93,633,343	76,711,462
589,818	Devon Energy Corporation	32,950,474	40,231,486
541,841	ConocoPhillips	20,672,995	36,801,841
966,975	San Juan Basin Royalty Trust	18,252,004	10,559,367
100,143	SEACOR Holdings, Inc. (a)	6,292,210	7,276,390
75,002	Phillips 66	5,913,970	5,948,409
15,774	FMC Technologies, Inc. (a)	643,351	695,633
		178,358,347	178,224,588
Financials — 18.16%
1,982,680	Bank of New York Mellon Corporation	45,513,264	83,946,671
899,295	American Express Company	42,588,078	69,650,398
274	Berkshire Hathaway, Inc., Class 'A' (a)	25,285,299	58,471,600
102,250	Alleghany Corporation (a)	29,487,785	48,417,420
1,082,253	BB&T Corporation	26,531,702	41,439,467
862,119	U.S. Bancorp	21,059,175	36,959,042
1,053,401	Weyerhaeuser Company, REIT	16,367,400	33,192,666
780,354	Plum Creek Timber Company, Inc., REIT	27,922,104	32,930,939
646,914	Cincinnati Financial Corporation	16,171,728	32,759,725

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
U.S. Common Stocks — 68.00% (continued)
Financials — 18.16% (continued)
535,969	WR Berkley Corporation	$14,427,516	$26,257,121
373,793	American International Group, Inc.	19,481,760	21,040,808
220,130	Mastercard, Inc., Class 'A'	4,794,074	19,857,927
295,142	Visa, Inc., Class 'A'	5,319,635	19,494,129
332,727	Brown & Brown, Inc.	10,187,969	10,630,628
		305,137,489	535,048,541
Health Care — 1.39%
203,921	Anthem, Inc.	8,279,608	30,777,796
102,028	Johnson & Johnson	5,901,274	10,121,178
		14,180,882	40,898,974
Industrials — 10.81%
422,470	3M Company	29,278,501	66,070,083
677,563	Cintas Corporation	16,755,928	54,171,162
297,539	Northrop Grumman Corporation	16,779,994	45,832,907
213,841	Lockheed Martin Corporation	15,046,142	39,902,731
340,766	Orbital ATK, Inc.	8,795,196	24,930,441
275,294	Deere & Company	22,843,874	24,919,613
820,425	NOW, Inc. (a)	24,078,533	19,608,157
280,186	Flowserve Corporation	15,733,831	16,399,287
369,825	Timken Company	15,382,840	14,530,424
48,775	WW Grainger, Inc.	11,422,742	12,117,173
		176,117,581	318,481,978
Information Technology — 18.12%
2,684,691	Oracle Corporation	79,320,605	117,106,222
2,365,856	Microsoft Corporation	58,856,651	115,075,236
2,108,513	Intel Corporation	39,659,810	68,632,098
1,118,660	Teradata Corporation (a)	47,500,274	49,209,853
879,169	Linear Technology Corporation	22,055,500	40,556,066
1,191,749	Comtech Telecommunications Corporation (c)	39,015,758	34,441,546
653,112	Xilinx, Inc.	26,512,820	28,318,936
49,354	Google, Inc., Class 'A' (a)	20,343,394	27,083,995
25,596	Google, Inc., Class 'C' (a)	6,503,943	13,753,792
199,082	Automatic Data Processing, Inc.	6,241,875	16,830,392

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
U.S. Common Stocks — 68.00% (continued)
Information Technology — 18.12% (continued)
352,100	Altera Corporation	$12,057,570	$14,675,528
179,491	CommVault Systems, Inc. (a)	8,589,433	8,211,713
		366,657,633	533,895,377
Materials — 2.98%
424,068	Scotts Miracle-Gro Company, Class 'A'	18,015,901	27,356,627
277,516	Vulcan Materials Company	10,704,770	23,733,168
157,592	Martin Marietta Materials, Inc.	12,923,001	22,480,499
118,321	Royal Gold, Inc.	7,662,954	7,635,254
104,820	Deltic Timber Corporation	5,015,841	6,708,480
		54,322,467	87,914,028
Utilities — 0.37%
180,168	IDACorp, Inc.	5,544,391	10,869,536
Total U.S. Common Stocks		1,256,255,915	2,003,499,441
International Common Stocks — 6.87%
Australia — 0.95%
2,454,851	Newcrest Mining Limited (a)	54,048,128	28,071,248
Canada — 4.39%
1,100,058	Canadian Natural Resources Limited	31,341,660	36,553,108
1,051,021	Potash Corporation of Saskatchewan, Inc.	40,265,586	34,305,325
1,118,836	Goldcorp, Inc.	34,632,807	21,067,682
631,881	Agnico-Eagle Mines Limited	27,509,171	19,126,642
1,165,641	Barrick Gold Corporation	19,015,770	15,176,646
1,235,884	Penn West Petroleum Limited	15,097,578	3,052,634
		167,862,572	129,282,037
Mexico — 0.45%
1,188,338	Fresnillo PLC	25,937,766	13,124,387
South Africa — 0.29%
1,850,399	Gold Fields Limited, ADR	22,652,933	8,456,324
United Kingdom — 0.79%
480,356	Willis Group Holdings PLC	12,786,353	23,359,712
Total International Common Stocks		283,287,752	202,293,708
Total Common Stocks		1,539,543,667	2,205,793,149

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
Investment Company — 0.00%
8,978	State Street Institutional U.S. Government Money Market Fund, Institutional Class	$8,978	$8,978
Warrant — 0.62%
United States — 0.62%
772,984	JPMorgan Chase & Company Warrant expire 10/28/18 (a)	9,106,701	18,250,152
Ounces
Commodity — 6.04%
150,494	Gold bullion (a)	179,841,016	178,004,446
Principal
Bonds — 0.24%
U.S. Corporate Bonds — 0.24%
$600,000	Bausch & Lomb, Inc. 7.125% due 08/01/28 (b)	526,698	601,568
6,542,000	Citgo Petroleum Corporation 6.25% due 08/15/22 (d)	6,551,286	6,427,515
Total U.S. Corporate Bonds		7,077,984	7,029,083
U.S. Treasury Bills — 4.75%
30,000,000	U.S. Treasury Bill 0.01% due 05/21/15	29,999,833	30,000,090
40,000,000	U.S. Treasury Bill 0.01% due 06/18/15	39,999,467	40,000,920
40,000,000	U.S. Treasury Bill 0.01% due 07/16/15	39,999,156	40,000,000
30,000,000	U.S. Treasury Bill 0.02% due 05/14/15	29,999,837	30,000,000
Total U.S. Treasury Bills		139,998,293	140,001,010
Commercial Paper — 11.90%
International Commercial Paper — 3.91%
France — 0.35%
2,090,000 USD	Essilor International 0.12% due 05/04/15	2,089,979	2,089,972

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Commercial Paper — 3.91% (continued)
France — 0.35% (continued)
1,337,000 USD	GDF Suez SA 0.19% due 07/13/15	$1,336,485	$1,336,481
4,765,000 USD	Sanofi 0.10% due 06/19/15	4,764,351	4,764,603
2,001,000 USD	Sanofi 0.12% due 06/19/15	2,000,673	2,000,833
Italy — 0.31%
9,208,000 USD	Eni S.p.A. 0.30% due 05/01/15	9,208,000	9,207,944
Japan — 0.28%
3,829,000 USD	Honda Corporation 0.13% due 05/07/15	3,828,917	3,828,925
4,460,000 USD	Honda Corporation 0.14% due 06/23/15	4,459,081	4,459,077
Switzerland — 0.56%
1,618,000 USD	Nestlé SA 0.10% due 06/01/15	1,617,861	1,617,991
3,712,000 USD	Roche Holdings, Inc. 0.09% due 05/18/15	3,711,842	3,711,824
3,191,000 USD	Roche Holdings, Inc. 0.09% due 06/02/15	3,190,745	3,190,666
1,618,000 USD	Roche Holdings, Inc. 0.09% due 06/05/15	1,617,859	1,617,809
1,618,000 USD	Roche Holdings, Inc. 0.09% due 06/08/15	1,617,846	1,617,786
1,920,000 USD	Roche Holdings, Inc. 0.10% due 06/19/15	1,919,739	1,919,635
1,527,000 USD	Roche Holdings, Inc. 0.10% due 06/22/15	1,526,779	1,526,683
1,317,000 USD	Roche Holdings, Inc. 0.11% due 07/13/15	1,316,706	1,316,570
United Kingdom — 2.41%
1,618,000 USD	AstraZeneca PLC 0.09% due 06/03/15	1,617,866	1,617,824
2,090,000 USD	AstraZeneca PLC 0.10% due 05/05/15	2,089,977	2,089,974
10,045,000 USD	AstraZeneca PLC 0.10% due 06/18/15	10,043,661	10,043,154

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Commercial Paper — 3.91% (continued)
United Kingdom — 2.41% (continued)
3,055,000 USD	AstraZeneca PLC 0.12% due 07/01/15	$3,054,379	$3,054,206
2,030,000 USD	AstraZeneca PLC 0.12% due 07/02/15	2,029,580	2,029,460
1,267,000 USD	AstraZeneca PLC 0.12% due 07/21/15	1,266,658	1,266,524
3,191,000 USD	Centrica PLC 0.61% due 05/01/15	3,191,000	3,190,982
7,817,000 USD	Reed Elsevier, Inc. 0.31% due 05/01/15	7,817,000	7,816,952
10,107,000 USD	Royal Dutch Shell PLC 0.10% due 06/12/15	10,105,821	10,106,409
5,054,000 USD	Royal Dutch Shell PLC 0.10% due 06/15/15	5,053,368	5,053,664
5,054,000 USD	Royal Dutch Shell PLC 0.10% due 06/19/15	5,053,312	5,053,579
12,405,000 USD	Royal Dutch Shell PLC 0.12% due 07/09/15	12,402,147	12,402,998
7,212,000 USD	Royal Dutch Shell PLC 0.12% due 07/13/15	7,210,245	7,210,740
Total International Commercial Paper		115,141,877	115,143,265
U.S. Commercial Paper — 7.99%
$960,000	Abbott Laboratories 0.11% due 06/15/15	959,868	959,936
1,015,000	Apple, Inc. 0.07% due 05/21/15	1,014,961	1,014,941
5,054,000	Apple, Inc. 0.07% due 06/10/15	5,053,607	5,053,280
4,765,000	Apple, Inc. 0.10% due 07/14/15	4,764,020	4,763,412
5,980,000	Apple, Inc. 0.10% due 07/15/15	5,978,754	5,977,967
1,267,000	Apple, Inc. 0.10% due 07/16/15	1,266,732	1,266,564
19,962,000	Apple, Inc. 0.11% due 05/07/15	19,961,634	19,961,651
722,000	C.R. Bard, Inc. 0.15% due 05/01/15	722,000	721,996

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 7.99% (continued)
$385,000	Campbell Soup Company 0.41% due 05/12/15	$384,953	$384,998
2,432,000	Campbell Soup Company 0.46% due 05/18/15	2,431,483	2,431,986
14,424,000	Caterpillar Financial Services Company 0.10% due 06/15/15	14,422,197	14,423,920
1,920,000	Chevron Corporation 0.09% due 05/15/15	1,919,933	1,919,989
4,787,000	Chevron Corporation 0.10% due 05/15/15	4,786,814	4,786,973
7,973,000	Cisco Systems, Inc. 0.11% due 06/17/15	7,971,855	7,972,956
4,765,000	Coca-Cola Company 0.10% due 07/14/15	4,764,020	4,764,974
1,618,000	Devon Energy Corporation 0.51% due 05/08/15	1,617,843	1,617,921
6,027,000	Devon Energy Corporation 0.61% due 05/04/15	6,026,699	6,026,853
1,760,000	Duke Energy Corporation 0.63% due 05/05/15	1,759,879	1,759,946
1,527,000	Exxon Mobil Corporation 0.09% due 05/21/15	1,526,924	1,526,911
1,267,000	Exxon Mobil Corporation 0.10% due 07/02/15	1,266,782	1,266,663
5,719,000	Google, Inc. 0.06% due 05/13/15	5,718,886	5,718,917
1,527,000	Hewlett-Packard Company 0.71% due 05/07/15	1,526,822	1,526,970
2,090,000	Honeywell International, Inc. 0.12% due 06/02/15	2,089,777	2,089,785
2,090,000	Honeywell International, Inc. 0.12% due 06/03/15	2,089,770	2,089,777
4,765,000	John Deere Limited 0.11% due 06/11/15	4,764,403	4,764,344
4,050,000	Johnson & Johnson 0.05% due 06/18/15	4,049,730	4,049,680
3,312,000	McCormick & Company 0.17% due 05/01/15	3,312,000	3,311,982
3,191,000	McDonald's Corporation 0.09% due 05/07/15	3,190,952	3,190,982

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 7.99% (continued)
$2,908,000	McDonald's Corporation 0.10% due 06/01/15	$2,907,750	$2,907,984
548,000	MetLife 0.12% due 05/01/15	548,000	547,997
6,332,000	MetLife 0.14% due 06/10/15	6,331,015	6,331,965
760,000	MetLife 0.14% due 06/11/15	759,879	759,996
3,616,000	National Oilwell Varco, Inc. 0.15% due 05/06/15	3,615,925	3,615,980
4,765,000	National Oilwell Varco, Inc. 0.15% due 06/10/15	4,764,206	4,764,974
3,135,000	PepsiCo, Inc. 0.09% due 05/01/15	3,135,000	3,134,994
1,920,000	PepsiCo, Inc. 0.09% due 05/11/15	1,919,952	1,919,989
4,018,000	PepsiCo, Inc. 0.09% due 05/14/15	4,017,869	4,017,891
10,087,000	PepsiCo, Inc. 0.09% due 06/11/15	10,085,966	10,086,082
3,191,000	Philip Morris International, Inc. 0.10% due 05/06/15	3,190,956	3,190,936
2,859,000	Philip Morris International, Inc. 0.10% due 06/03/15	2,858,738	2,858,608
2,908,000	Philip Morris International, Inc. 0.11% due 05/01/15	2,908,000	2,907,990
1,618,000	Philip Morris International, Inc. 0.11% due 05/13/15	1,617,941	1,617,930
1,618,000	Philip Morris International, Inc. 0.12% due 05/21/15	1,617,892	1,617,877
6,014,000	Philip Morris International, Inc. 0.12% due 06/08/15	6,013,238	6,013,010
25,397,000	Praxair, Inc. 0.07% due 06/01/15	25,395,469	25,393,772
3,430,000	Qualcomm, Inc. 0.10% due 06/02/15	3,429,695	3,429,679
1,920,000	Qualcomm, Inc. 0.12% due 06/09/15	1,919,750	1,919,772
3,840,000	Qualcomm, Inc. 0.12% due 06/10/15	3,839,488	3,839,532

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 7.99% (continued)
$4,018,000	Sherwin-Williams Company 0.36% due 05/13/15	$4,017,531	$4,017,724
1,916,000	United Healthcare Company 0.27% due 05/04/15	1,915,957	1,915,960
9,530,000	United Healthcare Company 0.30% due 07/07/15	9,524,679	9,525,410
8,832,000	United Healthcare Company 0.35% due 07/21/15	8,825,243	8,826,669
3,840,000	United Technologies Corporation 0.11% due 05/18/15	3,839,801	3,839,760
1,015,000	Walt Disney Company 0.09% due 05/12/15	1,014,972	1,014,976
Total U.S. Commercial Paper		235,358,210	235,363,731
Total Commercial Paper		350,500,087	350,506,996
Total Investments — 98.42% (Cost: $2,226,076,726)			2,899,593,814
Other Assets in Excess of Liabilities — 1.58%			46,453,484
Net Assets — 100.00%			$2,946,047,298

(a)  Non-income producing security/commodity.

(b)  Security is deemed illiquid. At April 30, 2015, the value of these securities amounted to $603,176 or 0.02% of net assets.

(c)  An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(d)  All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

At April 30, 2015, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$807,839,048
Gross unrealized depreciation	(134,321,960)
Net unrealized appreciation	$673,517,088

Abbreviations used in this schedule include:

ADR  — American Depositary Receipt

PLC  — Public Limited Company

REIT  — Real Estate Investment Trust

Currency

USD  — United States Dollar

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Affiliated Securities

Affiliated Securities	Shares October 31, 2014	Gross Additions	Gross Reductions	Shares April 30, 2015	Market Value April 30, 2015	Realized Gain / (Loss)	Dividend Income
Comtech Telecommunications Corporation	1,191,749	—	—	1,191,749	$34,441,546	$—	$715,049
Rofin-Sinar Technologies, Inc.*	1,667,965	—	1,667,965	—	—	6,322,605	—
Total					$34,441,546	$6,322,605	$715,049

*Represents an unaffiliated issuer as of April 30, 2015, as such, amounts represented above will not agree to balances in the Statements of Assets and Liabilities and Statements of Operations.

Industry Diversification for Portfolio Holdings	Percent of Net Assets
U.S. Common Stocks
Consumer Discretionary	8.72%
Consumer Staples	1.40
Energy	6.05
Financials	18.16
Health Care	1.39
Industrials	10.81
Information Technology	18.12
Materials	2.98
Utilities	0.37
Total U.S. Common Stocks	68.00
International Common Stocks
Energy	1.34
Financials	0.79
Materials	4.74
Total International Common Stocks	6.87
Investment Company	0.00	*
Warrant	0.62
Commodity	6.04
U.S. Corporate Bonds
Consumer Discretionary	0.02
Energy	0.22
Total U.S. Corporate Bonds	0.24
U.S. Treasury Bills	4.75

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Industry Diversification for Portfolio Holdings (continued)	Percent of Net Assets
Commercial Paper
International Commercial Paper	3.91%
U.S. Commercial Paper	7.99
Total Commercial Paper	11.90
Total Investments	98.42%

*Less than 0.01%

See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2015

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First Eagle Gold Fund

Fund Overview

Data as of April 30, 2015 (unaudited)

Investment Objective

The First Eagle Gold Fund is a non-diversified fund. The Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and, to a limited extent, other precious metals) for a portion of their overall investment portfolio. In seeking to achieve its objective, the Fund invests primarily in gold, gold related securities and issuers principally engaged in the gold industry.

Average Annual Returns (%)			One-Year	Five-Years	Ten-Years
First Eagle Gold Fund	Class A	without sales load	-11.75	-10.48	4.55
		with sales load	-16.15	-11.39	4.02
FTSE Gold Mines Index			-16.41	-17.79	-1.35
MSCI World Index			7.41	10.51	6.87
Consumer Price Index			-0.20	1.65	1.97

Asset Allocation* (%)

Countries** (%)

Canada	35.13
United States	34.75
South Africa	7.26
Mexico	6.73
Australia	5.75
Africa	5.49

*  Asset Allocation and Countries percentages are based on total investments in the portfolio.

**Country allocations reflect country of the issuer (not currency of issue) and exclude short term investments. Bonds of non-U.S. issuers may be U.S. dollar denominated.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Gold Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A Shares with a sales charge give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI World Index is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. The index provides total returns in U.S. dollars with net dividends reinvested. The FTSE Gold Mines Index Series is designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. The FTSE Gold Mines Index encompasses all gold mining companies that have a sustainable, attributable gold production of at least 300,000 ounces a year and that derive 51% or more of their revenue from mined gold. The Index is unmanaged, is available with dividends reinvested and is not available for purchase. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold Bullion** (United States)	18.09
Newcrest Mining Limited (Australia)	5.65
Royal Gold, Inc. (United States)	5.50
Randgold Resources Limited ADR (Africa)	5.45
Goldcorp, Inc. (Canada)	5.40
Agnico-Eagle Mines Limited (Canada)	5.30
Fresnillo PLC (Mexico)	4.66
Franco-Nevada Corporation (Canada)	4.65
Newmont Mining Corporation (United States)	4.33
Barrick Gold Corporation (Canada)	4.27
Total	63.30

*  Holdings in cash, commercial paper and other short term cash equivalents have been excluded.

**The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

Percentages are based on total net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Gold Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
Common Stocks — 70.48%
International Common Stocks — 57.24%
Africa — 5.45%
773,428	Randgold Resources Limited, ADR	$12,823,899	$58,912,011
Australia — 5.71%
5,338,004	Newcrest Mining Limited (a)	135,672,052	61,040,133
6,800,000	St. Augustine Gold and Copper Limited (a)(b)	6,754,607	676,337
		142,426,659	61,716,470
Canada — 32.18%
3,102,528	Goldcorp, Inc.	94,172,252	58,420,583
1,894,336	Agnico-Eagle Mines Limited	67,317,937	57,340,365
968,033	Franco-Nevada Corporation	16,689,933	50,259,086
3,544,397	Barrick Gold Corporation	88,199,787	46,148,049
6,443,257	Eldorado Gold Corporation	64,771,164	32,096,125
6,359,731	New Gold, Inc. (a)	15,482,255	21,348,454
1,666,060	Detour Gold Corporation (a)(c)	26,941,360	17,606,519
6,705,392	Kinross Gold Corporation (a)	58,882,577	16,294,102
1,017,222	Osisko Gold Royalties Limited	14,078,383	13,633,220
4,784,919	IAMGOLD Corporation (a)	14,867,593	10,708,066
1,354,200	MAG Silver Corporation (a)	8,710,907	9,405,881
3,584,000	B2Gold Corporation (a)	5,598,350	5,614,389
2,076,600	Dundee Precious Metals, Inc. (a)(c)	3,800,058	5,008,625
1,071,100	Primero Mining Corporation (a)	6,046,087	3,950,597
		485,558,643	347,834,061
Mexico — 6.69%
4,563,583	Fresnillo PLC	21,380,685	50,401,678
1,289,602	Industrias Peñoles S.A.B. de C.V.	2,490,226	21,854,812
		23,870,911	72,256,490
South Africa — 7.21%
9,368,320	Gold Fields Limited, ADR	66,399,680	42,813,222
3,100,849	AngloGold Ashanti Limited, ADR (a)	86,438,026	35,132,619
		152,837,706	77,945,841
Total International Common Stocks		817,517,818	618,664,873

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Gold Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
U.S. Common Stocks — 13.24%
Materials — 13.24%
920,991	Royal Gold, Inc.	$18,434,118	$59,431,549
1,767,856	Newmont Mining Corporation	62,208,260	46,830,505
2,609,390	Tahoe Resources, Inc. (b)	35,373,417	36,875,342
Total U.S. Common Stocks		116,015,795	143,137,396
Total Common Stocks		933,533,613	761,802,269
Investment Company — 0.01%
77,922	State Street Institutional U.S. Government Money Market Fund, Institutional Class	77,922	77,922
Ounces
Commodities — 21.26%
165,326	Gold bullion (a)	113,035,708	195,548,135
2,120,368	Silver bullion (a)	40,781,806	34,189,875
Total Commodities		153,817,514	229,738,010
Principal
International Convertible Bond — 2.69%
Canada — 2.69%
30,000,000 USD	Detour Gold Corporation 5.50% due 11/30/17 (d)(e)(f)	30,000,000	29,100,000
Commercial Paper — 4.84%
International Commercial Paper — 3.91%
Italy — 2.11%
22,894,000 USD	Eni S.p.A. 0.30% due 05/01/15	22,894,000	22,893,873
United Kingdom — 1.80%
19,435,000 USD	Reed Elsevier, Inc. 0.31% due 05/01/15	19,435,000	19,434,892
Total International Commercial Paper		42,329,000	42,328,765

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Gold Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 0.93%
$1,795,000	C.R. Bard, Inc. 0.15% due 05/01/15	$1,795,000	$1,794,990
8,235,000	McCormick & Company 0.17% due 05/01/15	8,235,000	8,234,954
Total U.S. Commercial Paper		10,030,000	10,029,944
Total Commercial Paper		52,359,000	52,358,709
Total Investments — 99.28%		$1,169,788,049	1,073,076,910
Other Assets in Excess of Liabilities — 0.72%			7,818,263
Net Assets — 100.00%			$1,080,895,173

(a)  Non-income producing security/commodity.

(b)  Represents a security registered under Regulation D. Regulation D provides exemptions for small companies to offer and sell their securities without having to register the securities under the Securities Act of 1933.

(c)  All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(d)  Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $29,100,000 or 2.69% of net assets.

(e)  Security is deemed illiquid. At April 30, 2015, the value of these securities amounted to $29,100,000 or 2.69% of net assets.

(f)  This security is convertible until November 30, 2017.

At April 30, 2015, cost is substantially identical for both book and federal income tax purposes. Net unrealized depreciation consisted of:

Gross unrealized appreciation	$260,840,406
Gross unrealized depreciation	(357,551,545)
Net unrealized depreciation	$(96,711,139)

Abbreviations used in this schedule include:

ADR  — American Depositary Receipt

PLC  — Public Limited Company

Currency

USD  — United States Dollar

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Gold Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
International Common Stocks
Materials	57.24%
Total International Common Stocks	57.24
U.S. Common Stocks
Materials	13.24
Total U.S. Common Stocks	13.24
Investment Company	0.01
Commodities	21.26
International Convertible Bond
Materials	2.69
Total International Convertible Bond	2.69
Commercial Paper
International Commercial Paper	3.91
U.S. Commercial Paper	0.93
Total Commercial Paper	4.84
Total Investments	99.28%

See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Income Builder Fund

Fund Overview

Data as of April 30, 2015 (unaudited)

Investment Objective

First Eagle Global Income Builder seeks current income generation and long-term growth of capital. Fundamental research drives the identification of income-producing investment opportunities across all market environments.

Average Annual Returns^ (%)			One-Year	Since Inception (05/01/12)
First Eagle Global Income Builder	Class A	without sales load	0.53	8.17
		with sales load	-4.48	6.32
MSCI World Index			7.41	13.36
Barclays U.S. Aggregate Bond Index			4.46	2.64

Asset Allocation* (%)

Countries** (%)

United States	42.25
France	9.92
Canada	6.55
Hong Kong	3.81
United Kingdom	3.64
Singapore	3.64
Japan	3.04
Bermuda	2.44
Netherlands	2.06
Switzerland	1.79
Australia	1.66
Sweden	1.51
Austria	1.05
Israel	1.01
Ireland	0.96
Germany	0.92
Belgium	0.68
Mexico	0.64
South Korea	0.64
Norway	0.64
Chile	0.59
Denmark	0.58
Italy	0.52
South Africa	0.35
Thailand	0.31
Russia	0.31
Brazil	0.24
Romania	0.14

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

*  Asset Allocation and Countries percentages are based on total investments in the portfolio.

**Country allocations reflect country of the issuer (not currency of issue) and exclude short term investments. Bonds of non-U.S. issuers may be U.S. dollar denominated.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Income Builder Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A Shares give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI World Index is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. The index provides total returns in U.S. dollars with net dividends reinvested. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measure the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrad ARM passthroughs, ABS, and CMBS. The index is presented here for comparison purposes only. One cannot invest directly in an index.

Top 10 Holdings* (%)

Microsoft Corporation (U.S. software developer)	1.74
Bouygues SA (French holding company)	1.61
Mandarin Oriental International Limited (Hong Kong hotels & resorts operator)	1.47
Nestlé SA (Swiss food and nutrition company)	1.40
ACCO Brands Corporation (U.S. office supplies manufacturer)	1.38
Bi-Lo LLC (U.S. supermarket chain)	1.38
GlaxoSmithKline PLC (U.K. pharmaceutical company)	1.32
Plum Creek Timber Company, Inc., REIT (U.S. timberland company)	1.24
Roundy's Supermarkets, Inc., Term Loan B (U.S. grocery retailer)	1.22
Nufarm Australia Limited (Australian agricultural chemicals)	1.19
Total	13.95

*Holdings in cash, commercial paper and other short term cash equivalents have been excluded.

Percentages are based on total net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
Common Stocks — 51.02%
International Common Stocks — 38.08%
Australia — 0.17% (a)
199,905	Newcrest Mining Limited (b)	$3,410,518	$2,240,831
Austria — 1.05%
118,409	Mayr Melnhof Karton AG	13,481,792	13,754,250
Belgium — 0.67% (a)
100,327	Groupe Bruxelles Lambert SA	8,638,231	8,806,893
Bermuda — 1.64% (a)
238,400	Jardine Matheson Holdings Limited	13,439,590	14,729,048
537,434	Hiscox Limited	6,659,518	6,771,343
		20,099,108	21,500,391
Brazil — 0.24%
3,368,393	Brasil Brokers Participacoes SA	4,576,296	3,074,422
Canada — 3.59%
362,637	Agnico-Eagle Mines Limited	11,031,106	10,976,795
930,882	TransAlta Renewables, Inc.	9,801,949	9,621,300
478,005	Goldcorp, Inc.	12,478,029	9,000,834
242,685	Potash Corporation of Saskatchewan, Inc.	8,572,918	7,921,239
398,809	Cenovus Energy, Inc.	11,310,451	7,505,585
769,330	Penn West Petroleum Limited	7,069,141	1,900,245
		60,263,594	46,925,998
Chile — 0.59%
331,374	Cia Cervecerias Unidas SA, ADR	7,076,319	7,247,149
200,388	Quinenco SA	413,623	435,766
		7,489,942	7,682,915
Denmark — 0.58% (a)
223,520	ISS AS	7,458,533	7,550,264
France — 7.80%
508,987	Bouygues SA (a)	15,986,962	21,013,366
152,429	Sanofi (a)	14,870,336	15,515,810
209,182	Total SA (a)	11,774,577	11,327,195
447,097	Vivendi SA (a)	11,937,130	11,208,134
143,000	Danone SA (a)	9,857,898	10,347,781
205,882	Cie de Saint-Gobain (a)	10,141,898	9,356,737

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Common Stocks — 38.08% (continued)
France — 7.80% (continued)
269,264	Carrefour SA (a)	$8,593,170	$9,283,924
115,658	Neopost SA	7,812,283	5,578,418
39,029	Thermador Groupe (a)	3,288,696	3,435,418
43,918	Legrand SA (a)	2,160,460	2,539,458
129,609	Rexel SA (a)	2,302,150	2,442,693
		98,725,560	102,048,934
Germany — 0.92% (a)
197,473	Hamburger Hafen und Logistik AG	4,717,771	4,355,442
49,077	HeidelbergCement AG	3,224,022	3,767,170
120,109	SMT Scharf AG (b)	3,295,905	2,101,499
18,836	Daimler AG	1,132,240	1,811,019
		12,369,938	12,035,130
Hong Kong — 3.80% (a)
11,816,300	Mandarin Oriental International Limited	20,375,682	19,158,819
3,395,820	Hopewell Holdings Limited	11,786,990	13,038,021
1,428,000	Hysan Development Company Limited	6,653,595	6,561,536
1,673,324	Great Eagle Holdings Limited	5,880,628	6,141,934
3,954,292	Hopewell Highway Infrastructure Limited	1,911,216	1,961,872
573,000	Hang Lung Properties Limited	1,779,866	1,933,373
67,700	Guoco Group Limited	589,955	828,840
		48,977,932	49,624,395
Ireland — 0.96% (a)
357,240	CRH PLC	8,220,690	9,982,514
583,769	Beazley PLC	2,389,195	2,510,545
		10,609,885	12,493,059
Israel — 0.17% (a)
318,065	Israel Chemicals Limited	3,160,135	2,225,410
Italy — 0.52% (a)
213,593	Eni S.p.A	4,141,174	4,097,964
261,853	Italcementi S.p.A.	968,200	1,865,789
41,871	Recordati S.p.A.	355,865	834,315
		5,465,239	6,798,068

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Common Stocks — 38.08% (continued)
Japan — 3.03% (a)
319,300	Hoya Corporation	$8,869,257	$12,306,097
632,400	Astellas Pharma, Inc.	6,795,462	9,846,908
377,100	KDDI Corporation	7,315,410	8,923,068
232,400	Sompo Japan Nipponkoa Holdings, Inc.	5,520,885	7,592,466
22,200	FamilyMart Company Limited	871,337	955,999
		29,372,351	39,624,538
Mexico — 0.18% (a)
213,164	Fresnillo PLC	3,948,942	2,364,213
Netherlands — 1.60%
346,853	Sligro Food Group NV	12,977,618	13,395,609
45,303	HAL Trust (a)	5,857,372	7,522,683
		18,834,990	20,918,292
Norway — 0.63% (a)
1,056,341	Orkla ASA	8,431,052	8,295,106
Romania — 0.14%
200,000	Societatea Nationala de Gaze Naturale ROMGAZ SA, GDR (b)(c)(d)(e)	1,850,000	1,820,000
Russia — 0.31% (a)
687,492	Gazprom OAO, ADR	5,077,143	4,027,980
Singapore — 2.66%
12,854,000	Frasers Commercial Trust, REIT (a)	13,211,729	14,644,234
20,609,398	Asian Pay Television Trust	13,390,591	14,017,880
6,224,200	Overseas Education Limited (a)	4,120,450	4,164,042
828,000	Singapore Airport Terminal Services Limited	1,962,071	1,996,161
		32,684,841	34,822,317
South Korea — 0.64% (a)
94,298	KT&G Corporation	7,377,513	8,350,990
Sweden — 0.64% (a)
210,953	Investor AB, Class 'A'	6,088,519	8,413,722
Switzerland — 1.79%
236,583	Nestlé SA (a)	16,621,312	18,355,106
12,214	APG SGA SA	3,645,125	5,040,345
		20,266,437	23,395,451

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Common Stocks — 38.08% (continued)
Thailand — 0.31% (a)
563,700	Bangkok Bank PCL, NVDR	$3,273,119	$3,155,203
1,762,000	Thai Beverage PCL	512,015	949,870
		3,785,134	4,105,073
United Kingdom — 3.45% (a)
745,999	GlaxoSmithKline PLC	18,262,768	17,230,090
195,635	British American Tobacco PLC	10,875,147	10,748,887
2,208,461	WM Morrison Supermarkets PLC	8,738,740	6,296,937
1,230,305	Mitie Group PLC	5,426,875	5,396,902
102,297	Diageo PLC	2,812,469	2,840,006
782,467	esure Group PLC	2,527,920	2,623,275
		48,643,919	45,136,097
Total International Common Stocks		491,087,544	498,034,739
U.S. Common Stocks — 12.94%
Consumer Discretionary — 1.22%
108,248	McDonald's Corporation	10,287,903	10,451,345
100,083	H&R Block, Inc.	2,262,066	3,026,510
32,436	Omnicom Group, Inc.	2,485,702	2,457,351
		15,035,671	15,935,206
Consumer Staples — 0.63%
57,957	Wal-Mart Stores, Inc.	4,382,312	4,523,544
55,190	Colgate-Palmolive Company	3,193,019	3,713,183
		7,575,331	8,236,727
Energy — 1.79%
185,742	ConocoPhillips	11,959,902	12,615,597
90,966	National Oilwell Varco, Inc.	6,679,449	4,949,460
356,080	San Juan Basin Royalty Trust	6,002,453	3,888,393
25,373	Phillips 66	1,996,685	2,012,333
		26,638,489	23,465,783
Financials — 2.38%
383,143	Plum Creek Timber Company, Inc., REIT	16,521,451	16,168,634
216,982	Weyerhaeuser Company, REIT	6,201,265	6,837,103
141,299	BB&T Corporation	5,038,849	5,410,339
54,038	Cincinnati Financial Corporation	2,380,622	2,736,484
		30,142,187	31,152,560

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
U.S. Common Stocks — 12.94% (continued)
Industrials — 2.05%
78,985	Deere & Company	$6,476,128	$7,149,722
34,551	Lockheed Martin Corporation	4,597,021	6,447,217
34,389	Northrop Grumman Corporation	3,986,692	5,297,281
31,030	3M Company	3,657,515	4,852,782
12,148	WW Grainger, Inc.	2,829,419	3,017,928
		21,546,775	26,764,930
Information Technology — 4.86%
468,562	Microsoft Corporation	16,163,778	22,790,856
279,137	Xilinx, Inc.	11,577,373	12,103,380
410,673	Comtech Telecommunications Corporation	13,924,189	11,868,450
280,315	Intel Corporation	7,069,263	9,124,253
95,943	Linear Technology Corporation	3,539,239	4,425,850
37,881	Automatic Data Processing, Inc.	2,180,639	3,202,460
		54,454,481	63,515,249
Materials — 0.01%
1,649	Royal Gold, Inc.	106,762	106,410
Total U.S. Common Stocks		155,499,696	169,176,865
Total Common Stocks		646,587,240	667,211,604
U.S. Preferred Stock — 0.09%
Financials — 0.09%
46,496	MetLife, Inc., Series 'A'	1,127,453	1,139,617
Closed-End Fund — 0.15%
Singapore — 0.15%
30,818,200	Macquarie International Infrastructure Fund Limited	3,229,698	1,979,706
Ounces
Commodity — 1.18%
13,042	Gold bullion (b)	16,990,468	15,426,428

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
Bonds — 32.88%
U.S. Corporate Bonds — 21.62%
$17,100,000	ACCO Brands Corporation 6.75% due 04/30/20 (f)	$17,652,614	$18,083,250
5,751,000	American Achievement Corporation 10.875% due 04/15/16 (e)	5,588,384	5,722,245
1,881,000	American Axle & Manufacturing, Inc. 6.25% due 03/15/21	1,929,844	1,989,158
2,522,000	American Axle & Manufacturing, Inc. 6.625% due 10/15/22	2,561,567	2,692,235
4,975,000	Basic Energy Services, Inc. 7.75% due 02/15/19	3,582,769	4,278,500
17,487,000	Bi-Lo LLC 9.25% due 02/15/19 (e)	17,618,410	17,989,751
3,009,000	Carrizo Oil & Gas, Inc. 7.50% due 09/15/20	3,128,572	3,181,416
4,400,000	CCO Holdings LLC 7.375% due 06/01/20	4,649,974	4,697,000
6,624,000	CenturyLink, Inc. Series 'W' 6.75% due 12/01/23	6,725,721	7,190,418
10,027,000	Citgo Petroleum Corporation 6.25% due 08/15/22 (e)	9,980,586	9,851,528
5,308,000	Cloud Peak Energy Resources 6.375% due 03/15/24	5,443,134	4,379,100
3,750,000	Cloud Peak Energy Resources 8.50% due 12/15/19	3,717,685	3,487,500
2,727,000	Crestwood Midstream Partners L.P. 6.00% due 12/15/20	2,708,498	2,808,810
7,634,000	Crestwood Midstream Partners L.P. 6.125% due 03/01/22	7,767,026	7,920,275
2,190,000	DCP Midstream LLC 4.75% due 09/30/21 (e)	2,074,754	2,099,257
5,539,000	DCP Midstream LLC 5.35% due 03/15/20 (e)	5,433,317	5,497,175
14,222,000	Drill Rigs Holdings, Inc. 6.50% due 10/01/17 (e)	14,290,994	12,337,585
7,847,000	EP Energy LLC 9.375% due 05/01/20	8,591,198	8,435,525
375,000	Everest Acquisition LLC 6.875% due 05/01/19	384,578	388,500

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Corporate Bonds — 21.62% (continued)
$1,200,000	Everest Acquisition LLC 7.75% due 09/01/22	$1,213,140	$1,266,000
2,040,000	Family Tree Escrow LLC 5.75% due 03/01/23 (e)	2,144,550	2,152,200
1,000,000	Frontier Communications Corporation 6.25% due 09/15/21	1,000,000	995,000
13,569,000	Frontier Communications Corporation 8.50% due 04/15/20	15,058,314	15,095,512
11,573,000	GameStop Corporation 5.50% due 10/01/19 (e)	11,642,258	11,992,521
8,668,000	GenCorp, Inc. 7.125% due 03/15/21	9,076,180	9,339,770
7,933,000	Harland Clarke Holdings Corporation 6.875% due 03/01/20 (e)	8,045,203	8,091,660
2,626,000	Huntington Ingalls Industries, Inc. 5.00% due 12/15/21 (e)	2,648,138	2,724,475
10,530,000	KLX, Inc. 5.875% due 12/01/22 (e)	10,475,319	10,648,462
9,096,000	Landry's, Inc. 9.375% due 05/01/20 (e)	9,685,385	9,778,200
5,000,000	Outerwall, Inc. 5.875% due 06/15/21 (e)	5,000,000	4,475,000
6,475,000	Outerwall, Inc. 6.00% due 03/15/19	6,539,685	6,377,875
7,165,000	Parker Drilling Company 6.75% due 07/15/22	6,085,608	6,090,250
6,200,000	PHH Corporation 6.375% due 08/15/21	6,272,111	6,130,250
1,850,000	PHH Corporation 7.375% due 09/01/19	1,895,855	1,974,875
3,500,000	Post Holdings, Inc. 6.75% due 12/01/21 (e)	3,606,446	3,549,000
8,563,000	Post Holdings, Inc. 7.375% due 02/15/22	8,943,590	8,916,224
2,661,000	Rentech Nitrogen Partners L.P. 6.50% due 04/15/21 (e)	2,634,044	2,661,000
3,159,000	Roundy's Supermarkets, Inc. 10.25% due 12/15/20 (e)	3,121,521	2,827,305
1,500,000	Sprint Communications, Inc. 6.00% due 11/15/22	1,471,901	1,421,250

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Corporate Bonds — 21.62% (continued)
$14,236,000	Sprint Corporation 7.25% due 09/15/21	$14,546,714	$14,324,975
4,616,000	Taylor Morrison Communities, Inc. 5.875% due 04/15/23 (e)	4,632,600	4,731,400
8,948,000	Taylor Morrison Communities, Inc. 7.75% due 04/15/20 (e)	9,429,333	9,468,147
6,321,000	Toys R Us Property Company II 8.50% due 12/01/17	6,336,388	6,431,618
3,000,000	Vulcan Materials Company 4.50% due 04/01/25	3,000,000	3,060,000
509,000	ZF North America Capital, Inc. 4.00% due 04/29/20 (e)	506,152	514,726
3,003,000	ZF North America Capital, Inc. 4.50% due 04/29/22 (e)	3,012,627	3,012,384
1,589,000	ZF North America Capital, Inc. 4.75% due 04/29/25 (e)	1,573,435	1,600,918
Total U.S. Corporate Bonds		283,426,122	282,680,225
International Bonds — 11.26%
International Corporate Bonds — 9.99%
Australia — 1.48%
4,459,000 USD	Ausdrill Finance PTY Limited 6.875% due 11/01/19 (d)(e)	4,284,115	3,745,560
15,238,000 USD	Nufarm Australia Limited 6.375% due 10/15/19 (e)	15,706,531	15,599,902
		19,990,646	19,345,462
Bermuda — 0.79%
891,000 USD	Aircastle Limited 4.625% due 12/15/18	891,000	933,322
4,859,000 USD	Aircastle Limited 6.25% due 12/01/19	5,169,580	5,375,269
1,000,000 USD	Aircastle Limited 6.75% due 04/15/17	1,058,482	1,077,500
2,525,000 USD	Aircastle Limited 7.625% due 04/15/20	2,689,148	2,951,094
		9,808,210	10,337,185

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Corporate Bonds — 9.99% (continued)
Canada — 2.94%
2,719,000 USD	Lightstream Resources Limited 8.625% due 02/01/20 (e)	$2,642,059	$2,107,225
7,800,000 USD	New Gold, Inc. 6.25% due 11/15/22 (e)	7,735,677	7,761,000
500,000 USD	New Gold, Inc. 7.00% due 04/15/20 (e)	509,599	523,125
3,157,000 USD	Open Text Corporation 5.625% due 01/15/23 (e)	3,157,000	3,283,280
11,175,000 USD	Precision Drilling Corporation 6.50% due 12/15/21	11,243,390	10,979,438
400,000 USD	Precision Drilling Corporation 6.625% due 11/15/20	400,602	405,000
12,722,000 USD	Thompson Creek Metals Company, Inc. 9.75% due 12/01/17	13,397,351	13,391,177
		39,085,678	38,450,245
France — 2.09%
9,846,000 USD	Numericable-SFR SAS 6.00% due 05/15/22 (e)	9,892,721	10,098,304
694,000 USD	Numericable-SFR SAS 6.25% due 05/15/24 (e)	694,000	713,959
11,200,000 USD	Rexel SA 5.25% due 06/15/20 (e)	11,349,173	11,732,000
4,544,000 USD	Rexel SA 6.125% due 12/15/19 (e)	4,639,294	4,737,120
		26,575,188	27,281,383
Israel — 0.84%
10,226,056 USD	B Communications Limited 7.375% due 02/15/21 (e)	10,708,682	10,974,603
Netherlands — 0.46%
250,000 USD	Schaeffler Holding Finance BV 6.25% due 11/15/19 (e)(g)	250,000	267,188
5,449,000 USD	Schaeffler Holding Finance BV 6.875% due 08/15/18 (e)(g)	5,611,982	5,701,016
		5,861,982	5,968,204
South Africa — 0.35%
4,180,000 USD	AngloGold Ashanti Holdings PLC 8.50% due 07/30/20	4,193,420	4,613,675
First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Corporate Bonds — 9.99% (continued)
Sweden — 0.86%
5,170,000 USD	Perstorp Holding AB 8.75% due 05/15/17 (e)	$5,313,942	$5,441,425
3,950,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (e)	5,252,979	4,679,196
1,000,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (h)	1,310,195	1,184,607
		11,877,116	11,305,228
United Kingdom — 0.18%
2,210,000 USD	Jaguar Land Rover Automotive PLC 5.625% due 02/01/23 (e)	2,197,200	2,353,650
Total International Corporate Bonds		130,298,122	130,629,635
International Government Bonds — 1.27%
Mexico — 0.46%
91,900,000 MXN	Mexican Bonos 4.75% due 06/14/18	6,330,789	5,997,293
Singapore — 0.81%
12,124,000 SGD	Singapore Government Bond 2.375% due 04/01/17	9,401,592	9,392,389
1,568,000 SGD	Singapore Government Bond 3.25% due 09/01/20	1,258,734	1,269,028
		10,660,326	10,661,417
Total International Government Bonds		16,991,115	16,658,710
Total International Bonds		147,289,237	147,288,345
Total Bonds		430,715,359	429,968,570
Term Loans — 6.31%
United States — 6.31%
1,389,597 USD	Ameriforge Group, Inc., First Lien Term Loan 5.00% due 12/19/19 (d)	1,385,335	1,221,400
4,975,000 USD	Cactus Wellhead LLC 7.00% due 07/31/20 (d)	4,885,322	3,414,094
6,778,000 USD	Caelus Energy Alaska O3 LLC, Second Lien Term Loan 8.75% due 04/15/20	6,660,315	5,676,575

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
Term Loans — 6.31% (continued)
United States — 6.31% (continued)
8,458,329 USD	Fortescue Metals Group, Term Loan B 3.75% due 06/30/19	$8,455,916	$7,659,270
11,967,441 USD	JC Penney Corporation, Inc., First Lien Term Loan 6.00% due 05/22/18	11,912,071	11,983,298
5,631,000 USD	Jonah Energy LLC, Second Lien Term Loan 7.50% due 05/12/21	5,607,754	5,236,830
7,617,437 USD	Libbey Glass, Inc., Term Loan B 3.75% due 04/09/21	7,616,326	7,643,641
7,669,397 USD	OSG Bulk Ships, Inc., Exit Term Loan 5.25% due 08/05/19	7,647,654	7,717,330
5,405,835 USD	Osum Productions Corporation 6.50% due 07/28/20	5,332,900	4,676,047
16,420,054 USD	Roundy's Supermarkets, Inc., Term Loan B 5.75% due 03/03/21	16,459,296	15,921,624
11,199,545 USD	Zebra Technologies Corporation, Term Loan B 4.75% due 10/27/21	11,161,081	11,351,187
Total Term Loans		87,123,970	82,501,296
Commercial Paper — 8.09%
International Commercial Paper — 6.54%
Italy — 3.54%
46,261,000 USD	Eni S.p.A. 0.30% due 05/01/15	46,261,000	46,260,718
United Kingdom — 3.00%
39,272,000 USD	Reed Elsevier, Inc. 0.31% due 05/01/15	39,272,000	39,271,760
Total International Commercial Paper		85,533,000	85,532,478

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 1.55%
$3,628,000	C.R. Bard, Inc. 0.15% due 05/01/15	$3,628,000	$3,627,980
16,641,000	McCormick & Company 0.17% due 05/01/15	16,641,000	16,640,907
Total U.S. Commercial Paper		20,269,000	20,268,887
Total Commercial Paper		105,802,000	105,801,365
Total Investments — 99.72%$1,291,576,188			1,304,028,586
Other Assets in Excess of Liabilities — 0.28%			3,670,493
Net Assets — 100.00%			$1,307,699,079

(a)  Securities with a total market value equal to $384,748,741 have been fair valued based on fair value adjustment factors at April 30, 2015.

(b)  Non-income producing security/commodity.

(c)  Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $1,820,000 or 0.14% of net assets.

(d)  Security is deemed illiquid. At April 30, 2015, the value of these securities amounted to $10,201,054 or 0.78% of net assets.

(e)  All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(f)  At April 30, 2015, all or a portion of the security was segregated to cover collateral requirements for extended trade settlements.

(g)  Payment-in-kind security.

(h)  Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At April 30, 2015, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$64,635,897
Gross unrealized depreciation	(52,183,499)
Net unrealized appreciation	$12,452,398

Abbreviations used in this schedule include:

ADR  — American Depositary Receipt

GDR  — Global Depositary Receipt

NVDR  — Non-Voting Depository Receipt

PCL  — Public Company Limited

PLC  — Public Limited Company

REIT  — Real Estate Investment Trust

Currencies

EUR  — Euro

MXN  — Mexican Peso

SGD  — Singapore Dollar

USD  — United States Dollar

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Foreign Currency Exchange Contracts — Sales

Settlement Dates Through	Foreign Currency To be Delivered		U.S. $ To be Received	U.S. $ Value At April 30, 2015	Unrealized Appreciation At April 30, 2015	Unrealized Depreciation At April 30, 2015
05/20/15	975,000	British Pound	$1,515,247	$1,496,456	$18,791	$—
06/17/15	995,000	British Pound	1,507,797	1,526,864	—	(19,067)
07/15/15	736,000	British Pound	1,076,878	1,129,205	—	(52,327)
05/20/15	7,824,000	Euro	9,704,692	8,786,872	917,820	—
06/17/15	5,044,000	Euro	5,348,658	5,666,823	—	(318,165)
05/20/15	208,650,000	Japanese Yen	1,774,478	1,747,664	26,814	—
06/17/15	37,730,000	Japanese Yen	313,828	316,130	—	(2,302)
			$21,241,578	$20,670,014	$963,425	$(391,861)

Foreign Currency Exchange Contracts — Purchases

Settlement Dates Through	Foreign Currency To be Received		U.S. $ To be Delivered	U.S. $ Value At April 30, 2015	Unrealized Appreciation At April 30, 2015	Unrealized Depreciation At April 30, 2015
06/17/15	136,000	British Pound	$208,903	$208,697	$—	$(206)
05/20/15	406,000	Euro	448,536	455,965	7,429	—
			$657,439	$664,662	$7,429	$(206)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
International Common Stocks
Consumer Discretionary	4.24%
Consumer Staples	7.42
Energy	2.35
Financials	6.16
Health Care	3.32
Industrials	6.91
Information Technology	1.37
Materials	4.90
Telecommunication Services	0.68
Utilities	0.73
Total International Common Stocks	38.08
U.S. Common Stocks
Consumer Discretionary	1.22
Consumer Staples	0.63
Energy	1.79

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Industry Diversification for Portfolio Holdings (continued)	Percent of Net Assets
Financials	2.38%
Industrials	2.05
Information Technology	4.86
Materials	0.01
Total U.S. Common Stocks	12.94
U.S. Preferred Stock
Financials	0.09
Total U.S. Preferred Stock	0.09
Closed-End Fund	0.15
Commodity	1.18
U.S. Corporate Bonds
Consumer Discretionary	6.08
Consumer Staples	2.55
Energy	5.52
Financials	1.45
Industrials	2.47
Materials	0.20
Telecommunication Services	3.35
Total U.S. Corporate Bonds	21.62
International Corporate Bonds
Consumer Discretionary	0.64
Energy	1.03
Financials	1.08
Industrials	1.51
Information Technology	0.83
Materials	4.06
Telecommunication Services	0.84
Total International Corporate Bonds	9.99
International Government Bonds
Government Issues	1.27
Total International Government Bonds	1.27
Term Loans	6.31
Commercial Paper
International Commercial Paper	6.54
U.S. Commercial Paper	1.55
Total Commercial Paper	8.09
Total Investments	99.72%

See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle High Yield Fund

Fund Overview

Data as of April 30, 2015 (unaudited)

Investment Objective

First Eagle High Yield Fund seeks to provide investors with a high level of current income. To pursue this objective, the Fund normally invests at least 80% of its net assets in high yield, below investment-grade instruments.

Average Annual Returns^ (%)		One-Year	Five-Years	Since Inception (11/19/07)
First Eagle High Yield Fund	Class I	1.09	7.44	10.40
Barclays U.S. Corporate High Yield Bond Index		2.58	8.35	8.85

Asset Allocation* (%)

Countries** (%)

United States	70.04
Canada	7.04
Sweden	2.10
France	2.02
Australia	2.01
United Kingdom	1.80
Bermuda	1.78
Netherlands	1.74
South Africa	1.12
Hong Kong	1.03
Israel	0.94
Luxembourg	0.14
Norway	0.06

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

*  Asset Allocation and Countries percentages are based on total investments in the portfolio.

**Country allocations reflect country of the issuer (not currency of issue) and exclude short term investments. Bonds of non-U.S. issuers may be U.S. dollar denominated.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle High Yield Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

Class I Shares require $1mm minimum investment and are offered without sales charge. Performance information is for Class I Shares and assumes all distributions have been reinvested and if a sales charge was included values would be lower. Had fees not been waived and/or expenses reimbursed, the performance would have been lower.

The Barclays U.S. Corporate High Yield Bond Index is composed of fixed-rate, publicly issued, non-investment grade debt, is unmanaged, with dividends reinvested, and is not available for purchase. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The index is presented here for comparison purposes only. One cannot invest directly in an index.

Top 10 Holdings* (%)

Bi-Lo LLC (Supermarket chain)	1.75
Roundy's Supermarkets, Inc. Term Loan B (Grocery retailer)	1.73
Bon-Ton Department Stores, Inc. (U.S. retail store company)	1.62
Sprint Corporation (Wireless telecommunications)	1.62
ACCO Brands Corporation (Office equipment & supplies)	1.56
American Achievement Corporation (Distributor of commemorative products)	1.55
Drill Rigs Holdings, Inc. (Energy transportation)	1.54
Kemet Corporation (Capacitors manufacturer)	1.54
Frontier Communications Corporation (Communications & cable provider)	1.53
JC Penney Corporation, Inc.	1.51
Total	15.95

*Holdings in cash, commercial paper and other short term cash equivalents have been excluded.

Percentages are based on total net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle High Yield Fund | Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
Bonds — 75.15%
U.S. Corporate Bonds — 53.59%
$13,509,000	ACCO Brands Corporation 6.75% due 04/30/20 (a)	$13,796,131	$14,285,767
14,283,000	American Achievement Corporation 10.875% due 04/15/16 (b)	14,414,925	14,211,585
2,909,000	American Axle & Manufacturing, Inc. 6.25% due 03/15/21	2,909,000	3,076,268
3,278,000	American Axle & Manufacturing, Inc. 6.625% due 10/15/22	3,312,652	3,499,265
3,763,000	Antero Resources Corporation 5.375% due 11/01/21	3,796,037	3,819,445
8,582,000	Antero Resources Corporation 5.625% due 06/01/23 (b)	8,587,989	8,807,277
3,319,000	Argos Merger Sub, Inc. 7.125% due 03/15/23 (b)	3,319,000	3,493,248
5,156,000	Ashtead Capital, Inc. 6.50% due 07/15/22 (b)	5,447,032	5,545,948
12,218,000	Atlas Energy Holdings Operating Company LLC 7.75% due 01/15/21	12,280,224	9,530,040
4,363,000	Atwood Oceanics, Inc. 6.50% due 02/01/20	4,502,550	4,286,648
5,191,000	Basic Energy Services, Inc. 7.75% due 02/15/19	4,784,004	4,464,260
3,031,000	Basic Energy Services, Inc. 7.75% due 10/15/22	3,031,000	2,470,265
17,861,000	Bi-Lo LLC 8.625% due 09/15/18 (b)(c)	16,202,632	16,030,247
13,288,000	Bi-Lo LLC 9.25% due 02/15/19 (b)	13,703,939	13,670,030
14,881,000	Bon-Ton Department Stores, Inc. 10.625% due 07/15/17	14,672,393	14,881,000
1,644,000	California Resources Corporation 5.50% due 09/15/21	1,341,355	1,565,910
1,606,000	California Resources Corporation 6.00% due 11/15/24	1,286,678	1,517,670
450,000	Carrizo Oil & Gas, Inc. 6.25% due 04/15/23	450,000	457,875
5,450,000	Carrizo Oil & Gas, Inc. 7.50% due 09/15/20	5,474,099	5,762,285

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle High Yield Fund | Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Corporate Bonds — 53.59% (continued)
$2,841,000	CCO Holdings LLC 6.625% due 01/31/22	$2,904,265	$3,036,319
5,760,000	CCO Holdings LLC 7.375% due 06/01/20	6,071,875	6,148,800
9,971,000	CEC Entertainment, Inc. 8.00% due 02/15/22	10,037,492	10,257,666
3,984,000	CenturyLink, Inc. Series 'S' 6.45% due 06/15/21	4,136,417	4,302,720
7,496,000	CenturyLink, Inc. Series 'W' 6.75% due 12/01/23	7,594,648	8,136,983
7,444,000	Citgo Petroleum Corporation 6.25% due 08/15/22 (b)	7,362,491	7,313,730
5,640,000	Claire's Stores, Inc. 9.00% due 03/15/19 (b)	5,816,844	5,062,464
3,707,000	Cloud Peak Energy Resources 6.375% due 03/15/24	3,721,932	3,058,275
7,603,000	CNH Industrial Capital LLC 3.875% due 11/01/15	7,671,449	7,660,022
600,000	Crestwood Midstream Partners L.P. 6.00% due 12/15/20	574,088	618,000
6,755,000	Crestwood Midstream Partners L.P. 6.125% due 03/01/22	6,902,120	7,008,313
6,450,000	DaVita HealthCare Partners, Inc. 5.00% due 05/01/25	6,484,392	6,454,031
12,909,000	DFC Finance Corporation 10.50% due 06/15/20 (b)	12,933,937	10,391,745
16,283,000	Drill Rigs Holdings, Inc. 6.50% due 10/01/17 (b)	16,346,707	14,125,502
9,688,000	DriveTime Automotive Group, Inc. 8.00% due 06/01/21 (b)	9,752,586	9,470,020
3,000,000	EP Energy LLC 9.375% due 05/01/20	3,013,582	3,225,000
1,075,000	Everest Acquisition LLC 6.875% due 05/01/19	1,087,953	1,113,700
1,767,000	Family Tree Escrow LLC 5.75% due 03/01/23 (b)	1,857,559	1,864,185
2,894,000	Frontier Communications Corporation 7.125% due 03/15/19	3,013,577	3,168,930
12,624,000	Frontier Communications Corporation 8.50% due 04/15/20	13,724,917	14,044,200

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle High Yield Fund | Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Corporate Bonds — 53.59% (continued)
$4,574,000	GameStop Corporation 5.50% due 10/01/19 (b)	$4,605,976	$4,739,808
9,907,000	GenCorp, Inc. 7.125% due 03/15/21	10,240,134	10,674,792
7,986,000	Global Partners L.P. 6.25% due 07/15/22	8,059,833	7,906,140
9,566,000	Harland Clarke Holdings Corporation 6.875% due 03/01/20 (b)	9,622,822	9,757,320
8,074,000	HCA, Inc. 3.75% due 03/15/19	8,274,515	8,336,405
5,364,000	Headwaters, Inc. 7.25% due 01/15/19	5,473,972	5,645,610
6,226,000	Huntington Ingalls Industries, Inc. 7.125% due 03/15/21	6,491,837	6,708,515
13,714,000	Kemet Corporation 10.50% due 05/01/18	13,907,105	14,125,420
4,583,000	KLX, Inc. 5.875% due 12/01/22 (b)	4,586,485	4,634,559
10,022,000	Landry's, Inc. 9.375% due 05/01/20 (b)	10,473,929	10,773,650
6,827,000	Magnachip Semiconductor Corporation 6.625% due 07/15/21	6,796,533	5,051,980
1,800,000	Optimas OE Solutions Holding LLC 8.625% due 06/01/21 (b)(d)	1,800,000	1,845,000
1,000,000	Outerwall, Inc. 5.875% due 06/15/21 (b)	926,554	895,000
10,148,000	Outerwall, Inc. 6.00% due 03/15/19	10,147,364	9,995,780
8,674,000	Parker Drilling Company 6.75% due 07/15/22	8,821,110	7,372,900
1,107,000	Parker Drilling Company 7.50% due 08/01/20	1,109,836	993,533
5,564,000	Peabody Energy Corporation 10.00% due 03/15/22 (b)	5,263,161	4,729,400
1,167,000	PHH Corporation 6.375% due 08/15/21	1,163,192	1,153,871
6,020,000	PHH Corporation 7.375% due 09/01/19	6,270,261	6,426,350
980,000	Post Holdings, Inc. 6.75% due 12/01/21 (b)	990,470	993,720

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle High Yield Fund | Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Corporate Bonds — 53.59% (continued)
$11,683,000	Post Holdings, Inc. 7.375% due 02/15/22	$12,176,919	$12,164,924
6,386,000	Radio Systems Corporation 8.375% due 11/01/19 (b)	6,485,612	6,904,863
3,615,000	Rentech Nitrogen Partners L.P. 6.50% due 04/15/21 (b)	3,588,578	3,615,000
3,592,000	Rex Energy Corporation 6.25% due 08/01/22 (b)	3,578,155	2,747,880
6,240,000	Rex Energy Corporation 8.875% due 12/01/20	5,990,023	5,397,600
6,606,000	ROC Finance 12.125% due 09/01/18 (b)	7,060,768	7,126,222
9,508,000	Roundy's Supermarkets, Inc. 10.25% due 12/15/20 (b)	9,548,529	8,509,660
4,720,000	Silgan Holdings, Inc. 5.50% due 02/01/22	4,696,591	4,961,900
5,000,000	Sprint Communications, Inc. 6.00% due 11/15/22	4,919,884	4,737,500
7,500,000	Sprint Communications, Inc. 7.00% due 08/15/20	7,790,093	7,631,250
788,000	Sprint Corporation 7.125% due 06/15/24	788,000	759,435
14,796,000	Sprint Corporation 7.25% due 09/15/21	15,005,149	14,888,475
3,228,000	Taylor Morrison Communities, Inc. 5.875% due 04/15/23 (b)	3,239,601	3,308,700
9,264,000	Taylor Morrison Communities, Inc. 7.75% due 04/15/20 (b)	9,630,804	9,802,516
1,071,000	The Men's Wearhouse, Inc. 7.00% due 07/01/22 (b)	1,110,217	1,140,615
4,833,000	Time, Inc. 5.75% due 04/15/22 (b)	4,833,000	4,733,319
5,436,000	Toys R Us Property Company II 8.50% due 12/01/17	5,468,975	5,531,130
3,450,000	United Rentals North America, Inc. 7.375% due 05/15/20	3,482,664	3,737,351
200,000	United Rentals North America, Inc. 7.625% due 04/15/22	200,000	221,500
341,000	ZF North America Capital, Inc. 4.00% due 04/29/20 (b)	339,092	344,836

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle High Yield Fund | Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Corporate Bonds — 53.59% (continued)
$2,061,000	ZF North America Capital, Inc. 4.50% due 04/29/22 (b)	$2,068,002	$2,067,441
1,110,000	ZF North America Capital, Inc. 4.75% due 04/29/25 (b)	1,099,127	1,118,325
Total U.S. Corporate Bonds		502,445,343	492,045,833
International Corporate Bonds — 21.56%
Australia — 1.99%
9,425,000 USD	Ausdrill Finance PTY Limited 6.875% due 11/01/19 (b)(e)	9,357,528	7,917,000
10,093,000 USD	Nufarm Australia Limited 6.375% due 10/15/19 (b)	10,308,309	10,332,709
		19,665,837	18,249,709
Bermuda — 1.76%
1,707,000 USD	Aircastle Limited 4.625% due 12/15/18	1,707,000	1,788,082
1,000,000 USD	Aircastle Limited 6.75% due 04/15/17	1,058,482	1,077,500
5,825,000 USD	Aircastle Limited 7.625% due 04/15/20	5,990,930	6,807,969
6,900,075 USD	Latina Offshore Limited 8.875% due 07/03/18 (b)(e)(f)	6,992,070	6,520,571
		15,748,482	16,194,122
Canada — 6.97%
11,821,000 USD	Jupiter Resources, Inc. 8.50% due 10/01/22 (b)	11,351,869	10,047,850
8,271,000 USD	Lightstream Resources Limited 8.625% due 02/01/20 (b)	8,123,240	6,410,025
7,528,000 USD	MEG Energy Corporation 7.00% due 03/31/24 (b)	7,652,257	7,454,226
8,651,000 USD	Mood Media Corporation 9.25% due 10/15/20 (b)	8,973,191	7,418,232
6,530,000 USD	New Gold, Inc. 6.25% due 11/15/22 (b)	6,405,658	6,497,350
1,974,000 USD	New Gold, Inc. 7.00% due 04/15/20 (b)	1,993,626	2,065,298
5,186,000 USD	Northern Blizzard Resources, Inc. 7.25% due 02/01/22 (b)	5,188,467	4,952,630
7,056,000 USD	Precision Drilling Corporation 6.50% due 12/15/21	7,182,915	6,932,520

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle High Yield Fund | Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Corporate Bonds — 21.56% (continued)
Canada — 6.97% (continued)
1,251,000 USD	Thompson Creek Metals Company, Inc. 7.375% due 06/01/18	$1,201,507	$1,088,370
8,719,000 USD	Thompson Creek Metals Company, Inc. 9.75% due 12/01/17	8,985,630	9,177,619
2,000,000 USD	Thompson Creek Metals Company, Inc. 12.50% due 05/01/19	2,010,315	1,930,000
		69,068,675	63,974,120
France — 2.00%
5,777,000 USD	Numericable-SFR SAS 6.00% due 05/15/22 (b)	5,874,902	5,925,036
1,031,000 USD	Numericable-SFR SAS 6.25% due 05/15/24 (b)	1,031,000	1,060,652
4,900,000 USD	Rexel SA 5.25% due 06/15/20 (b)	4,871,911	5,132,750
6,005,000 USD	Rexel SA 6.125% due 12/15/19 (b)	6,082,528	6,260,212
		17,860,341	18,378,650
Hong Kong — 1.02%
10,146,517 USD	Neptuno Finance Limited 9.75% due 11/07/19 (b)(e)(f)	10,146,517	9,334,796
Israel — 0.94%
7,999,000 USD	B Communications Limited 7.375% due 02/15/21 (b)	8,258,919	8,584,527
Luxembourg — 0.13%
1,200,000 USD	INEOS Group Holdings SA 6.125% due 08/15/18 (b)	1,226,511	1,227,000
Netherlands — 1.72%
4,683,000 USD	Schaeffler Holding Finance BV 6.875% due 08/15/18 (b)(c)	4,847,632	4,899,589
10,529,000 USD	VTR Finance BV 6.875% due 01/15/24 (b)	10,767,932	10,920,679
		15,615,564	15,820,268
Norway — 0.06%
585,000 USD	Eksportfinans ASA 2.00% due 09/15/15	577,628	586,445
South Africa — 1.11%
9,202,000 USD	AngloGold Ashanti Holdings PLC 8.50% due 07/30/20	9,231,539	10,156,707

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle High Yield Fund | Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Corporate Bonds — 21.56% (continued)
Sweden — 2.08%
8,280,000 USD	Perstorp Holding AB 8.75% due 05/15/17 (b)	$8,395,549	$8,714,700
1,750,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (b)	2,333,692	2,073,061
1,000,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (f)	1,310,196	1,184,607
7,342,000 USD	Stena AB 7.00% due 02/01/24 (b)	7,403,351	7,085,030
		19,442,788	19,057,398
United Kingdom — 1.78%
11,336,000 USD	EnQuest PLC 7.00% due 04/15/22 (b)(e)	10,219,341	8,898,760
800,000 USD	Jaguar Land Rover Automotive PLC 3.50% due 03/15/20 (b)	800,000	802,000
790,000 USD	Jaguar Land Rover Automotive PLC 5.625% due 02/01/23 (b)	790,000	841,350
5,685,000 USD	Virgin Media Secured Finance PLC 5.50% due 01/15/25 (b)	5,692,221	5,812,912
		17,501,562	16,355,022
Total International Corporate Bonds		204,344,363	197,918,764
Total Bonds		706,789,706	689,964,597
Term Loans — 15.71%
United States — 15.71%
1,481,289 USD	Ameriforge Group, Inc., First Lien Term Loan 5.00% due 12/19/19 (e)	1,475,748	1,301,993
6,470,000 USD	Ameriforge Group, Inc., Second Lien Term Loan 8.75% due 12/19/20	6,574,805	5,661,250
6,830,000 USD	BJ's Wholesale Club, Inc., Second Lien Term Loan 8.50% due 03/26/20	6,806,780	6,920,361
9,524,140 USD	Cactus Wellhead LLC 7.00% due 07/31/20 (e)	9,352,461	6,535,941
10,402,000 USD	Caelus Energy Alaska O3 LLC, Second Lien Term Loan 8.75% due 04/15/20	10,221,391	8,711,675

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle High Yield Fund | Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
Term Loans — 15.71% (continued)
United States — 15.71% (continued)
9,299,000 USD	CBAC Borrower LLC, Term Loan B 8.25% due 07/02/20	$9,465,091	$9,194,386
8,324,057 USD	Fortescue Metals Group, Term Loan B 3.75% due 06/30/19	8,290,536	7,537,683
12,916,800 USD	Hostess Brands, Inc. 6.75% due 04/09/20	13,116,859	13,183,209
13,884,820 USD	JC Penney Corporation, Inc., First Lien Term Loan 6.00% due 05/22/18	13,950,295	13,903,218
1,296,000 USD	Jonah Energy LLC, Second Lien Term Loan 7.50% due 05/12/21	1,278,620	1,205,280
5,306,489 USD	OSG Bulk Ships, Inc., Exit Term Loan 5.25% due 08/05/19	5,286,322	5,339,654
5,608,815 USD	Osum Productions Corporation 6.50% due 07/28/20	5,533,142	4,851,625
9,166,730 USD	Payless, Inc., First Lien Term Loan 5.00% due 03/11/21	9,135,488	8,937,562
1,202,000 USD	Payless, Inc., Second Lien Term Loan 8.50% due 03/11/22	1,191,179	1,107,343
6,211,410 USD	ROC Finance 5.00% due 06/20/19	6,027,741	6,167,433
16,394,832 USD	Roundy's Supermarkets, Inc., Term Loan B 5.75% due 03/03/21	16,404,977	15,897,167
10,467,379 USD	True Religion Apparel, Inc., First Lien Term Loan 5.88% due 07/30/19 (e)	10,042,172	9,446,810
7,199,729 USD	Water Pik Technologies, Inc., First Lien Term Loan 5.75% due 07/08/20	7,087,163	7,204,264
927,000 USD	Weight Watchers International, Inc., Term Loan B1 3.18% due 04/02/16	838,935	831,598
10,162,659 USD	Zebra Technologies Corporation, Term Loan B 4.75% due 10/27/21	10,127,760	10,300,262
Total Term Loans		152,207,465	144,238,714

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle High Yield Fund | Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
Commercial Paper — 8.09%
International Commercial Paper — 6.54%
Italy — 3.54%
32,461,000 USD	Eni S.p.A. 0.30% due 05/01/15	$32,461,000	$32,460,802
United Kingdom — 3.00%
27,557,000 USD	Reed Elsevier, Inc. 0.31% due 05/01/15	27,557,000	27,556,831
Total International Commercial Paper		60,018,000	60,017,633
U.S. Commercial Paper — 1.55%
$2,545,000	C.R. Bard, Inc. 0.15% due 05/01/15	2,545,000	2,544,986
11,677,000	McCormick & Company 0.17% due 05/01/15	11,677,000	11,676,935
Total U.S. Commercial Paper		14,222,000	14,221,921
Total Commercial Paper		74,240,000	74,239,554
Total Investments — 98.95%		$933,237,171	908,442,865
Other Assets in Excess of Liabilities — 1.05%			9,598,457
Net Assets — 100.00%			$918,041,322

(a)  At April 30, 2015, all or a portion of the security was segregated to cover collateral requirements for extended trade settlements.

(b)  All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(c)  Payment-in-kind security.

(d)  When-Issued security.

(e)  Security is deemed illiquid. At April 30, 2015, the value of these securities amounted to $49,955,871 or 5.44% of net assets.

(f)  Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At April 30, 2015, cost is substantially identical for both book and federal income tax purposes. Net unrealized depreciation consisted of:

Gross unrealized appreciation	$12,096,224
Gross unrealized depreciation	(36,890,530)
Net unrealized depreciation	$(24,794,306)

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle High Yield Fund | Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Abbreviations used in this schedule include:

PLC  — Public Limited Company

Currencies

EUR  — Euro

USD  — United States Dollar

Foreign Currency Exchange Contracts — Sales

Settlement Dates Through	Foreign Currency To Be Delivered		U.S. $ To Be Received	U.S. $ Value At April 30, 2015	Unrealized Appreciation At April 30, 2015	Unrealized Depreciation At April 30, 2015
05/20/15	6,528,000	Euro	$8,075,641	$7,331,379	$744,262	$—

Foreign Currency Exchange Contracts — Purchases

Settlement Dates Through	Foreign Currency To Be Received		U.S. $ To Be Delivered	U.S. $ Value At April 30, 2015	Unrealized Appreciation At April 30, 2015	Unrealized Depreciation At April 30, 2015
05/20/15	3,698,000	Euro	$4,544,079	$4,153,100	$—	$(390,979)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
U.S. Corporate Bonds
Consumer Discretionary	13.44%
Consumer Staples	6.03
Energy	10.93
Financials	4.54
Health Care	1.61
Industrials	8.30
Materials	0.39
Telecommunication Services	8.35
Total U.S. Corporate Bonds	53.59
International Corporate Bonds
Consumer Discretionary	1.73
Energy	5.58
Financials	1.98
Industrials	1.24
Information Technology	0.76
Materials	5.93
Telecommunication Services	3.57
Utilities	0.77
Total International Corporate Bonds	21.56
Term Loans	15.71

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle High Yield Fund | Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Industry Diversification for Portfolio Holdings (continued)	Percent of Net Assets
Commercial Paper
International Commercial Paper	6.54%
U.S. Commercial Paper	1.55
Total Commercial Paper	8.09
Total Investments	98.95%

See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2015

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First Eagle Fund of America

Fund Overview

Data as of April 30, 2015 (unaudited)

Investment Objective

The First Eagle Fund of America is a non-diversified U.S. equity fund that seeks capital appreciation by investing primarily in domestic stocks and to a lesser extent in debt and foreign equity securities. The Fund has a unique event-driven bias that focuses on identifying companies poised to benefit from change that the market has not yet recognized.

Average Annual Returns (%)		One-Year	Five-Years	Ten-Years
First Eagle Fund of America	Class Y	8.69	14.91	10.38
Standard & Poor's 500 Index		12.98	14.33	8.32

Asset Allocation* (%)

Sector/Industry** (%)

Materials	23.07
Health Care	23.50
Information Technology	21.73
Industrials	16.88
Consumer Discretionary	10.83
Energy	3.30

*  Asset Allocation and Sector/Industry percentages are based on total investments in the portfolio.

**Sector/Industry allocations exclude short term investments and options positions.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Fund of America | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

The Fund's average annual returns shown above are historical and reflect changes in share price, reinvested dividends and is net of expenses.

The Standard & Poor's 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy and is not available for purchase. Although the Standard & Poor's 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also considered a proxy for the total market.

Top 10 Holdings* (%)

Valeant Pharmaceuticals International, Inc. (pharmaceuticals company)	6.78
Sealed Air Corporation (containers & packaging company)	5.25
Actavis PLC (pharmaceutical company)	4.97
Hewlett-Packard Company (technology software, soluctions and services provider)	4.78
Teva Pharmaceutical Industries Limited, ADR (pharmaceutical services)	4.57
Pitney Bowes, Inc. (mail processing equipment and solutions provider)	4.42
Seagate Technology PLC (hard disk drive manufacturer)	4.37
Eastman Chemical Company (chemicals company)	4.04
Lowe's Companies, Inc. (home improvement retailer)	3.92
Wyndham Worldwide Corporation (hotel and resorts)	3.91
Total	47.01

*Holdings in cash, commercial paper and other short term cash equivalents have been excluded.

Percentages are based on total net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Fund of America | Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
Common Stocks — 99.64%
U.S. Common Stocks — 95.76%
Consumer Discretionary — 10.86%
2,170,440	Lowe's Companies, Inc. (a)	$97,336,454	$149,456,499
1,746,830	Wyndham Worldwide Corporation (a)	56,157,984	149,179,282
125,550	AutoZone, Inc. (a)(b)	55,028,095	84,452,463
714,575	Vista Outdoor, Inc. (b)	27,501,644	31,269,802
		236,024,177	414,358,046
Energy — 3.31%
1,594,350	Phillips 66 (a)	129,626,147	126,447,899
Health Care — 23.58%
1,191,832	Valeant Pharmaceuticals International, Inc. (a)(b)	51,686,505	258,544,116
670,095	Actavis PLC (a)(b)	138,086,550	189,543,072
2,884,800	Teva Pharmaceutical Industries Limited, ADR (a)	158,268,671	174,299,616
803,000	Omnicare, Inc. (a)	19,579,118	70,647,940
372,580	United Therapeutics Corporation (a)(b)	46,774,511	59,497,300
3,834,050	Halozyme Therapeutics, Inc. (b)	39,827,946	57,012,323
827,904	Intrexon Corporation (a)(b)	18,640,466	32,147,512
1,793,110	Theravance, Inc. (a)	53,555,036	29,138,037
200,000	Mylan NV (b)	14,675,200	14,452,000
1,063,722	Allscripts Healthcare Solutions, Inc. (b)	13,756,554	14,147,503
		554,850,557	899,429,419
Industrials — 16.94%
7,537,680	Pitney Bowes, Inc. (a)	137,136,679	168,617,901
3,011,990	Delta Air Lines, Inc. (a)	133,691,543	134,455,234
8,214,259	Graphic Packaging Holding Company	101,243,834	115,821,052
1,683,252	Avis Budget Group, Inc. (a)(b)	42,882,264	91,131,263
2,690,480	Hertz Global Holdings, Inc. (b)	71,166,514	56,069,603
505,840	Visteon Corporation (b)	50,759,551	51,292,176
296,605	United Rentals, Inc. (a)(b)	28,863,473	28,646,111
		565,743,858	646,033,340
Information Technology — 21.80%
5,525,885	Hewlett-Packard Company (a)	124,667,512	182,188,428
2,833,860	Seagate Technology PLC (a)	80,644,111	166,404,259

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Fund of America | Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
U.S. Common Stocks — 95.76% (continued)
Information Technology — 21.80% (continued)
1,966,020	SanDisk Corporation (a)	$149,930,061	$131,605,379
2,291,290	AOL, Inc. (a)(b)	64,142,964	91,422,471
2,043,490	Lexmark International, Inc., Class 'A' (a)	77,975,274	90,710,521
2,680,605	Micron Technology, Inc. (a)(b)	88,407,534	75,405,419
867,915	Motorola Solutions, Inc. (a)	43,857,226	51,857,921
862,700	Microsoft Corporation (a)	37,166,447	41,961,728
		666,791,129	831,556,126
Materials — 19.27%
4,387,485	Sealed Air Corporation (a)	126,477,509	200,069,316
2,021,560	Eastman Chemical Company	75,380,202	154,083,303
1,469,530	WR Grace & Company (a)(b)	96,228,399	142,132,942
3,987,150	Masco Corporation (a)	95,340,148	105,619,603
801,325	Valspar Corporation (a)	18,957,022	64,987,458
256,000	Air Products & Chemicals, Inc. (a)	38,335,636	36,718,080
220,235	Martin Marietta Materials, Inc. (a)	30,438,362	31,416,523
		481,157,278	735,027,225
Total U.S. Common Stocks		2,634,193,146	3,652,852,055
International Common Stock — 3.88%
Netherlands — 3.88%
1,428,100	LyondellBasell Industries NV, Class 'A' (a)	105,746,234	147,836,912
Total Common Stocks		2,739,939,380	3,800,688,967
Investment Company — 0.69%
26,333,931	State Street Institutional U.S. Government Money Market Fund, Institutional Class	26,333,931	26,333,931
Total Investment Portfolio Excluding Options Written — 100.33% (Cost: $2,766,273,311)			$3,827,022,898

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Fund of America | Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Contracts	Description	Strike Price	Expiration Date	Value (Note 1)
Covered Call Options Written — (0.43)%
718	Actavis PLC	$310.00	June 2015	$(202,476)
329	Air Products & Chemicals, Inc.	145.00	June 2015	(105,938)
64	AOL, Inc.	45.00	July 2015	(5,760)
284	AutoZone, Inc.	700.00	June 2015	(259,860)
1,253	Avis Budget Group, Inc.	57.50	June 2015	(162,890)
1,495	Delta Air Lines, Inc.	45.00	May 2015	(165,945)
588	Delta Air Lines, Inc.	46.00	May 2015	(42,924)
826	Delta Air Lines, Inc.	47.00	June 2015	(107,380)
452	Delta Air Lines, Inc.	48.00	September 2015	(117,520)
216	Hewlett-Packard Company	34.00	June 2015	(19,440)
292	Intrexon Corporation	45.00	July 2015	(67,160)
358	Lexmark International, Inc., Class 'A'	44.00	July 2015	(77,865)
440	Lexmark International, Inc., Class 'A'	45.00	July 2015	(74,800)
1,056	Lowe's Companies, Inc.	70.00	June 2015	(215,424)
1,023	LyondellBasell Industries NV, Class 'A'	100.00	September 2015	(859,320)
1,239	Martin Marietta Materials, Inc.	140.00	May 2015	(631,890)
273	Martin Marietta Materials, Inc.	145.00	June 2015	(109,200)
340	Masco Corporation	27.00	May 2015	(11,900)
1,994	Masco Corporation	27.00	July 2015	(179,460)
885	Micron Technology, Inc.	29.00	June 2015	(77,880)
289	Micron Technology, Inc.	30.00	June 2015	(16,184)
2,082	Micron Technology, Inc.	30.00	July 2015	(201,954)
6,329	Microsoft Corporation	48.00	August 2015	(1,544,276)
529	Motorola Solutions, Inc.	60.00	May 2015	(68,770)
280	Motorola Solutions, Inc.	60.00	June 2015	(46,200)
1,606	Omnicare, Inc.	85.00	May 2015	(690,580)
1,407	Omnicare, Inc.	90.00	June 2015	(478,380)
971	Phillips 66	80.00	May 2015	(112,636)
235	Phillips 66	82.50	May 2015	(8,695)
2,328	Phillips 66	82.50	August 2015	(649,512)

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Fund of America | Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Contracts	Description	Strike Price	Expiration Date	Value (Note 1)
Covered Call Options Written — (0.43)% (continued)
568	Pitney Bowes, Inc.	$23.00	July 2015	$(28,400)
2,429	Pitney Bowes, Inc.	24.00	July 2015	(72,870)
274	SanDisk Corporation	70.00	July 2015	(69,322)
1,442	Seagate Technology PLC	57.50	May 2015	(288,400)
2,909	Seagate Technology PLC	57.50	June 2015	(843,610)
1,019	Sealed Air Corporation	48.00	July 2015	(86,615)
975	Teva Pharmaceutical Industries Limited	62.50	June 2015	(146,250)
1,122	Theravance, Inc.	18.00	June 2015	(204,765)
1,219	United Rentals, Inc.	100.00	June 2015	(249,895)
586	United Therapeutics Corporation	185.00	August 2015	(251,980)
1,365	Valeant Pharmaceuticals International, Inc.	170.00	June 2015	(6,463,275)
73	Valspar Corporation	85.00	May 2015	(1,095)
231	WR Grace & Company	97.50	June 2015	(56,595)
478	Wyndham Worldwide Corporation	87.50	June 2015	(78,870)
1,120	Wyndham Worldwide Corporation	90.00	June 2015	(168,000)
Total Covered Call Options Written (Premiums Received: $12,799,832)				(16,322,161)
Total Investments — 99.90% (Cost: $2,753,473,479)				3,810,700,737
Other Assets in Excess of Liabilities — 0.10%				3,909,967
Net Assets — 100.00%				$3,814,610,704

(a)  At April 30, 2015, all or a portion of this security was segregated to cover collateral requirement for options.

(b)  Non-income producing security/commodity.

At April 30, 2015, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,139,577,152
Gross unrealized depreciation	(82,349,894)
Net unrealized appreciation	$1,057,227,258

Abbreviations used in this schedule include:

ADR  — American Depositary Receipt

PLC  — Public Limited Company

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Fund of America | Schedule of Investments | Six-Month Period Ended April 30, 2015 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
U.S. Common Stocks
Consumer Discretionary	10.86%
Energy	3.31
Health Care	23.58
Industrials	16.94
Information Technology	21.80
Materials	19.27
Total U.S. Common Stocks	95.76
International Common Stock
Materials	3.88
Investment Company	0.69
Covered Call Options Written	(0.43)
Total Investments	99.90%

See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2015

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Statements of Assets and Liabilities

	First Eagle Global Fund*	First Eagle Overseas Fund*
Assets
Investments, at Cost (Note 1)
Unaffiliated issuers	$35,578,087,213	$10,910,335,124
Affiliated issuers	1,964,052,980	354,987,972
Gold bullion	2,653,554,867	530,669,189
Silver bullion	—	—
Foreign currency	18,715,050	9,354,169
Total Investments, at Cost	40,214,410,110	11,805,346,454
Investments, at Value (Note 1)
Unaffiliated issuers	45,338,683,538	13,535,561,617
Affiliated issuers	2,725,873,130	548,321,714
Gold bullion	3,053,331,518	780,893,604
Silver bullion	—	—
Foreign currency	18,715,050	9,354,182
Total Investments, at Value	51,136,603,236	14,874,131,117
Cash	40,891	—
Receivable for forward currency contracts held, at value (Note 1)	9,187,040	7,124,424
Receivable for investment securities sold	32,729,593	11,006,180
Receivable for Fund shares sold	77,640,761	26,010,314
Accrued interest and dividends receivable	113,278,535	58,495,831
Investment for trustee deferred compensation plan (Note 2)	2,552,530	2,178,484
Other assets	88,764	40,627
Total Assets	51,372,121,350	14,978,986,977
Liabilities
Payable for Fund shares redeemed	64,439,149	16,823,839
Payable for investment securities purchased	102,779,090	22,075,935
Payable for forward currency contracts held, at value (Note 1)	14,015,737	6,876,183
Investment advisory fees payable (Note 2)	31,505,371	9,128,641
Distribution fees payable (Note 3)	11,319,557	1,638,912
Services fees payable (Note 3)	2,557,561	226,103
Trustee deferred compensation plan (Note 2)	2,552,530	2,178,484
Administrative fees payable (Note 2)	750,000	358,015
Due to custodian	—	713,025
Trustee fees payable	59,401	25,061
Accrued expenses and other liabilities	28,014,545	10,302,481
Total Liabilities	257,992,941	70,346,679
Net Assets	$51,114,128,409	$14,908,640,298
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$939,100	$624,968
Capital surplus	39,890,542,514	11,944,391,436
Net unrealized appreciation (depreciation) on:
Investments (net of $9,697,697, $4,120,804, $0, and $0 deferred capital gain country tax, respectively)	10,912,495,429	3,064,663,846
Foreign currency and forward contract related translation	(7,130,251)	(926,927)
Undistributed net realized gains (losses) on investments	744,301,386	328,152,335
Undistributed net investment income (loss)	(427,019,769)	(428,265,360)
Net Assets	$51,114,128,409	$14,908,640,298

First Eagle Funds | Semi-Annual Report | April 30, 2015

April 30, 2015 (unaudited)

	First Eagle U.S. Value Fund*	First Eagle Gold Fund*
Assets
Investments, at Cost (Note 1)
Unaffiliated issuers	$2,007,219,952	$1,015,970,535
Affiliated issuers	39,015,758	—
Gold bullion	179,841,016	113,035,708
Silver bullion	—	40,781,806
Foreign currency	36	127,020
Total Investments, at Cost	2,226,076,762	1,169,915,069
Investments, at Value (Note 1)
Unaffiliated issuers	2,687,147,822	843,338,900
Affiliated issuers	34,441,546	—
Gold bullion	178,004,446	195,548,135
Silver bullion	—	34,189,875
Foreign currency	36	127,020
Total Investments, at Value	2,899,593,850	1,073,203,930
Cash	4,932	9,369
Receivable for forward currency contracts held, at value (Note 1)	—	—
Receivable for investment securities sold	59,107,083	6,520,610
Receivable for Fund shares sold	1,805,390	3,301,433
Accrued interest and dividends receivable	2,050,084	1,337,449
Investment for trustee deferred compensation plan (Note 2)	1,528,076	144,788
Other assets	22,990	18,413
Total Assets	2,964,112,405	1,084,535,992
Liabilities
Payable for Fund shares redeemed	6,331,809	1,295,321
Payable for investment securities purchased	5,969,440	—
Payable for forward currency contracts held, at value (Note 1)	—	—
Investment advisory fees payable (Note 2)	1,841,247	650,951
Distribution fees payable (Note 3)	660,580	214,081
Services fees payable (Note 3)	140,093	37,866
Trustee deferred compensation plan (Note 2)	1,528,076	144,788
Administrative fees payable (Note 2)	169,500	115,075
Due to custodian	—	—
Trustee fees payable	4,421	5,121
Accrued expenses and other liabilities	1,419,941	1,177,616
Total Liabilities	18,065,107	3,640,819
Net Assets	$2,946,047,298	$1,080,895,173
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$144,596	$72,534
Capital surplus	2,129,069,347	1,579,888,664
Net unrealized appreciation (depreciation) on:
Investments (net of $9,697,697, $4,120,804, $0, and $0 deferred capital gain country tax, respectively)	673,517,088	(96,711,139)
Foreign currency and forward contract related translation	—	(185)
Undistributed net realized gains (losses) on investments	132,990,498	(331,485,203)
Undistributed net investment income (loss)	10,325,769	(70,869,498)
Net Assets	$2,946,047,298	$1,080,895,173

First Eagle Funds | Semi-Annual Report | April 30, 2015

Statements of Assets and Liabilities (continued)

	First Eagle Global Fund*		First Eagle Overseas Fund*
Class A
Net assets	$17,724,350,877		$4,680,237,090
Shares outstanding	324,375,579		198,187,468
Net asset value per share and redemption proceeds per share	$54.64		$23.62
Offering price per share (NAV per share plus maximum sales charge)**	$57.52	(1)	$24.86	(1)
Class C
Net assets	$12,446,414,564		$1,108,795,337
Shares outstanding	233,249,756		48,449,711
Net asset value per share	$53.36		$22.89
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(2)	$52.83		$22.66
Class I
Net assets	$20,943,362,968		$9,119,607,871
Shares outstanding	381,474,249		378,331,302
Net asset value per share and redemption proceeds per share	$54.90		$24.10

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

**  A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

(1)  The maximum sales charge is 5.00% for Class A shares. Classes C, I and Y have no front-end sales charges.

(2)  The maximum CDSC (Contingent Deferred Sales Charge) is 1.00% for Class C shares, which is charged on the lesser of the offering price or the net asset value at the time of sale by shareholder. This pertains to investments of one year or less.

See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2015

April 30, 2015 (unaudited)

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
Class A
Net assets	$1,156,232,102		$501,321,457
Shares outstanding	56,823,242		33,542,370
Net asset value per share and redemption proceeds per share	$20.35		$14.95
Offering price per share (NAV per share plus maximum sales charge)**	$21.42	(1)	$15.74	(1)
Class C
Net assets	$674,117,014		$188,816,911
Shares outstanding	33,670,334		13,291,648
Net asset value per share	$20.02		$14.21
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(2)	$19.82		$14.07
Class I
Net assets	$1,115,698,182		$390,756,805
Shares outstanding	54,102,827		25,700,411
Net asset value per share and redemption proceeds per share	$20.62		$15.20

First Eagle Funds | Semi-Annual Report | April 30, 2015

Statements of Assets and Liabilities (continued)

	First Eagle Global Income Builder Fund	First Eagle High Yield Fund
Assets
Investments, at Cost (Note 1)
Unaffiliated issuers	$1,274,585,720	$933,237,171
Gold bullion	16,990,468	—
Foreign currency	834,877	—
Total Investments, at Cost	1,292,411,065	933,237,171
Investments, at Value (Note 1)
Unaffiliated issuers	1,288,602,158	908,442,865
Gold bullion	15,426,428	—
Foreign currency	834,905	—
Total Investments, at Value	1,304,863,491	908,442,865
Cash	37,979	239,311
Receivable for forward currency contracts held, at value (Note 1)	970,854	744,262
Receivable for investment securities sold	1,789,883	2,491,200
Receivable for premiums for written options	—	—
Receivable for Fund shares sold	3,409,802	1,769,063
Accrued interest and dividends receivable	10,480,123	13,450,490
Investment for trustee deferred compensation plan (Note 2)	183,654	174,682
Other assets	10,582	7,287
Total Assets	1,321,746,368	927,319,160
Liabilities
Option contracts written, at value (premiums received $0, $0 and $12,799,832, respectively) (Note 1)	—	—
Payable for Fund shares redeemed	1,723,855	2,252,714
Payable for investment securities purchased	5,655,728	4,516,532
Payable for forward currency contracts held, at value (Note 1)	392,067	390,979
Payable for dividends to shareholders	4,338,622	841,234
Investment advisory fees payable (Note 2)	803,324	522,671
Distribution fees payable (Note 3)	335,226	139,636
Services fees payable (Note 3)	82,038	32,401
Trustee deferred compensation plan (Note 2)	183,654	174,682
Administrative fees payable (Note 2)	53,555	—
Trustee fees payable	1,730	3,201
Accrued expenses and other liabilities	477,490	403,788
Total Liabilities	14,047,289	9,277,838
Net Assets	$1,307,699,079	$918,041,322
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$115,722	$94,899
Capital surplus	1,300,943,804	948,885,160
Net unrealized appreciation on:
Investments	12,452,398	(24,794,306)
Foreign currency and forward contract related translation	536,438	350,241
Written options	—	—
Undistributed net realized losses on investments	(4,037,433)	(6,019,265)
Undistributed net investment loss	(2,311,850)	(475,407)
Net Assets	$1,307,699,079	$918,041,322

First Eagle Funds | Semi-Annual Report | April 30, 2015

April 30, 2015 (unaudited)

First Eagle Fund of America
Assets
Investments, at Cost (Note 1)
Unaffiliated issuers	$2,766,273,311
Gold bullion	—
Foreign currency	—
Total Investments, at Cost	2,766,273,311
Investments, at Value (Note 1)
Unaffiliated issuers	3,827,022,898
Gold bullion	—
Foreign currency	—
Total Investments, at Value	3,827,022,898
Cash	—
Receivable for forward currency contracts held, at value (Note 1)	—
Receivable for investment securities sold	10,399,337
Receivable for premiums for written options	654,687
Receivable for Fund shares sold	8,187,479
Accrued interest and dividends receivable	3,175,370
Investment for trustee deferred compensation plan (Note 2)	2,293,629
Other assets	11,573
Total Assets	3,851,744,973
Liabilities
Option contracts written, at value (premiums received $0, $0 and $12,799,832, respectively) (Note 1)	16,322,161
Payable for Fund shares redeemed	3,277,553
Payable for investment securities purchased	9,764,744
Payable for forward currency contracts held, at value (Note 1)	—
Payable for dividends to shareholders	—
Investment advisory fees payable (Note 2)	2,991,811
Distribution fees payable (Note 3)	869,131
Services fees payable (Note 3)	155,971
Trustee deferred compensation plan (Note 2)	2,293,629
Administrative fees payable (Note 2)	189,085
Trustee fees payable	1,751
Accrued expenses and other liabilities	1,268,433
Total Liabilities	37,134,269
Net Assets	$3,814,610,704
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$103,624
Capital surplus	2,778,266,289
Net unrealized appreciation on:
Investments	1,060,749,587
Foreign currency and forward contract related translation	—
Written options	(3,522,329)
Undistributed net realized losses on investments	(19,470,640)
Undistributed net investment loss	(1,515,827)
Net Assets	$3,814,610,704

First Eagle Funds | Semi-Annual Report | April 30, 2015

Statements of Assets and Liabilities (continued)

	First Eagle Global Income Builder Fund		First Eagle High Yield Fund
Class A
Net assets	$436,300,011		$207,750,082
Shares outstanding	38,544,780		21,470,514
Net asset value per share and redemption proceeds per share	$11.32		$9.68
Offering price per share (NAV per share plus maximum sales charge)*	$11.92	(1)	$10.14	(2)
Class C
Net assets	$401,851,931		$157,551,025
Shares outstanding	35,596,646		16,300,255
Net asset value per share	$11.29		$9.67
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(3)	$11.18		$9.57
Class I
Net assets	$469,547,137		$552,740,215
Shares outstanding	41,580,075		57,127,985
Net asset value per share and redemption proceeds per share	$11.29		$9.68
Class Y
Net assets	$—		$—
Shares outstanding	—		—
Net asset value per share and redemption proceeds per share	—		—

*  A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

(1)  The maximum sales charge is 5.00% for Class A shares. Classes C, I and Y have no front-end sales charges.

(2)  The maximum sales charge is 4.50% for Class A shares. Classes C, I and Y have no front-end sales charges.

(3)  The maximum CDSC (Contingent Deferred Sales Charge) is 1.00% for Class C shares, which is charged on the lesser of the offering price or the net asset value at the time of sale by shareholder. This pertains to investments of one year or less.

See Notes to Financial Statements.
First Eagle Funds | Semi-Annual Report | April 30, 2015

April 30, 2015 (unaudited)

	First Eagle Fund of America
Class A
Net assets	$1,393,539,434
Shares outstanding	36,835,225
Net asset value per share and redemption proceeds per share	$37.83
Offering price per share (NAV per share plus maximum sales charge)*	$39.82	(1)
Class C
Net assets	$759,086,618
Shares outstanding	23,786,497
Net asset value per share	$31.91
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(3)	$31.59
Class I
Net assets	1,110,379,776
Shares outstanding	28,730,218
Net asset value per share and redemption proceeds per share	$38.65
Class Y
Net assets	$551,604,876
Shares outstanding	14,271,667
Net asset value per share and redemption proceeds per share	$38.65

First Eagle Funds | Semi-Annual Report | April 30, 2015

Statements of Operations

	First Eagle Global Fund*	First Eagle Overseas Fund*
Investment Income
Interest	$17,074,467	$8,432,412
Dividends from: (net of $23,972,199, $13,641,234, $324,885, and $367,286, foreign taxes withheld, respectively)
Unaffiliated issuers	337,425,776	110,054,728
Affiliated issuers	38,342,275	2,083,748
Other Income	148	2
Total Income	392,842,666	120,570,890
Expenses
Investment advisory fees (Note 2)	187,977,472	53,502,005
Administrative costs (Note 2)	1,536,717	586,948
Distribution fees (Note 3)
Class A	21,902,506	5,658,657
Class C	45,911,527	3,993,609
Service fees - Class C (Note 3)	15,303,843	1,331,203
Shareholder servicing agent fees	19,129,690	6,883,705
Custodian and accounting fees	2,645,315	1,359,491
Professional fees	333,040	144,981
Shareholder reporting fees	1,703,210	662,641
Trustees' fees	454,399	134,391
Registration and filing fees	595,128	159,099
Other Expenses	283,223	104,162
Total Expenses	297,776,070	74,520,892
Expense reductions due to earnings credits (Note 1)	(1,439)	(313)
Net Expenses	297,774,631	74,520,579
Net Investment Income (Loss) (Note 1)	95,068,035	46,050,311
Realized and Unrealized Gains (Losses) on Investments, Foreign Currency Related Transactions and Written Options (Note 1)
Net realized gains (losses) from:
Investment transactions of unaffiliated issuers	530,337,589	256,047,762
Investment transactions of affiliated issuers	71,034,922	(1,279,524)
Commodity related transactions	—	—
Foreign currency and forward contract related transactions	362,505,433	194,098,180
Written options	3,218,280	—
	967,096,224	448,866,418
Changes in unrealized appreciation (depreciation) of:
Investment transactions (net of decrease in deferred capital gain country tax accruals of $2,305,796, $989,736, $0, and $0, respectively)	1,439,645,278	596,422,226
Foreign currency and forward contract related translation	(195,607,563)	(103,023,670)
Written options	(842,823)	—
	1,243,194,892	493,398,556
Net realized and unrealized gains (losses) on investments, foreign currency and forward contract related transactions and written options	2,210,291,116	942,264,974
Net Increase in Net Assets Resulting from Operations	$2,305,359,151	$988,315,285

* First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2015

April 30, 2015 (unaudited)

	First Eagle U.S. Value Fund*	First Eagle Gold Fund*
Investment Income
Interest	$578,362	$900,512
Dividends from: (net of $23,972,199, $13,641,234, $324,885, and $367,286, foreign taxes withheld, respectively)
Unaffiliated issuers	23,624,034	3,314,471
Affiliated issuers	715,049	—
Other Income	—	—
Total Income	24,917,445	4,214,983
Expenses
Investment advisory fees (Note 2)	11,496,698	3,986,128
Administrative costs (Note 2)	218,483	135,632
Distribution fees (Note 3)
Class A	1,495,610	610,475
Class C	2,607,204	712,889
Service fees - Class C (Note 3)	869,068	237,630
Shareholder servicing agent fees	1,455,023	1,168,940
Custodian and accounting fees	134,483	219,553
Professional fees	70,771	90,138
Shareholder reporting fees	127,786	118,374
Trustees' fees	32,307	15,218
Registration and filing fees	76,925	75,839
Other Expenses	43,300	36,004
Total Expenses	18,627,658	7,406,820
Expense reductions due to earnings credits (Note 1)	(146)	(121)
Net Expenses	18,627,512	7,406,699
Net Investment Income (Loss) (Note 1)	6,289,933	(3,191,716)
Realized and Unrealized Gains (Losses) on Investments, Foreign Currency Related Transactions and Written Options (Note 1)
Net realized gains (losses) from:
Investment transactions of unaffiliated issuers	132,698,651	(94,323,209)
Investment transactions of affiliated issuers	—	—
Commodity related transactions	—	23,071,193
Foreign currency and forward contract related transactions	(7,977)	3,235
Written options	360,098	—
	133,050,772	(71,248,781)
Changes in unrealized appreciation (depreciation) of:
Investment transactions (net of decrease in deferred capital gain country tax accruals of $2,305,796, $989,736, $0, and $0, respectively)	(56,666,083)	180,657,499
Foreign currency and forward contract related translation	2	(185)
Written options	(93,647)	—
	(56,759,728)	180,657,314
Net realized and unrealized gains (losses) on investments, foreign currency and forward contract related transactions and written options	76,291,044	109,408,533
Net Increase in Net Assets Resulting from Operations	$82,580,977	$106,216,817

First Eagle Funds | Semi-Annual Report | April 30, 2015

Statements of Operations (continued)

	First Eagle Global Income Builder Fund	First Eagle High Yield Fund
Investment Income
Interest	$16,199,013	$32,708,034
Dividends from: (net of $927,508, $0 and $231,433, foreign taxes withheld, respectively)
Unaffiliated issuers	11,984,642	—
Other Income	—	77,925
Total Income	28,183,655	32,785,959
Expenses
Investment advisory fees (Note 2)	4,798,935	3,326,503
Administrative costs/fees (Note 2)	319,929	18,056
Distribution fees (Note 3)
Class A	537,519	267,651
Class C	1,444,693	616,333
Class Y	—	—
Service fees - Class C (Note 3)	481,564	205,444
Shareholder servicing agent fees	355,181	407,242
Custodian and accounting fees	222,268	97,921
Professional fees	50,861	57,558
Shareholder reporting fees	74,572	47,965
Trustees' fees	12,127	10,860
Recoupment of previously reimbursed expenses	26,872	21
Registration and filing fees	155,660	79,821
Other Expenses	30,751	29,883
Total Expenses	8,510,932	5,165,258
Expense reductions due to earnings credits (Note 1)	(53)	(23)
Net Expenses	8,510,879	5,165,235
Net Investment Income (Note 1)	19,672,776	27,620,724
Realized and Unrealized Gains (Losses) on Investments, Foreign Currency Related Transactions and Written Options (Note 1)
Net realized gains (losses) from:
Investment transactions of unaffiliated issuers	(7,831,964)	(5,988,512)
Foreign currency and forward contract related transactions	7,759,665	1,368,301
Written options	23,296	—
	(49,003)	(4,620,211)
Changes in unrealized appreciation (depreciation) of:
Investment transactions	11,893,165	(20,272,078)
Foreign currency and forward contract related translation	(3,424,282)	(942,795)
Written options	—	—
	8,468,883	(21,214,873)
Net realized and unrealized gains (losses) on investments, foreign currency and forward contract related transactions and written options	8,419,880	(25,835,084)
Net Increase in Net Assets Resulting from Operations	$28,092,656	$1,785,640

See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2015

April 30, 2015 (unaudited)

First Eagle Fund of America
Investment Income
Interest	$38,546
Dividends from: (net of $927,508, $0 and $231,433, foreign taxes withheld, respectively)
Unaffiliated issuers	26,971,495
Other Income	—
Total Income	27,010,041
Expenses
Investment advisory fees (Note 2)	17,082,603
Administrative costs/fees (Note 2)	238,495
Distribution fees (Note 3)
Class A	1,632,383
Class C	2,644,032
Class Y	680,250
Service fees - Class C (Note 3)	881,344
Shareholder servicing agent fees	1,510,705
Custodian and accounting fees	95,206
Professional fees	94,663
Shareholder reporting fees	131,768
Trustees' fees	28,779
Recoupment of previously reimbursed expenses	—
Registration and filing fees	162,719
Other Expenses	39,883
Total Expenses	25,222,830
Expense reductions due to earnings credits (Note 1)	(138)
Net Expenses	25,222,692
Net Investment Income (Note 1)	1,787,349
Realized and Unrealized Gains (Losses) on Investments, Foreign Currency Related Transactions and Written Options (Note 1)
Net realized gains (losses) from:
Investment transactions of unaffiliated issuers	17,650,591
Foreign currency and forward contract related transactions	—
Written options	(6,901,856)
10,748,735
Changes in unrealized appreciation (depreciation) of:
Investment transactions	183,468,995
Foreign currency and forward contract related translation	—
Written options	2,567,136
186,036,131
Net realized and unrealized gains (losses) on investments, foreign currency and forward contract related transactions and written options	196,784,866
Net Increase in Net Assets Resulting from Operations	$198,572,215

First Eagle Funds | Semi-Annual Report | April 30, 2015

Statements of Changes in Net Assets

	First Eagle Global Fund*		First Eagle Overseas Fund*
	Six-Months Ended April 30, 2015 (unaudited)	Year Ended October 31, 2014	Six-Months Ended April 30, 2015 (unaudited)	Year Ended October 31, 2014
Operations
Net investment income (loss)	$95,068,035	$219,767,278	$46,050,311	$102,793,946
Net realized gain (loss) from investments, foreign currency and forward contract related transactions and written options	967,096,224	1,922,182,508	448,866,418	420,600,201
Change in unrealized appreciation (depreciation) of investments, foreign currency and forward contract related transactions and written options	1,243,194,892	(59,489,578)	493,398,556	(378,794,138)
Net increase (decrease) in net assets resulting from operations	2,305,359,151	2,082,460,208	988,315,285	144,600,009
Distribution to Shareholders
Dividends paid from net investment income
Class A	(94,351,685)	(227,398,267)	(46,032,316)	(112,591,725)
Class C	—	(61,824,068)	(3,667,856)	(14,323,784)
Class I	(163,763,434)	(224,726,363)	(92,281,699)	(155,602,855)
Distributions paid from net realized gains from investment transactions
Class A	(760,954,296)	(615,281,136)	(169,970,080)	(232,225,033)
Class C	(543,612,968)	(381,040,149)	(41,124,624)	(45,536,166)
Class I	(875,458,228)	(508,789,469)	(317,655,154)	(285,819,836)
Decrease in net assets resulting from distributions	(2,438,140,611)	(2,019,059,452)	(670,731,729)	(846,099,399)
Fund Share Transactions (Note 6)
Net proceeds from shares sold	4,247,584,178	12,375,187,925	1,569,243,955	4,358,933,849
Net asset value of shares issued for reinvested dividends and distributions	1,946,643,999	1,598,705,920	571,710,587	715,496,649
Cost of shares redeemed	(5,412,728,959)	(9,572,509,685)	(2,090,824,511)	(4,242,187,741)
Redemption Fees	—	—	—	—
Increase (decrease) in net assets from Fund share transactions	781,499,218	4,401,384,160	50,130,031	832,242,757
Net increase (decrease) in net assets	648,717,758	4,464,784,916	367,713,587	130,743,367
Net Assets (Note 1)
Beginning of period	50,465,410,651	46,000,625,735	14,540,926,711	14,410,183,344
End of period	$51,114,128,409	$50,465,410,651	$14,908,640,298	$14,540,926,711
Undistributed net investment income (loss)	$(427,019,769)	$(263,972,685)	$(428,265,360)	$(332,333,800)

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2015

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
	Six-Months Ended April 30, 2015 (unaudited)	Year Ended October 31, 2014	Six-Months Ended April 30, 2015 (unaudited)	Year Ended October 31, 2014
Operations
Net investment income (loss)	$6,289,933	$17,273,321	$(3,191,716)	$(7,891,057)
Net realized gain (loss) from investments, foreign currency and forward contract related transactions and written options	133,050,772	179,000,326	(71,248,781)	(156,883,224)
Change in unrealized appreciation (depreciation) of investments, foreign currency and forward contract related transactions and written options	(56,759,728)	74,100,158	180,657,314	(143,277,515)
Net increase (decrease) in net assets resulting from operations	82,580,977	270,373,805	106,216,817	(308,051,796)
Distribution to Shareholders
Dividends paid from net investment income
Class A	(4,276,866)	(10,460,091)	—	—
Class C	—	(143,705)	—	—
Class I	(7,291,523)	(10,220,051)	—	—
Distributions paid from net realized gains from investment transactions
Class A	(68,208,361)	(52,254,308)	—	—
Class C	(40,092,964)	(26,476,094)	—	—
Class I	(65,388,758)	(37,762,793)	—	—
Decrease in net assets resulting from distributions	(185,258,472)	(137,317,042)	—	—
Fund Share Transactions (Note 6)
Net proceeds from shares sold	243,906,351	610,666,264	250,033,093	508,732,230
Net asset value of shares issued for reinvested dividends and distributions	146,427,803	108,163,213	2,308	—
Cost of shares redeemed	(475,237,748)	(1,003,791,714)	(275,165,467)	(757,212,365)
Redemption Fees	—	—	58,964	215,458
Increase (decrease) in net assets from Fund share transactions	(84,903,594)	(284,962,237)	(25,071,102)	(248,264,677)
Net increase (decrease) in net assets	(187,581,089)	(151,905,474)	81,145,715	(556,316,473)
Net Assets (Note 1)
Beginning of period	3,133,628,387	3,285,533,861	999,749,458	1,556,065,931
End of period	$2,946,047,298	$3,133,628,387	$1,080,895,173	$999,749,458
Undistributed net investment income (loss)	$10,325,769	$15,604,225	$(70,869,498)	$(67,677,782)

First Eagle Funds | Semi-Annual Report | April 30, 2015

Statements of Changes in Net Assets (continued)

	First Eagle Global Income Builder Fund		First Eagle High Yield Fund
	Six-Months Ended April 30, 2015 (unaudited)	Year Ended October 31, 2014	Six-Months Ended April 30, 2015 (unaudited)	Year Ended October 31, 2014
Operations
Net investment income	$19,672,776	$25,975,128	$27,620,724	$59,904,349
Net realized gain (loss) from investments, foreign currency and forward contract related transactions and written options	(49,003)	14,211,429	(4,620,211)	10,611,178
Change in unrealized appreciation (depreciation) of investments, foreign currency and forward contract related transactions and written options	8,468,883	(26,073,105)	(21,214,873)	(29,105,740)
Net increase in net assets resulting from operations	28,092,656	14,113,452	1,785,640	41,409,787
Distribution to Shareholders
Dividends paid from net investment income
Class A	(7,559,275)	(11,526,646)	(6,470,722)	(17,910,020)
Class C	(5,361,460)	(6,172,738)	(4,377,496)	(7,873,832)
Class I	(8,750,534)	(9,327,639)	(18,072,505)	(34,118,150)
Class Y	—	—	—	—
Distributions paid from net realized gains from investment transactions
Class A	(5,760,732)	—	(2,046,517)	—
Class C	(5,130,068)	—	(1,588,861)	—
Class I	(6,259,206)	—	(5,743,396)	—
Class Y	—	—	—	—
Decrease in net assets resulting from distributions	(38,821,275)	(27,027,023)	(38,299,497)	(59,902,002)
Fund Share Transactions (Note 6)
Net proceeds from shares sold	231,989,245	990,441,183	194,211,722	654,736,971
Net asset value of shares issued for reinvested dividends and distributions	28,668,123	19,704,051	30,836,573	43,147,832
Cost of shares redeemed	(250,607,619)	(196,867,028)	(411,682,589)	(553,615,431)
Redemption Fees	—	—	—	—
Increase (decrease) in net assets from Fund share transactions	10,049,749	813,278,206	(186,634,294)	144,269,372
Net increase (decrease) in net assets	(678,870)	800,364,635	(223,148,151)	125,777,157
Net Assets (Note 1)
Beginning of period	1,308,377,949	508,013,314	1,141,189,473	1,015,412,316
End of period	$1,307,699,079	$1,308,377,949	$918,041,322	$1,141,189,473
Undistributed net investment income (loss)	$(2,311,850)	$(313,357)	$(475,407)	$824,592

See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2015

	First Eagle Fund of America
	Six-Months Ended April 30, 2015 (unaudited)	Year Ended October 31, 2014
Operations
Net investment income	$1,787,349	$10,434,939
Net realized gain (loss) from investments, foreign currency and forward contract related transactions and written options	10,748,735	241,508,554
Change in unrealized appreciation (depreciation) of investments, foreign currency and forward contract related transactions and written options	186,036,131	(76,938,772)
Net increase in net assets resulting from operations	198,572,215	328,882,265
Distribution to Shareholders
Dividends paid from net investment income
Class A	(3,778,293)	(2,659,824)
Class C	—	—
Class I	(5,021,220)	(2,364,371)
Class Y	(1,525,229)	(859,560)
Distributions paid from net realized gains from investment transactions
Class A	(85,878,012)	(15,778,835)
Class C	(54,000,038)	(8,199,122)
Class I	(63,244,020)	(7,391,919)
Class Y	(36,180,308)	(7,355,578)
Decrease in net assets resulting from distributions	(249,627,120)	(44,609,209)
Fund Share Transactions (Note 6)
Net proceeds from shares sold	746,258,014	1,049,314,608
Net asset value of shares issued for reinvested dividends and distributions	202,435,925	36,046,040
Cost of shares redeemed	(334,464,321)	(605,344,079)
Redemption Fees	—	—
Increase (decrease) in net assets from Fund share transactions	614,229,618	480,016,569
Net increase (decrease) in net assets	563,174,713	764,289,625
Net Assets (Note 1)
Beginning of period	3,251,435,991	2,487,146,366
End of period	$3,814,610,704	$3,251,435,991
Undistributed net investment income (loss)	$(1,515,827)	$7,021,566

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Fund

Financial Highlights

	Six-Months Ended						Year Ended October 31,
	April 30, 2015 (unaudited)						2014
	Class A		Class C		Class I		Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	54.90		53.57		55.23		54.92	53.67	55.23
Income (loss) from investment operations:
Net investment income (loss) ($)	0.12		-0.08		0.20		0.30	-0.11	0.43
Net realized and unrealized gains on investments	2.30		2.25		2.30		2.12	2.08	2.13
Total income from investment operations	2.42		2.17		2.50		2.42	1.97	2.56
Less distributions:
Dividends from net investment income ($)	-0.30		—		-0.45		-0.66	-0.29	-0.78
Distributions from capital gains	-2.38		-2.38		-2.38		-1.78	-1.78	-1.78
Total distributions	-2.68		-2.38		-2.83		-2.44	-2.07	-2.56
Net asset value, end of period ($)	54.64		53.36		54.90		54.90	53.57	55.23
Total return(c) (%)	4.73	(a)	4.34	(a)	4.87	(a)	4.64	3.85	4.90
Ratios and supplemental data
Net assets, end of period (millions) ($)	17,724		12,446		20,944		17,735	12,342	20,389
Ratio of operating expenses to average net assets including earnings credits (%)	1.12	(b)	1.86	(b)	0.84	(b)	1.11	1.86	0.86
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.12	(b)	1.86	(b)	0.84	(b)	1.11	1.86	0.86
Ratio of net investment income (loss) to average net assets including earnings credits (%)	0.45	(b)	-0.30	(b)	0.73	(b)	0.55	-0.21	0.78
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	0.45	(b)	-0.30	(b)	0.73	(b)	0.55	-0.21	0.78
Portfolio turnover rate (%)	5.86	(a)	5.86	(a)	5.86	(a)	15.36	15.36	15.36

*  Per share amounts have been calculated using the average shares method.

(a)  Not Annualized

(b)  Annualized

(c)  Does not take into account the sales charge of 5.00% for Class A and the CDSC (Contingent Deferred Sales Charge) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2015

	Year Ended October 31,
	2013			2012			2011
	Class A	Class C	Class I	Class A	Class C	Class I	Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	49.24	48.16	49.50	46.90	45.91	47.15	44.36	43.47	44.59
Income (loss) from investment operations:
Net investment income (loss) ($)	0.39	0.01	0.52	0.45	0.09	0.57	0.39	0.04	0.51
Net realized and unrealized gains on investments	7.41	7.27	7.45	3.03	2.98	3.03	2.79	2.75	2.81
Total income from investment operations	7.80	7.28	7.97	3.48	3.07	3.60	3.18	2.79	3.32
Less distributions:
Dividends from net investment income ($)	-0.51	-0.16	-0.63	-0.53	-0.21	-0.64	-0.64	-0.35	-0.76
Distributions from capital gains	-1.61	-1.61	-1.61	-0.61	-0.61	-0.61	—	—	—
Total distributions	-2.12	-1.77	-2.24	-1.14	-0.82	-1.25	-0.64	-0.35	-0.76
Net asset value, end of period ($)	54.92	53.67	55.23	49.24	48.16	49.50	46.90	45.91	47.15
Total return(c) (%)	16.47	15.63	16.78	7.64	6.83	7.90	7.23	6.45	7.52
Ratios and supplemental data
Net assets, end of period (millions) ($)	18,987	11,436	15,578	15,840	9,322	11,182	14,352	8,385	8,455
Ratio of operating expenses to average net assets including earnings credits (%)	1.13	1.87	0.88	1.15	1.89	0.90	1.13	1.88	0.88
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.13	1.87	0.88	1.15	1.89	0.90	1.13	1.88	0.88
Ratio of net investment income (loss) to average net assets including earnings credits (%)	0.77	0.02	1.02	0.94	0.19	1.19	0.83	0.08	1.07
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	0.77	0.02	1.02	0.94	0.19	1.19	0.83	0.08	1.07
Portfolio turnover rate (%)	11.60	11.60	11.60	11.29	11.29	11.29	11.57	11.57	11.57

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Global Fund

Financial Highlights (continued)

	Year Ended October 31,
	2010
	Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	38.74	38.07	38.92
Income from investment operations:
Net investment income ($)	0.56	0.26	0.69
Net realized and unrealized gains on investments	5.63	5.51	5.63
Total income from investment operations	6.19	5.77	6.32
Less distributions:
Dividends from net investment income ($)	-0.57	-0.37	-0.65
Distributions from capital gains	—	—	—
Total distributions	-0.57	-0.37	-0.65
Net asset value, end of period ($)	44.36	43.47	44.59
Total return(c) (%)	16.13	15.23	16.40
Ratios and supplemental data
Net assets, end of period (millions) ($)	12,195	6,524	5,345
Ratio of operating expenses to average net assets including earnings credits (%)	1.16	1.91	0.91
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.16	1.91	0.91
Ratio of net investment income (loss) to average net assets including earnings credits (%)	1.36	0.63	1.68
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	1.36	0.63	1.68
Portfolio turnover rate (%)	17.37	17.37	17.37

*  Per share amounts have been calculated using the average shares method.

(c)  Does not take into account the sales charge of 5.00% for Class A and the CDSC (Contingent Deferred Sales Charge) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2015

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First Eagle Overseas Fund

Financial Highlights

	Six-Months Ended						Year Ended October 31,
	April 30, 2015 (unaudited)						2014
	Class A		Class C		Class I		Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	23.18		22.42		23.62		24.40	23.64	24.84
Income (loss) from investment operations:
Net investment income (loss) ($)	0.06		-0.02		0.09		0.15	-0.03	0.21
Net realized and unrealized gains on investments	1.47		1.43		1.50		0.05	0.07	0.05
Total income from investment operations	1.53		1.41		1.59		0.20	0.04	0.26
Less distributions:
Dividends from net investment income ($)	-0.23		-0.08		-0.25		-0.46	-0.30	-0.52
Distributions from capital gains	-0.86		-0.86		-0.86		-0.96	-0.96	-0.96
Total distributions	-1.09		-0.94		-1.11		-1.42	-1.26	-1.48
Net asset value, end of period ($)	23.62		22.89		24.10		23.18	22.42	23.62
Total return(c) (%)	7.08	(a)	6.72	(a)	7.25	(a)	1.00	0.28	1.23
Ratios and supplemental data
Net assets, end of period (millions) ($)	4,680		1,109		9,120		4,644	1,086	8,811
Ratio of operating expenses to average net assets including earnings credits (%)	1.17	(b)	1.90	(b)	0.87	(b)	1.14	1.89	0.89
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.17	(b)	1.90	(b)	0.87	(b)	1.14	1.89	0.89
Ratio of net investment income (loss) to average net assets including earnings credits (%)	0.51	(b)	-0.21	(b)	0.82	(b)	0.62	-0.13	0.87
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	0.51	(b)	-0.21	(b)	0.82	(b)	0.62	-0.13	0.87
Portfolio turnover rate (%)	4.01	(a)	4.01	(a)	4.01	(a)	12.01	12.01	12.01

*  Per share amounts have been calculated using the average shares method.

(a)  Not Annualized

(b)  Annualized

(c)  Does not take into account the sales charge of 5.00% for Class A and the CDSC (Contingent Deferred Sales Charge) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2015

	Year Ended October 31,
	2013			2012			2011
	Class A	Class C	Class I	Class A	Class C	Class I	Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	22.26	21.62	22.63	22.25	21.61	22.61	21.86	21.26	22.20
Income (loss) from investment operations:
Net investment income (loss) ($)	0.13	-0.04	0.20	0.24	0.08	0.30	0.18	0.01	0.24
Net realized and unrealized gains on investments	3.17	3.09	3.22	0.80	0.77	0.81	0.74	0.73	0.75
Total income from investment operations	3.30	3.05	3.42	1.04	0.85	1.11	0.92	0.74	0.99
Less distributions:
Dividends from net investment income ($)	-0.26	-0.13	-0.31	-0.39	-0.20	-0.45	-0.32	-0.18	-0.37
Distributions from capital gains	-0.90	-0.90	-0.90	-0.64	-0.64	-0.64	-0.21	-0.21	-0.21
Total distributions	-1.16	-1.03	-1.21	-1.03	-0.84	-1.09	-0.53	-0.39	-0.58
Net asset value, end of period ($)	24.40	23.64	24.84	22.26	21.62	22.63	22.25	21.61	22.61
Total return(c) (%)	15.52	14.67	15.82	5.06	4.28	5.36	4.27	3.48	4.52
Ratios and supplemental data
Net assets, end of period (millions) ($)	5,912	1,120	7,378	5,111	986	5,252	5,023	1,027	4,136
Ratio of operating expenses to average net assets including earnings credits (%)	1.15	1.90	0.90	1.17	1.92	0.92	1.14	1.89	0.89
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.15	1.90	0.90	1.17	1.92	0.92	1.14	1.89	0.89
Ratio of net investment income (loss) to average net assets including earnings credits (%)	0.59	-0.17	0.86	1.12	0.37	1.36	0.78	0.04	1.06
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	0.59	-0.17	0.86	1.12	0.37	1.36	0.78	0.04	1.06
Portfolio turnover rate (%)	12.33	12.33	12.33	10.50	10.50	10.50	12.22	12.22	12.22

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Overseas Fund

Financial Highlights (continued)

	Year Ended October 31,
	2010
	Class A	Class C		Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	19.51	19.03		19.80
Income from investment operations:
Net investment income ($)	0.15	0.00	**	0.21
Net realized and unrealized gains on investments	2.80	2.72		2.82
Total income from investment operations	2.95	2.72		3.03
Less distributions:
Dividends from net investment income ($)	-0.60	-0.49		-0.63
Distributions from capital gains	—	—		—
Total distributions	-0.60	-0.49		-0.63
Net asset value, end of period ($)	21.86	21.26		22.20
Total return(c) (%)	15.45	14.55		15.68
Ratios and supplemental data
Net assets, end of period (millions) ($)	4,676	914		3,284
Ratio of operating expenses to average net assets including earnings credits (%)	1.17	1.92		0.92
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.17	1.92		0.92
Ratio of net investment income (loss) to average net assets including earnings credits (%)	0.76	0.01		1.03
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	0.76	0.01		1.03
Portfolio turnover rate (%)	15.53	15.53		15.53

*  Per share amounts have been calculated using the average shares method.

**  Amount represents less than $0.01 per share.

(c)  Does not take into account the sales charge of 5.00% for Class A and the CDSC (Contingent Deferred Sales Charge) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2015

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First Eagle U.S. Value Fund

Financial Highlights

	Six-Months Ended						Year Ended October 31,
	April 30, 2015 (unaudited)						2014
	Class A		Class C		Class I		Class A	Class C		Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	21.10		20.78		21.40		20.26	19.97		20.54
Income (loss) from investment operations:
Net investment income (loss) ($)	0.05		-0.03		0.08		0.13	-0.03		0.18
Net realized and unrealized gains on investments	0.48		0.47		0.47		1.60	1.58		1.62
Total income from investment operations	0.53		0.44		0.55		1.73	1.55		1.80
Less distributions:
Dividends from net investment income ($)	-0.08		—		-0.13		-0.15	-0.00	**	-0.20
Distributions from capital gains	-1.20		-1.20		-1.20		-0.74	-0.74		-0.74
Total distributions	-1.28		-1.20		-1.33		-0.89	-0.74		-0.94
Net asset value, end of period ($)	20.35		20.02		20.62		21.10	20.78		21.40
Total return(c) (%)	2.71	(a)	2.31	(a)	2.83	(a)	8.93	8.09		9.19
Ratios and supplemental data
Net assets, end of period (millions) ($)	1,156		674		1,116		1,229	705		1,200
Ratio of operating expenses to average net assets including earnings credits (%)	1.16	(b)	1.90	(b)	0.87	(b)	1.14	1.89		0.88
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.16	(b)	1.90	(b)	0.87	(b)	1.14	1.89		0.88
Ratio of net investment income (loss) to average net assets including earnings credits (%)	0.47	(b)	-0.28	(b)	0.75	(b)	0.63	-0.13		0.87
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	0.47	(b)	-0.28	(b)	0.75	(b)	0.63	-0.13		0.87
Portfolio turnover rate (%)	7.88	(a)	7.88	(a)	7.88	(a)	15.64	15.64		15.64

*  Per share amounts have been calculated using the average shares method.

**  Amount represents less than $0.01 per share.

(a)  Not Annualized

(b)  Annualized

(c)  Does not take into account the sales charge of 5.00% for Class A and the CDSC (Contingent Deferred Sales Charge) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2015

	Year Ended October 31,
	2013			2012			2011
	Class A	Class C	Class I	Class A	Class C	Class I	Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	18.27	18.02	18.50	17.12	16.91	17.33	15.94	15.75	16.12
Income (loss) from investment operations:
Net investment income (loss) ($)	0.18	0.03	0.23	0.15	0.02	0.19	0.17	0.04	0.21
Net realized and unrealized gains on investments	2.36	2.35	2.40	1.59	1.57	1.61	1.34	1.34	1.37
Total income from investment operations	2.54	2.38	2.63	1.74	1.59	1.80	1.51	1.38	1.58
Less distributions:
Dividends from net investment income ($)	-0.13	-0.01	-0.17	-0.14	-0.03	-0.18	-0.33	-0.22	-0.37
Distributions from capital gains	-0.42	-0.42	-0.42	-0.45	-0.45	-0.45	—	—	—
Total distributions	-0.55	-0.43	-0.59	-0.59	-0.48	-0.63	-0.33	-0.22	-0.37
Net asset value, end of period ($)	20.26	19.97	20.54	18.27	18.02	18.50	17.12	16.91	17.33
Total return(c) (%)	14.32	13.53	14.69	10.63	9.75	10.86	9.60	8.85	9.92
Ratios and supplemental data
Net assets, end of period (millions) ($)	1,480	725	1,080	1,425	631	938	967	408	538
Ratio of operating expenses to average net assets including earnings credits (%)	1.16	1.91	0.91	1.17	1.92	0.93	1.18	1.93	0.93
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.16	1.91	0.91	1.17	1.92	0.93	1.18	1.93	0.93
Ratio of net investment income (loss) to average net assets including earnings credits (%)	0.93	0.18	1.18	0.84	0.09	1.08	0.98	0.24	1.23
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	0.93	0.18	1.18	0.84	0.09	1.08	0.98	0.24	1.23
Portfolio turnover rate (%)	17.32	17.32	17.32	14.34	14.34	14.34	18.54	18.54	18.54

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle U.S. Value Fund

Financial Highlights (continued)

	Year Ended October 31,
	2010
	Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	14.21	14.06	14.37
Income from investment operations:
Net investment income ($)	0.32	0.21	0.38
Net realized and unrealized gains on investments	1.60	1.58	1.59
Total income from investment operations	1.92	1.79	1.97
Less distributions:
Dividends from net investment income ($)	-0.19	-0.10	-0.22
Distributions from capital gains	—	—	—
Total distributions	-0.19	-0.10	-0.22
Net asset value, end of period ($)	15.94	15.75	16.12
Total return(c) (%)	13.64	12.75	13.84
Ratios and supplemental data
Net assets, end of period (millions) ($)	680	320	328
Ratio of operating expenses to average net assets including earnings credits (%)	1.23	1.98	0.99
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.23	1.98	0.99
Ratio of net investment income (loss) to average net assets including earnings credits (%)	2.15	1.41	2.46
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	2.15	1.41	2.46
Portfolio turnover rate (%)	12.23	12.23	12.23

*  Per share amounts have been calculated using the average shares method.

(c)  Does not take into account the sales charge of 5.00% for Class A and the CDSC (Contingent Deferred Sales Charge) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2015

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First Eagle Gold Fund

Financial Highlights

	Six-Months Ended						Year Ended October 31,
	April 30, 2015 (unaudited)						2014
	Class A		Class C		Class I		Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	13.45		12.84		13.66		17.03	16.37	17.25
Income (loss) from investment operations:
Net investment income (loss) ($)	-0.04		-0.09		-0.02		-0.09	-0.20	-0.05
Net realized and unrealized gains (losses) on investments	1.54		1.46		1.56		-3.49	-3.33	-3.54
Total income (loss) from investment operations	1.50		1.37		1.54		-3.58	-3.53	-3.59
Less distributions:
Dividends from net investment income ($)	—		—		—		—	—	—
Distributions from capital gains	—		—		—		—	—	—
Total distributions	—		—		—		—	—	—
Net asset value, end of period ($)	14.95		14.21		15.20		13.45	12.84	13.66
Total return(c) (%)	11.15	(a)	10.67	(a)	11.27	(a)	-21.02	-21.56	-20.81
Ratios and supplemental data
Net assets, end of period (millions) ($)	501		189		391		448	186	366
Ratio of operating expenses to average net assets including earnings credits (%)	1.38	(b)	2.13	(b)	1.05	(b)	1.27	2.02	1.01
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.38	(b)	2.13	(b)	1.05	(b)	1.27	2.02	1.01
Ratio of net investment income (loss) to average net assets including earnings credits (%)	-0.58	(b)	-1.34	(b)	-0.26	(b)	-0.54	-1.29	-0.29
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	-0.58	(b)	-1.34	(b)	-0.26	(b)	-0.54	-1.29	-0.29
Portfolio turnover rate (%)	4.90	(a)	4.90	(a)	4.90	(a)	13.33	13.33	13.33

*  Per share amounts have been calculated using the average shares method.

(a)  Not Annualized

(b)  Annualized

(c)  Does not take into account the sales charge of 5.00% for Class A and the CDSC (Contingent Deferred Sales Charge) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2015

	Year Ended October 31,
	2013			2012			2011
	Class A	Class C	Class I	Class A	Class C	Class I	Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	29.86	28.84	30.26	33.89	32.78	34.33	33.42	32.44	33.81
Income (loss) from investment operations:
Net investment income (loss) ($)	-0.02	-0.18	0.03	-0.01	-0.22	0.06	-0.19	-0.42	-0.10
Net realized and unrealized gains (losses) on investments	-12.73	-12.29	-12.89	-2.73	-2.66	-2.75	2.60	2.53	2.63
Total income (loss) from investment operations	-12.75	-12.47	-12.86	-2.74	-2.88	-2.69	2.41	2.11	2.53
Less distributions:
Dividends from net investment income ($)	-0.08	—	-0.15	-0.39	-0.16	-0.48	-0.73	-0.56	-0.80
Distributions from capital gains	—	—	—	-0.90	-0.90	-0.90	-1.21	-1.21	-1.21
Total distributions	-0.08	—	-0.15	-1.29	-1.06	-1.38	-1.94	-1.77	-2.01
Net asset value, end of period ($)	17.03	16.37	17.25	29.86	28.84	30.26	33.89	32.78	34.33
Total return(c) (%)	-42.80	-43.24	-42.68	-8.14	-8.86	-7.89	7.38	6.61	7.66
Ratios and supplemental data
Net assets, end of period (millions) ($)	764	284	508	1,535	608	932	1,834	683	1,003
Ratio of operating expenses to average net assets including earnings credits (%)	1.25	2.00	1.00	1.21	1.96	0.96	1.20	1.95	0.95
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.25	2.00	1.00	1.21	1.96	0.96	1.20	1.95	0.95
Ratio of net investment income (loss) to average net assets including earnings credits (%)	-0.11	-0.87	0.14	-0.05	-0.80	0.21	-0.56	-1.30	-0.30
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	-0.11	-0.87	0.14	-0.05	-0.80	0.21	-0.56	-1.30	-0.30
Portfolio turnover rate (%)	15.14	15.14	15.14	9.19	9.19	9.19	13.26	13.26	13.26
First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Gold Fund

Financial Highlights (continued)

	Year Ended October 31,
	2010
	Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	25.15	24.52	25.43
Income (loss) from investment operations:
Net investment income (loss) ($)	-0.17	-0.38	-0.11
Net realized and unrealized gains (losses) on investments	8.82	8.58	8.92
Total income (loss) from investment operations	8.65	8.20	8.81
Less distributions:
Dividends from net investment income ($)	-0.38	-0.28	-0.43
Distributions from capital gains	—	—	—
Total distributions	-0.38	-0.28	-0.43
Net asset value, end of period ($)	33.42	32.44	33.81
Total return(c) (%)	34.73	33.66	35.01
Ratios and supplemental data
Net assets, end of period (millions) ($)	1,900	616	695
Ratio of operating expenses to average net assets including earnings credits (%)	1.22	1.97	0.97
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.22	1.97	0.97
Ratio of net investment income (loss) to average net assets including earnings credits (%)	-0.60	-1.35	-0.36
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	-0.60	-1.35	-0.36
Portfolio turnover rate (%)	5.50	5.50	5.50

*  Per share amounts have been calculated using the average shares method.

(c)  Does not take into account the sales charge of 5.00% for Class A and the CDSC (Contingent Deferred Sales Charge) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2015

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First Eagle Global Income Builder Fund

Financial Highlights

	Six-Months Ended						Year Ended October 31,
	April 30, 2015 (unaudited)						2014
	Class A		Class C		Class I		Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	11.41		11.38		11.39		11.26	11.23	11.23
Income from investment operations:
Net investment income ($)	0.18		0.14		0.19		0.36	0.27	0.38
Net realized and unrealized gains on investments	0.08		0.07		0.07		0.17	0.17	0.19
Total income from investment operations	0.26		0.21		0.26		0.53	0.44	0.57
Less distributions:
Dividends from net investment income ($)	-0.20		-0.15		-0.21		-0.38	-0.29	-0.41
Distributions from capital gains	-0.15		-0.15		-0.15		—	—	—
Total distributions	-0.35		-0.30		-0.36		-0.38	-0.29	-0.41
Net asset value, end of period ($)	11.32		11.29		11.29		11.41	11.38	11.39
Total return(c) (%)	2.37	(a)	1.99	(a)	2.41	(a)	4.67	3.90	5.00
Ratios and supplemental data
Net assets, end of period (millions) ($)	436		402		470		440	379	490
Ratio of operating expenses to average net assets including fee waivers and recoupments (%)	1.20	(b)	1.94	(b)	0.94	(b)	1.26	2.00	1.05
Ratio of operating expenses to average net assets excluding fee waivers and recoupments (%)	1.20	(b)	1.94	(b)	0.93	(b)	1.23	1.97	0.97
Ratio of net investment income to average net assets including fee waivers and recoupments (%)	3.20	(b)	2.47	(b)	3.46	(b)	3.09	2.31	3.25
Ratio of net investment income to average net assets excluding fee waivers and recoupments (%)	3.20	(b)	2.47	(b)	3.47	(b)	3.12	2.34	3.33
Portfolio turnover rate (%)	17.16	(a)	17.16	(a)	17.16	(a)	18.45	18.45	18.45

^  Commencement of operations

*  Per share amounts have been calculated using the average shares method.

(a)  Not Annualized

(b)  Annualized

(c)  Does not take into account the sales charge of 5.00% for Class A shares and the CDSC (Contingent Deferred Sales Charge) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

(d)  Certain non-recurring expenses incurred by the Fund were not annualized for the period ended October 31, 2012.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2015

	Year Ended October 31,			Period May 1, 2012^ to
	2013			October 31, 2012
	Class A	Class C	Class I	Class A		Class C		Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	10.32	10.30	10.33	10.00		10.00		10.00
Income from investment operations:
Net investment income ($)	0.42	0.34	0.44	0.15		0.11		0.18
Net realized and unrealized gains on investments	0.91	0.90	0.91	0.28		0.29		0.27
Total income from investment operations	1.33	1.24	1.35	0.43		0.40		0.45
Less distributions:
Dividends from net investment income ($)	-0.39	-0.31	-0.45	-0.11		-0.10		-0.12
Distributions from capital gains	—	—	—	—		—		—
Total distributions	-0.39	-0.31	-0.45	-0.11		-0.10		-0.12
Net asset value, end of period ($)	11.26	11.23	11.23	10.32		10.30		10.33
Total return(c) (%)	13.14	12.25	13.36	4.37	(a)	4.00	(a)	4.53	(a)
Ratios and supplemental data
Net assets, end of period (millions) ($)	231	148	129	43		26		38
Ratio of operating expenses to average net assets including fee waivers and recoupments (%)	1.30	2.04	1.05	1.30	(b)(d)	2.05	(b)(d)	1.05	(b)(d)
Ratio of operating expenses to average net assets excluding fee waivers and recoupments (%)	1.35	2.09	1.10	2.13	(b)(d)	2.88	(b)(d)	2.20	(b)(d)
Ratio of net investment income to average net assets including fee waivers and recoupments (%)	3.85	3.11	4.11	2.89	(b)(d)	2.16	(b)(d)	3.56	(b)(d)
Ratio of net investment income to average net assets excluding fee waivers and recoupments (%)	3.80	3.06	4.06	2.06	(b)(d)	1.33	(b)(d)	2.40	(b)(d)
Portfolio turnover rate (%)	10.87	10.87	10.87	5.17	(a)	5.17	(a)	5.17	(a)(d)

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle High Yield Fund

Financial Highlights

	Six-Months Ended						Year Ended October 31,
	April 30, 2015 (unaudited)						2014
	Class A		Class C		Class I		Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	9.96		9.95		9.96		10.11	10.10	10.11
Income (loss) from investment operations:
Net investment income ($)	0.27		0.24		0.29		0.53	0.45	0.55
Net realized and unrealized gains (losses) on investments	-0.17		-0.18		-0.18		-0.15	-0.15	-0.14
Total income from investment operations	0.10		0.06		0.11		0.38	0.30	0.41
Less distributions:
Dividends from net investment income ($)	-0.29		-0.25		-0.30		-0.53	-0.45	-0.56
Distributions from capital gains	-0.09		-0.09		-0.09		—	—	—
Total distributions	-0.38		-0.34		-0.39		-0.53	-0.45	-0.56
Net asset value, end of period ($)	9.68		9.67		9.68		9.96	9.95	9.96
Total return(c) (%)	1.09	(a)	0.72	(a)	1.24	(a)	3.74	2.97	4.03
Ratios and supplemental data
Net assets, end of period (millions) ($)	208		158		553		247	184	710
Ratio of operating expenses to average net assets including fee waivers and reimbursements/(recoupments) (%)	1.14	(b)	1.87	(b)	0.84	(b)	1.09	1.84	0.83
Ratio of operating expenses to average net assets excluding fee waivers and reimbursements/(recoupments) (%)	1.14	(b)	1.87	(b)	0.84	(b)	1.09	1.83	0.84
Ratio of net investment income to average net assets including fee waivers and reimbursements/(recoupments) (%)	5.77	(b)	5.05	(b)	6.06	(b)	5.17	4.42	5.43
Ratio of net investment income to average net assets excluding fee waivers and reimbursements/(recoupments) (%)	5.77	(b)	5.05	(b)	6.06	(b)	5.17	4.43	5.42
Portfolio turnover rate (%)	14.70	(a)	14.70	(a)	14.70	(a)	43.02	43.02	43.02

*  Per share amounts have been calculated using the average shares method.

(a)  Not Annualized

(b)  Annualized

(c)  Does not take into account the sales charge of 4.50% for Class A and the CDSC (Contingent Deferred Sales Charge) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

(d)  Certain non-recurring expenses incurred by the Fund were not annualized for the period ended October 31, 2012.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2015

	Year Ended October 31,			Period April 1, 2012 to
	2013			October 31, 2012
	Class A	Class C	Class I	Class A		Class C		Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	9.98	9.97	9.98	9.75		9.74		9.75
Income (loss) from investment operations:
Net investment income ($)	0.59	0.51	0.62	0.33		0.29		0.36
Net realized and unrealized gains (losses) on investments	0.14	0.14	0.14	0.24		0.23		0.23
Total income from investment operations	0.73	0.65	0.76	0.57		0.52		0.59
Less distributions:
Dividends from net investment income ($)	-0.59	-0.51	-0.62	-0.34		-0.29		-0.36
Distributions from capital gains	-0.01	-0.01	-0.01	—		—		—
Total distributions	-0.60	-0.52	-0.63	-0.34		-0.29		-0.36
Net asset value, end of period ($)	10.11	10.10	10.11	9.98		9.97		9.98
Total return(c) (%)	7.49	6.69	7.85	5.94	(a)	5.47	(a)	6.20	(a)
Ratios and supplemental data
Net assets, end of period (millions) ($)	346	159	511	220		113		309
Ratio of operating expenses to average net assets including fee waivers and reimbursements/(recoupments) (%)	1.13	1.88	0.80	1.25	(b)(d)	2.00	(b)(d)	0.80	(b)(d)
Ratio of operating expenses to average net assets excluding fee waivers and reimbursements/(recoupments) (%)	1.13	1.88	0.88	1.27	(b)(d)	2.02	(b)(d)	1.03	(b)(d)
Ratio of net investment income to average net assets including fee waivers and reimbursements/(recoupments) (%)	5.80	5.07	6.14	5.75	(b)(d)	4.98	(b)(d)	6.23	(b)(d)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements/(recoupments) (%)	5.80	5.07	6.06	5.73	(b)(d)	4.96	(b)(d)	6.00	(b)(d)
Portfolio turnover rate (%)	49.71	49.71	49.71	25.02	(a)	25.02	(a)	25.02	(a)

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle High Yield Fund

Financial Highlights (continued)

	Year Ended March 31,
	2012^					2011	2010
	Class A^^		Class C^^		Class I	Class I	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	9.40		9.40		10.29	10.67	7.72
Income (loss) from investment operations:
Net investment income ($)	0.13		0.11		0.68	0.98	1.31
Net realized and unrealized gains (losses) on investments	0.35		0.34		-0.11	0.47	3.07
Total income from investment operations	0.48		0.45		0.57	1.45	4.38
Less distributions:
Dividends from net investment income ($)	-0.13		-0.11		-0.83	-0.98	-1.28
Distributions from capital gains	—		—		-0.28	-0.85	-0.15
Total distributions	-0.13		-0.11		-1.11	-1.83	-1.43
Net asset value, end of period ($)	9.75		9.74		9.75	10.29	10.67
Total return(c) (%)	5.11		4.78		6.11	14.81	59.30
Ratios and supplemental data
Net assets, end of period (millions) ($)	60		28		115	11	10
Ratio of operating expenses to average net assets including fee waivers and reimbursements/ (recoupments) (%)	0.95	(b)	1.66	(b)	0.80	0.80	0.80
Ratio of operating expenses to average net assets excluding fee waivers and reimbursements/ (recoupments) (%)	1.12	(b)	1.83	(b)	1.05	1.21	1.04
Ratio of net investment income to average net assets including fee waivers and reimbursements/ (recoupments) (%)	5.48	(b)	4.74	(b)	6.98	9.33	13.34
Ratio of net investment income to average net assets excluding fee waivers and reimbursements/ (recoupments) (%)	5.31	(b)	4.57	(b)	6.73	8.92	13.10
Portfolio turnover rate (%)	45.21		45.21		45.21	145.96	292.11

^  The Fund commenced investment operations in its present form on December 30, 2011.

^^  Class A and Class C commenced operations on January 3, 2012.

*  Per share amounts have been calculated using the average shares method.

(b)  Annualized

(c)  Does not take into account the sales charge of 4.50% for Class A and the CDSC (Contingent Deferred Sales Charge) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2015

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First Eagle Fund of America

Financial Highlights

	Six-Months Ended
	April 30, 2015 (unaudited)
	Class A		Class C		Class I		Class Y
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	38.58		32.98		39.39		39.35
Income (loss) from investment operations:
Net investment income (loss) ($)	0.03		-0.09		0.09		0.03
Net realized and unrealized gains on investments	2.05		1.73		2.10		2.09
Total income from investment operations	2.08		1.64		2.19		2.12
Less distributions:
Dividends from net investment income ($)	-0.12		—		-0.22		-0.11
Distributions from capital gains	-2.71		-2.71		-2.71		-2.71
Total distributions	-2.83		-2.71		-2.93		-2.82
Net asset value, end of period ($)	37.83		31.91		38.65		38.65
Total return(c) (%)	5.91	(a)	5.53	(a)	6.08	(a)	5.91	(a)
Ratios and supplemental data
Net assets, end of period (millions) ($)	1,394		759		1,110		552
Ratio of operating expenses to average net assets including earnings credits (%)	1.35	(b)	2.09	(b)	1.05	(b)	1.35	(b)
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.35	(b)	2.09	(b)	1.05	(b)	1.35	(b)
Ratio of net investment income (loss) to average net assets including earnings credits (%)	0.17	(b)	-0.58	(b)	0.45	(b)	0.17	(b)
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	0.17	(b)	-0.58	(b)	0.45	(b)	0.17	(b)
Portfolio turnover rate (%)	11.92	(a)	11.92	(a)	11.92	(a)	11.92	(a)

^  Class I commenced investment operations on March 8, 2013.

*  Per share amounts have been calculated using the average shares method.

(a)  Not Annualized

(b)  Annualized

(c)  Does not take into account the sales charge of 5.00% for Class A and the CDSC (Contingent Deferred Sales Charge) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2015

	Year Ended October 31,
	2014				2013
	Class A	Class C	Class I	Class Y	Class A	Class C	Class I^		Class Y
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	34.76	29.94	35.47	35.42	26.86	23.30	31.01		27.37
Income (loss) from investment operations:
Net investment income (loss) ($)	0.17	-0.10	0.25	0.17	0.10	-0.12	0.07		0.12
Net realized and unrealized gains on investments	4.26	3.66	4.36	4.34	7.81	6.76	4.39		7.94
Total income from investment operations	4.43	3.56	4.61	4.51	7.91	6.64	4.46		8.06
Less distributions:
Dividends from net investment income ($)	-0.09	—	-0.17	-0.06	-0.01	—	—		-0.01
Distributions from capital gains	-0.52	-0.52	-0.52	-0.52	—	—	—		—
Total distributions	-0.61	-0.52	-0.69	-0.58	-0.01	—	—		-0.01
Net asset value, end of period ($)	38.58	32.98	39.39	39.35	34.76	29.94	35.47		35.42
Total return(c) (%)	12.92	12.06	13.20	12.91	29.45	28.44	14.38	(a)	29.45
Ratios and supplemental data
Net assets, end of period (millions) ($)	1,204	632	888	528	1,036	455	491		504
Ratio of operating expenses to average net assets including earnings credits (%)	1.36	2.11	1.11	1.36	1.41	2.16	1.19	(b)	1.41
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.36	2.11	1.11	1.36	1.41	2.16	1.19	(b)	1.41
Ratio of net investment income (loss) to average net assets including earnings credits (%)	0.45	-0.31	0.66	0.45	0.31	-0.46	0.34	(b)	0.39
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	0.45	-0.31	0.66	0.45	0.31	-0.46	0.34	(b)	0.39
Portfolio turnover rate (%)	35.18	35.18	35.18	35.18	32.12	32.12	32.12	(a)	32.12

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Fund of America

Financial Highlights (continued)

	Year Ended October 31,
	2012
	Class A	Class C	Class Y
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	24.91	22.01	25.35
Income (loss) from investment operations:
Net investment income (loss) ($)	0.04	-0.13	0.04
Net realized and unrealized gains (losses) on investments	3.73	3.24	3.80
Total income (loss) from investment operations	3.77	3.11	3.84
Less distributions:
Dividends from net investment income ($)	—	—	—
Distributions from capital gains	-1.82	-1.82	-1.82
Total distributions	-1.82	-1.82	-1.82
Net asset value, end of period ($)	26.86	23.30	27.37
Total return(c) (%)	16.46	15.62	16.50
Ratios and supplemental data
Net assets, end of period (millions) ($)	699	246	667
Ratio of operating expenses to average net assets including earnings credits (%)	1.44	2.19	1.44
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.44	2.19	1.44
Ratio of net investment income (loss) to average net assets including earnings credits (%)	0.14	-0.61	0.14
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	0.14	-0.61	0.14
Portfolio turnover rate (%)	31.48	31.48	31.48

*  Per share amounts have been calculated using the average shares method.

(c)  Does not take into account the sales charge of 5.00% for Class A and the CDSC (Contingent Deferred Sales Charge) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2015

	Year Ended October 31,
	2011			2010
	Class A	Class C	Class Y	Class A	Class C	Class Y
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	24.06	21.32	24.47	19.32	17.25	19.66
Income (loss) from investment operations:
Net investment income (loss) ($)	-0.09	-0.25	-0.08	0.13	-0.03	0.14
Net realized and unrealized gains (losses) on investments	1.11	0.98	1.12	4.61	4.10	4.67
Total income (loss) from investment operations	1.02	0.73	1.04	4.74	4.07	4.81
Less distributions:
Dividends from net investment income ($)	-0.17	-0.04	-0.16	—	—	—
Distributions from capital gains	—	—	—	—	—	—
Total distributions	-0.17	-0.04	-0.16	—	—	—
Net asset value, end of period ($)	24.91	22.01	25.35	24.06	21.32	24.47
Total return(c) (%)	4.22	3.43	4.20	24.53	23.59	24.47
Ratios and supplemental data
Net assets, end of period (millions) ($)	549	194	633	379	122	599
Ratio of operating expenses to average net assets including earnings credits (%)	1.43	2.18	1.43	1.47	2.22	1.47
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.43	2.18	1.43	1.47	2.22	1.47
Ratio of net investment income (loss) to average net assets including earnings credits (%)	-0.33	-1.08	-0.31	0.61	-0.14	0.62
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	-0.33	-1.08	-0.31	0.61	-0.14	0.62
Portfolio turnover rate (%)	67.61	67.61	67.61	40.00	40.00	40.00

First Eagle Funds | Semi-Annual Report | April 30, 2015

Notes to Financial Statements (unaudited)

Note 1 — Significant Accounting Policies

First Eagle Funds (the "Trust"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust consists of eight separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund, First Eagle Fund of America and First Eagle Absolute Return Fund (each individually a "Fund" or collectively the "Funds"). All the Funds are diversified mutual funds except for First Eagle Gold Fund, First Eagle Absolute Return Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund (which commenced operations on May 1, 2012) seeks current income generation and long-term growth of capital. The First Eagle High Yield Fund seeks to provide investors with a high level of current income. The First Eagle Fund of America seeks capital appreciation by investing primarily in domestic stocks and, to a lesser extent, in debt and international equity securities. No results are presented in these financial statements for First Eagle Absolute Return Fund, which commenced operations on May 14, 2014 and is described in a prospectus and annual report separate from that for the other seven Funds discussed here.

Effective at the close of business on Friday, May 9, 2014, the First Eagle Overseas Fund is closed to new investors, subject to certain limited exceptions. Additional information can be found in the prospectus.

First Eagle Investment Management, LLC (the "Adviser"), a subsidiary of Arnhold and S. Bleichroeder Holdings, Inc. ("ASB Holdings"), manages the Funds.

The following is a summary of significant accounting policies that are adhered to by the Funds and that are in conformity with U.S. generally accepted accounting principles ("GAAP").

a)  Investments in Subsidiaries — The First Eagle Global Fund (the "Global Fund"), First Eagle Overseas Fund (the "Overseas Fund"), First Eagle U.S. Value Fund (the "U.S. Value Fund"), and First Eagle Gold Fund (the "Gold Fund") may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a "Subsidiary" or collectively " the Subsidiaries"). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary's assets represent physical gold (bullion). Trading in bullion directly by the Funds

First Eagle Funds | Semi-Annual Report | April 30, 2015

Notes to Financial Statements (unaudited)

presents the risk of tax consequences (e.g., a change in the Funds' tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds' "non-qualifying income" exceeds 10% of the Funds' gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2015, the First Eagle Global Cayman Fund, Ltd. has $2,693,039,758 in net assets, representing 5.27% of the Global Fund's net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2015, the First Eagle Overseas Cayman Fund, Ltd. has $544,953,497 in net assets, representing 3.66% of the Overseas Fund's net assets.

The First Eagle U.S. Value Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the U.S. Value Fund and the First Eagle U.S. Value Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2015, the First Eagle U.S. Value Cayman Fund, Ltd. has $177,985,484 in net assets, representing 6.04% of the U.S. Value Fund's net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2015, the First Eagle Gold Cayman Fund, Ltd. has $229,737,408 in net assets, representing 21.25% of the Gold Fund's net assets.

b)  Investment valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such

First Eagle Funds | Semi-Annual Report | April 30, 2015

Notes to Financial Statements (unaudited)

date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ, in which case it is valued at its last sale price (or, if available, the NASDAQ Official Closing Price).

All bonds, whether listed on an exchange or traded in the over-the-counter market, for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Broker-Dealers or pricing services use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Starting with: "Effective December 15, 2014, short term investments..."

Commodities (such as physical metals) are valued at the spot price at 4:00 p.m. E.S.T., as provided by an independent pricing source.

Forward contracts are valued at the current cost of covering or offsetting such contracts by reference to forward currency rates as of 4:00 p.m. E.S.T.

The 4:00 p.m. E.S.T. exchange rates are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed by the Adviser to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be "stale" as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be "fair valued" in accordance with procedures approved by the Board of Trustees ("Board"). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of a Fund's holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets and security-specific events. The values assigned to a Fund's holdings therefore may differ on occasion from reported market values.

First Eagle Funds | Semi-Annual Report | April 30, 2015

Notes to Financial Statements (unaudited)

Certain Funds with non-U.S. holdings have adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The values assigned to a Fund's foreign holdings therefore may differ on occasion from reported market values. The Trust and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds as of 4:00 p.m. E.S.T.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, "securities") held by the Funds shall be determined in good faith by or under the direction of the Board, generally acting through its designated Board Valuation Committee or Valuation Committee (collectively, the "Committees"). The Committees' responsibilities include making determinations regarding Level 3 fair value measurements and providing the results to the Board, in accordance with the Funds' valuation policies.

It is the policy of the Funds to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement.

First Eagle Funds | Semi-Annual Report | April 30, 2015

Notes to Financial Statements (unaudited)

The following is a summary of the Funds' inputs used to value the Funds' investments as of April 30, 2015:

First Eagle Global Fund

Description	Level 1	Level 2(a)	Level 3(b)	Total
Assets:†
International Common Stocks	$3,517,462,540	$16,112,721,402	$16,107,120	$19,646,291,062
U.S. Common Stocks	17,943,574,346	1,121,723	—	17,944,696,069
International Preferred Stock	118,573,171	—	—	118,573,171
Investment Company	215,680	—	—	215,680
Warrant	119,339,980	—	—	119,339,980
Commodity*	3,053,331,518	—	—	3,053,331,518
Government Obligations	—	1,003,496,000	—	1,003,496,000
U.S. Corporate Bond	—	5,481,285	—	5,481,285
International Corporate Notes and Bonds	—	30,263,506	36,218,681	66,482,187
International Government Bonds	—	412,262,194	—	412,262,194
International Commercial Paper	—	3,052,052,175	—	3,052,052,175
U.S. Commercial Paper	—	5,695,666,865	—	5,695,666,865
Foreign Currency Contracts**	—	9,187,040	—	9,187,040
Total	$24,752,497,235	$26,322,252,190	$52,325,801	$51,127,075,226
Liabilities:
Foreign Currency Contracts**	$—	$14,015,737	$—	$14,015,737
Total	$—	$14,015,737	$—	$14,015,737

(a)  Transfers into/out of Level 2 represent value as of the beginning of the period. International common stocks valued at $15,353,930,342 were transferred from Level 1 to Level 2 during the six-month period ended April 30, 2015. At October 31, 2014, these securities were valued using quoted market prices in active markets; at April 30, 2015, these securities were valued based on fair value adjustment factors. There were no transfers from Level 2 to Level 1 as of the six-month period ended April 30, 2015.

(b)  Level 3 securities are identified in the Consolidated Schedule of Investments with the footnote (e).

†  See Consolidated Schedule of Investments for additional detailed categorizations.

*  Represents gold bullion.

**  Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

First Eagle Funds | Semi-Annual Report | April 30, 2015

Notes to Financial Statements (unaudited)

Fair Value Level 3 activity for the period ended April 30, 2015 was as follows:

First Eagle Global Fund (continued)

	International Common Stocks	International Corporate Bonds	Total Value
Beginning Balance — market value	$11,370,269	$35,015,551	$46,385,820
Purchases	—	—	—
Sales	—	—	—
Transfer In — Level 3	—	—	—
Transfer Out — Level 3	—	—	—
Accrued Amortization	—	—	—
Realized Gains (Losses)	—	—	—
Change in Unrealized Appreciation (Depreciation)	4,736,851	1,203,130	5,939,981
Ending Balance — market value	$16,107,120	$36,218,681	$52,325,801
Change in unrealized gains or (losses) relating to assets still held at reporting date	$4,736,851	$1,203,130	$5,939,981

First Eagle Funds | Semi-Annual Report | April 30, 2015

Notes to Financial Statements (unaudited)

First Eagle Overseas Fund

Description	Level 1	Level 2(a)	Level 3(b)		Total
Assets:†
International Common Stocks	$2,105,785,281	$8,676,584,595	$34,208,931		$10,816,578,807
U.S. Common Stock	1,219,875	—	—		1,219,875
International Preferred Stocks	65,823,467	—	—		65,823,467
Investment Company	33,270	—	—		33,270
Right	—	—	—	^	—	^
Commodity*	780,893,604	—	—		780,893,604
Term Loans	—	—	3,623,548		3,623,548
International Convertible Bond	—	18,078,000	—		18,078,000
International Corporate Bonds	—	83,354,217	24,145,788		107,500,005
International Government Bonds	—	167,667,158	—		167,667,158
International Commercial Paper	—	990,619,022	—		990,619,022
U.S. Commercial Paper	—	1,912,740,179	—		1,912,740,179
Foreign Currency Contracts**	—	7,124,424	—		7,124,424
Total	$2,953,755,497	$11,856,167,595	$61,978,267		$14,871,901,359
Liabilities:
Foreign Currency Contracts**	$—	$6,876,183	$—		$6,876,183
Total	$—	$6,876,183	$—		$6,876,183

(a)  Transfers into/out of Level 2 represent value as of the beginning of the period. International common stocks valued at $8,299,391,181 were transferred from Level 1 to Level 2 during the six-month period ended April 30, 2015. At October 31, 2014, these securities were valued using quoted market prices in active markets; at April 30, 2015, these securities were valued based on fair value adjustment factors. There were no transfers from Level 2 to Level 1 as of the six-month period ended April 30, 2015.

(b)  Level 3 securities are identified in the Consolidated Schedule of Investments with the footnote (d).

†  See Consolidated Schedule of Investments for additional detailed categorizations.

^  Fair value represents zero.

*  Represents gold bullion.

**  Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

First Eagle Funds | Semi-Annual Report | April 30, 2015

Notes to Financial Statements (unaudited)

Fair Value Level 3 activity for the period ended April 30, 2015 was as follows:

First Eagle Overseas Fund (continued)

	International Common Stocks	Right		Term Loans	International Corporate Bonds	Total Value
Beginning Balance — market value	$31,419,040	$—	^	$4,278,594	$23,343,700	$59,041,334
Purchases	—			—	—	—
Sales	—	—		—	—	—
Transfer In — Level 3	—			—	—	—
Transfer Out — Level 3	—	—		—	—	—
Accrued Amortization	—	—		—	—	—
Realized Gains (Losses)	—	—		—	—	—
Change in Unrealized Appreciation (Depreciation)	2,789,891	—		(655,046)	802,088	2,936,933
Ending Balance — market value	$34,208,931	$—	^	$3,623,548	$24,145,788	$61,978,267
Change in unrealized gains or (losses) relating to assets still held at reporting date	$2,789,891	$—		$(655,046)	$802,088	$2,936,933

^Fair value represents zero.

First Eagle Funds | Semi-Annual Report | April 30, 2015

Notes to Financial Statements (unaudited)

First Eagle U.S. Value Fund

Description	Level 1	Level 2	Level 3	Total
Assets:†
U.S. Common Stocks	$2,003,497,833	$1,608	$—	$2,003,499,441
International Common Stocks	202,293,708	—	—	202,293,708
Investment Company	8,978	—	—	8,978
Warrant	18,250,152	—	—	18,250,152
Commodity*	178,004,446	—	—	178,004,446
U.S. Corporate Bonds	—	7,029,083	—	7,029,083
U.S. Treasury Bills	—	140,001,010	—	140,001,010
International Commercial Paper	—	115,143,265	—	115,143,265
U.S. Commercial Paper	—	235,363,731	—	235,363,731
Total	$2,402,055,117	$497,538,697	$—	$2,899,593,814

†  See Consolidated Schedule of Investments for additional detailed categorizations.

*  Represents gold bullion.

  For the six-month period ended April 30, 2015, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

First Eagle Funds | Semi-Annual Report | April 30, 2015

Notes to Financial Statements (unaudited)

First Eagle Gold Fund

Description	Level 1	Level 2	Level 3(a)		Total
Assets:†
International Common Stocks	$618,664,873	$—	$—		$618,664,873
U.S. Common Stocks	143,137,396	—	—		143,137,396
Investment Company	77,922	—	—		77,922
Commodities*	229,738,010	—	—		229,738,010
International Convertible Bond	—	—	29,100,000	(b)	29,100,000
International Commercial Paper	—	42,328,765	—		42,328,765
U.S. Commercial Paper	—	10,029,944	—		10,029,944
Total	$991,618,201	$52,358,709	$29,100,000		$1,073,076,910

(a)  Level 3 securities are identified in the Consolidated Schedule of Investments with the footnote (d).

(b)  Represents a convertible bond that is fair valued using a comparable security from the same issuer that is publicly traded.

†  See Consolidated Schedule of Investments for additional detailed categorizations.

*  Represents gold bullion and silver bullion.

  For the six-month period ended April 30, 2015, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Fair Value Level 3 activity for the period ended April 30, 2015 was as follows:

International Convertible Bonds
Beginning Balance — market value	$27,618,750
Purchases	—
Sales	(14,218)
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued Amortization	—
Realized Gains (Losses)	(1,820,718)
Change in Unrealized Appreciation (Depreciation)	3,316,186
Ending Balance — market value	$29,100,000
Change in unrealized gains or (losses) relating to assets still held at reporting date	$1,481,250

First Eagle Funds | Semi-Annual Report | April 30, 2015

Notes to Financial Statements (unaudited)

First Eagle Global Income Builder Fund

Description	Level 1	Level 2(a)	Level 3(b)	Total
Assets:†
International Common Stocks	$111,465,998	$384,748,741	$1,820,000	$498,034,739
U.S. Common Stocks	169,176,865	—	—	169,176,865
U.S. Preferred Stock	1,139,617	—	—	1,139,617
Closed-End Fund	1,979,706	—	—	1,979,706
Commodity*	15,426,428	—	—	15,426,428
U.S. Corporate Bonds	—	282,680,225	—	282,680,225
International Corporate Bonds	—	130,629,635	—	130,629,635
International Government Bonds	—	16,658,710	—	16,658,710
Term Loans	—	82,501,296	—	82,501,296
International Commercial Paper	—	85,532,478	—	85,532,478
U.S. Commercial Paper	—	20,268,887	—	20,268,887
Foreign Currency Contracts**	—	970,854	—	970,854
Total	$299,188,614	$1,003,990,826	$1,820,000	$1,304,999,440
Liabilities:
Foreign Currency Contracts**	$—	$392,067	$—	$392,067
Total	$—	$392,067	$—	$392,067

(a)  Transfers into/out of Level 2 represent value as of the beginning of the period. International common stocks valued at $365,201,480 were transferred from Level 1 to Level 2 during the six-month period ended April 30, 2015. At October 31, 2014, these securities were valued using quoted market prices in active markets; at April 30, 2015, these securities were valued based on fair value adjustment factors. There were no transfers from Level 2 to Level 1 as of the six-month period ended April 30, 2015.

(b)  Level 3 securities are identified in the Schedule of Investments with the footnote (c).

†  See Schedule of Investments for additional detailed categorizations.

*  Represents gold bullion.

**  Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

First Eagle Funds | Semi-Annual Report | April 30, 2015

Notes to Financial Statements (unaudited)

Fair Value Level 3 activity for the period ended April 30, 2015 was as follows:

First Eagle Global Income Builder Fund (continued)

International Common Stocks
Beginning Balance — market value	$1,886,000
Purchases	—
Sales	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued Amortization	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(66,000)
Ending Balance — market value	$1,820,000
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(66,000)

First Eagle Funds | Semi-Annual Report | April 30, 2015

Notes to Financial Statements (unaudited)

First Eagle High Yield Fund

Description	Level 1	Level 2(a)	Level 3	Total
Assets:†
U.S. Corporate Bonds	$—	$492,045,833	$—	$492,045,833
International Corporate Bonds	—	197,918,764	—	197,918,764
Term Loans	—	144,238,714	—	144,238,714
International Commercial Paper	—	60,017,633	—	60,017,633
U.S. Commercial Paper	—	14,221,921	—	14,221,921
Foreign Currency Contracts*	—	744,262	—	744,262
Total	$—	$909,187,127	$—	$909,187,127
Liabilities:
Foreign Currency Contracts*	$—	$390,979	$—	$390,979
Total	$—	$390,979	$—	$390,979

(a)  Transfers into/out of Level 2 represent value as of the beginning of the period. An international corporate bond valued at $10,108,468 was transferred from Level 3 to Level 2 during the six-month period ended April 30, 2015. At October 31, 2014, this security was valued using other significant unobservable inputs; at April 30, 2015, this security was valued using broker quotes. There was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

†  See Schedule of Investments for additional detailed categorizations.

*  Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the period ended April 30, 2015 was as follows:

International Corporate Bond
Beginning Balance — market value	$10,108,468
Purchases	—
Sales	—
Transfer In — Level 3	—
Transfer Out — Level 3	(10,108,468)
Accrued Amortization	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	—
Ending Balance — market value	$—
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—

First Eagle Funds | Semi-Annual Report | April 30, 2015

Notes to Financial Statements (unaudited)

First Eagle Fund of America

Description	Level 1	Level 2	Level 3	Total
Assets:†
U.S. Common Stocks	$3,652,852,055	$—	$—	$3,652,852,055
International Common Stock	147,836,912	—	—	147,836,912
Investment Company	26,333,931	—	—	26,333,931
Total	$3,827,022,898	$—	$—	$3,827,022,898
Liabilities:
Covered Call Options Written	$16,322,161	$—	$—	$16,322,161
Total	$16,322,161	$—	$—	$16,322,161

†  See Schedule of Investments for additional detailed categorizations.

  For the six-month period ended April 30, 2015, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

c)  Investment transactions and income — Investment transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from investment transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income, each Fund accretes discounts and amortizes premiums on debt obligations using the effective yield method. Investment income is allocated to each Fund's share class in proportion to its relative net assets. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

d)  Expenses — Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds may be allocated to each Fund in proportion to its relative net assets. Certain expenses are shared with the First Eagle Variable Funds, an affiliated fund group. Such costs are generally allocated using the ratio of the Fund's average daily net assets relative to the total average daily net assets of the First Eagle Variable Funds. Earnings credits may reduce shareholder servicing agent fees by the amount of interest earned on balances with such service provider.

e)  Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of each of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on

First Eagle Funds | Semi-Annual Report | April 30, 2015

Notes to Financial Statements (unaudited)

investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the securities. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

f)  Forward currency contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward currency contracts. The First Eagle Global Fund, First Eagle Overseas Fund, First Eagle Global Income Builder Fund and First Eagle High Yield Fund enter into foreign exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds' currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in foreign exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after each Fund's portfolio. Outstanding contracts at period end are indicative of the volume of activity during the period, proportionate to the net assets of the Fund.

The Funds adopted provisions surrounding disclosures and derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

At April 30, 2015, the Funds had the following foreign forward currency contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Realized Gain(3)	Change in Depreciation(4)
Foreign Currency	$9,187,040	$14,015,737	$366,849,131	$(196,139,742)

First Eagle Funds | Semi-Annual Report | April 30, 2015

Notes to Financial Statements (unaudited)

First Eagle Overseas Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Realized Gain(3)	Change in Depreciation(4)
Foreign Currency	$7,124,424	$6,876,183	$196,609,576	$(103,352,126)

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Realized Gain(3)	Change in Depreciation(4)
Foreign Currency	$970,854	$392,067	$7,835,641	$(3,443,136)

First Eagle High Yield Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Realized Gain(3)	Change in Depreciation(4)
Foreign Currency	$744,262	$390,979	$1,434,839	$(977,103)

(1)  Statements of Assets and Liabilities location: Receivable for forward currency contracts held, at value.

(2)  Statements of Assets and Liabilities location: Payable for forward currency contracts held, at value.

(3)  Statements of Operations location: Net realized gains (losses) from foreign currency and forward contract related transactions.

(4)  Statements of Operations location: Changes in unrealized appreciation (depreciation) of foreign currency and forward contract related translation.

The following tables present each Fund's gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each Fund as of April 30, 2015.

First Eagle Global Fund

Counterparty	Gross Amounts of Assets Presented in Statements of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
JPMorgan Chase Bank N.A.	$9,187,040	$—	$—	$9,187,040

First Eagle Funds | Semi-Annual Report | April 30, 2015

Notes to Financial Statements (unaudited)

First Eagle Global Fund (continued)

Counterparty	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount (Not Less Than $0)
BNY Mellon	$12,598,072	$—	$—	$12,598,072
UBS AG	1,417,665	—	—	1,417,665
	$14,015,737	$—	$—	$14,015,737

First Eagle Overseas Fund

Counterparty	Gross Amounts of Assets Presented in Statements of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
JPMorgan Chase Bank N.A.	$7,124,424	$—	$—	$7,124,424
Counterparty	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount (Not Less Than $0)
BNY Mellon	$6,276,555	$—	$—	$6,276,555
UBS AG	599,628	—	—	599,628
	$6,876,183	$—	$—	$6,876,183

First Eagle Global Income Builder Fund

Counterparty	Gross Amounts of Assets Presented in Statements of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
JPMorgan Chase Bank N.A.	$970,854	$—	$—	$970,854

First Eagle Funds | Semi-Annual Report | April 30, 2015

Notes to Financial Statements (unaudited)

First Eagle Global Income Builder Fund (continued)

Counterparty	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount (Not Less Than $0)
BNY Mellon	$339,740	$—	$—	$339,740
UBS AG	52,327	—	—	52,327
	$392,067	$—	$—	$392,067

First Eagle High Yield Fund

Counterparty	Gross Amounts of Assets Presented in Statements of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
JPMorgan Chase Bank N.A.	$744,262	$(390,979)	$—	$353,283
Counterparty	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount (Not Less Than $0)
JPMorgan Chase Bank N.A.	$390,979	$(390,979)	$—	$0

g)  Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, First Eagle Global Fund, First Eagle U.S. Value Fund, First Eagle Global Income Builder Fund and First Eagle Fund of America write covered call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation/depreciation is recorded. If there is no sale on such day, the mean between the last bid and asked prices is used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

First Eagle Funds | Semi-Annual Report | April 30, 2015

Notes to Financial Statements (unaudited)

The Funds may be required to earmark assets to cover its obligations under option contracts. In general, a call option is covered if the Funds hold, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by the Funds in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by the Funds, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This "opportunity cost" may be partially or wholly offset by the premium received for the covered call written by the Funds. The risk in writing a covered call option is that the Funds give up the opportunity for profit if the market price of the underlying security increases and the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

For the six-month period ended April 30, 2015, First Eagle Global Fund, First Eagle U.S. Value Fund, First Eagle Global Income Builder Fund and First Eagle Fund of America had the following options transactions.

First Eagle Global Fund

Written Options	Number of Contracts	Premium Received
Options outstanding at October 31, 2014	40,500	$2,422,323
Options written	14,140	795,957
Options assigned	(3,540)	(466,603)
Options expired/closed	(51,100)	(2,751,677)
Options outstanding at April 30, 2015	0	$0

First Eagle Funds | Semi-Annual Report | April 30, 2015

Notes to Financial Statements (unaudited)

As of April 30, 2015, there were no portfolio securities earmarked to cover collateral requirements for written options.

First Eagle U.S. Value Fund

Written Options	Number of Contracts	Premium Received
Options outstanding at October 31, 2014	4,500	$269,147
Options written	1,760	90,951
Options assigned	(360)	(47,451)
Options expired/closed	(5,900)	(312,647)
Options outstanding at April 30, 2015	0	$0

As of April 30, 2015, there were no portfolio securities earmarked to cover collateral requirements for written options.

First Eagle Global Income Builder Fund

Written Options	Number of Contracts	Premium Received
Options outstanding at October 31, 2014	0	$0
Options written	710	23,296
Options assigned	0	0
Options expired/closed	(710)	(23,296)
Options outstanding at April 30, 2015	0	$0

As of April 30, 2015, there were no portfolio securities earmarked to cover collateral requirements for written options.

First Eagle Fund of America

Written Options	Number of Contracts	Premium Received
Options outstanding at October 31, 2014	134,586	$33,572,744
Options written	364,834	94,874,080
Options assigned	(9,092)	(2,650,979)
Options expired/closed	(444,337)	(112,996,013)
Options outstanding at April 30, 2015	45,991	$12,799,832

As of April 30, 2015, portfolio securities valued at $330,152,920 were earmarked to cover collateral requirements for written options.

Outstanding contracts at period-end are indicative of the volume of activity during the period.

First Eagle Funds | Semi-Annual Report | April 30, 2015

Notes to Financial Statements (unaudited)

At April 30, 2015, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

	Gain or (Loss) Derivative Recognized in Income
Risk Type	Realized Gain(2)	Change in Depreciation(3)
Equity — Written options	$3,218,280	$(842,823)

First Eagle U.S. Value Fund

	Gain or (Loss) Derivative Recognized in Income
Risk Type	Realized Gain(2)	Change in Depreciation(3)
Equity — Written options	$360,098	$(93,647)

First Eagle Global Income Builder Fund

	Gain or (Loss) Derivative Recognized in Income
Risk Type	Realized Gain(2)	Change in Depreciation(3)
Equity — Written options	$23,296	$—

First Eagle Fund of America

		Gain or (Loss) Derivative Recognized in Income
Risk Type	Liability Derivative Fair Value(1)	Realized Loss(2)	Change in Appreciation(3)
Equity — Written options	$16,322,161	$(6,901,856)	$2,567,136

(1)  Statements of Assets and Liabilities location: Option contracts written, at value.

(2)  Statements of Operations location: Net realized gains (losses) from written options & investment transactions of unaffiliated issuers.

(3)  Statements of Operations location: Changes in unrealized appreciation (depreciation) of written options & investment transactions.

h)  Repurchase agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the adviser's credit guidelines. Each repurchase agreement is valued at

First Eagle Funds | Semi-Annual Report | April 30, 2015

Notes to Financial Statements (unaudited)

market. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

i)  Term Loans — A Fund may invest in term loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the "Borrower") in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the "Agent") for a group of loan investors ("Loan Investors"). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any intermediary between the Fund and the Borrower ("Intermediate Participants"). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enters into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

j)  Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities ("TIPS") which are specially structured bonds in which the principal amount is adjusted to keep pace with inflation. The inflation (deflation) adjustment is applied to the principal of each bond on a daily basis and is accounted for as interest income on the Statements of Operations. TIPS are subject to interest rate risk.

k)  Restricted Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund's Schedule of Investments.

l)  United States income taxes — No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of the Code for a Regulated Investment Company. The Funds declare and pay such income and capital gains on an annual basis except for the First Eagle High Yield Fund which declares income daily and pays monthly and First Eagle Global Income Builder Fund which declares income daily and pays quarterly.

The Funds adopted provisions surrounding income taxes, which require the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not"

First Eagle Funds | Semi-Annual Report | April 30, 2015

Notes to Financial Statements (unaudited)

standard that based on their technical merits, have a more than 50% likelihood of being sustained upon examination. Management of the Trust has analyzed the Funds' tax positions taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements.

m)  Class Accounting — Investment income, common expenses and realized/unrealized gain or loss on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

n)  Use of estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

o)  Redemption Fee — A redemption fee of 2% will be applied to the First Eagle Gold Fund for the sale or exchange within 60 days of the purchase of such shares.

p)  Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Note 2 — Investment Advisory, Custody and Administration Agreements; Transactions with Related Persons

For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Funds and the Adviser (the "Advisory Agreement") an annual advisory fee as follows:

Fund	Management Fee (% of Average Daily Net Assets)
First Eagle Global Fund	0.75%
First Eagle Overseas Fund	0.75
First Eagle U.S. Value Fund	0.75
First Eagle Gold Fund	0.75
First Eagle Global Income Builder Fund	0.75
First Eagle High Yield Fund	0.70
First Eagle Fund of America	1.00

The Adviser receives from First Eagle Fund of America an annual advisory fee at the rate of 1.00% of the first $1.5 billion of the average daily net assets, 0.95% of the next $1 billion of the average daily net assets; 0.90% on the next $2.5 billion of the average daily net assets and 0.85% in excess of $5 billion of the average daily net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2015

Notes to Financial Statements (unaudited)

The Adviser has agreed to waive First Eagle High Yield Fund's management fee at an annual rate in the amount of 0.05% of the daily average net assets to 0.65% for the period January 1, 2015 to February 29, 2016.

Pursuant to a subadvisory agreement, dated December 10, 2002 (agreement was amended and restated most recently in September 2009) ("Subadvisory Agreement") Iridian Asset Management LLC ("Iridian" or "Sub-Adviser") manages the investments of the First Eagle Fund of America. The fees paid to Iridian by the Adviser under the Subadvisory Agreement are based on a reference amount equal to 50% of the combined (i) fees received by the Adviser for advisory services on behalf of the Fund and (ii) the fees received by the Fund's distributor for its shareholder liaison services on behalf of the Fund. These amounts are reduced by certain direct marketing costs borne by the Adviser in connection with the Fund and are further reduced by the amount paid by the Adviser for certain administrative expenses incurred in providing services to the Fund.

The Adviser had contractually agreed to waive its management fee and/or reimburse expenses, for the First Eagle High Yield Fund and First Eagle Global Income Builder Fund, as allowed by law, so that the total annual operating expenses (excluding certain items) of the First Eagle High Yield Fund's Class A, Class C and Class I shares did not exceed 1.25%, 2.00% and 0.80%, respectively, and the First Eagle Global Income Builder Fund's Class A, Class C and Class I shares did not exceed 1.30%, 2.05%, and 1.05%, respectively, through December 31, 2013.

The Adviser may seek reimbursement for fees waived and other expenses paid by the Adviser pursuant to the Fee Waiver and Expense Reimbursement Agreement ("Agreement"). A repayment should be payable only to the extent it can be made during the thirty-six months following the applicable period during which the Adviser waived fees or reimbursed operating expenses under the Agreement. As of April 30, 2015, the Adviser may seek reimbursement of the remaining waived and reimbursed fees as follows:

First Eagle Global Income Builder Fund

Expiration	Amount
October 31, 2016	$15

During the period ended April 30, 2015, the First Eagle Global Income Builder Fund made repayments to the Adviser for previously waived and reimbursed fees in the amount of $26,872.

First Eagle High Yield Fund

Expiration	Amount
October 31, 2015	$297,386
October 31, 2016	309,343
December 31, 2016	44,141

During the period ended April 30, 2015, the First Eagle High Yield Fund made repayments to the Adviser for previously waived and reimbursed fees in the amount of $21.

First Eagle Funds | Semi-Annual Report | April 30, 2015

Notes to Financial Statements (unaudited)

The Adviser also performs certain administrative, accounting, operations, compliance and other services on behalf of the Funds and in accordance with its agreement with them, the Funds (except for First Eagle Global Income Builder Fund and First Eagle High Yield Fund which pay the fee described in the next paragraph) reimburse the Adviser for costs (including personnel, related overhead and other costs) related to those services. These reimbursements may not exceed an annual rate of 0.05% of a Fund's average daily net assets.

First Eagle Global Income Builder Fund and, effective January 1, 2015, First Eagle High Yield Fund, each pay the Adviser a monthly administration fee that is accrued daily at an annual rate of 0.05% of the Fund's average daily net assets.

For the six-month period ended April 30, 2015, the Funds paid/reimbursed and had payable to the Adviser amounts shown below:

Fund	Paid/Reimbursed to Adviser	Payable to Adviser
First Eagle Global Fund	$1,186,524	$750,000
First Eagle Overseas Fund	345,276	358,015
First Eagle U.S. Value Fund	73,876	169,500
First Eagle Gold Fund	31,004	115,075
First Eagle Global Income Builder Fund	320,339	53,555
First Eagle High Yield Fund	138,143	—
First Eagle Fund of America	74,520	189,085

The Funds have entered into Custody Agreements with State Street Bank and Trust Company ("SSB"). The Custody Agreements provide for an annual fee based on the amount of assets under custody plus transaction charges. SSB serves as custodian of the Funds' portfolio securities and other assets. SSB has directly entered into sub-custodial agreements to maintain the custody of gold bullion in the Funds. Under the terms of the Custody Agreement between the Funds and SSB, SSB maintains and deposits in separate accounts, cash, securities and other assets of the Funds. SSB is also required, upon the order of the Funds, to deliver securities held by SSB and the sub-custodian, and to make payments for securities purchased by the Funds. SSB has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

The Funds have also entered into an Administration Agreement with SSB, pursuant to which SSB provides certain financial reporting and other administrative services. SSB, as the Funds' Administrator, receives annual fees separate from and in addition to the fees it receives for its services as the Funds' custodian.

FEF Distributors, LLC, a wholly owned subsidiary of the Adviser, serves as the Funds' principal underwriter. For the six-month period ended April 30, 2015, FEF Distributors, LLC realized $748,000, $65,988, $61,025, $44,820, $66,735, $24,244 and $146,656, pertaining to the sales
First Eagle Funds | Semi-Annual Report | April 30, 2015

Notes to Financial Statements (unaudited)

of shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund and First Eagle Fund of America, respectively.

The Trust adopted a Trustee Deferred Compensation Plan (the "Plan"), which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various First Eagle Funds until distribution in accordance with the Trustee Deferred Compensation Plan. As of April 30, 2015, balances to the Plan are recorded on the Statements of Assets and Liabilities.

Note 3 — Plans of Distribution

Under the terms of the Distribution Plans and Agreements ("the Plans") with FEF Distributors, LLC ("the Distributor"), pursuant to the provisions of Rule 12b-1 under the 1940 Act, the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund and First Eagle High Yield Fund pay the Distributor monthly, a distribution fee with respect to Class A and Class C shares at an annual rate of up to 0.25% and 0.75%, respectively, of each Fund's average daily net assets. In the case of First Eagle Fund of America, it pays the Distributor monthly, a distribution fee with respect to Class A, Class C and Class Y shares at an annual rate of up to 0.25%, 0.75% and 0.25%, respectively of the average daily net assets. Under the Plans, the Distributor is obligated to use the amounts received under the Plans for, among other things, payments to qualifying dealers for their assistance in the distribution of a Fund's shares and the provision of shareholder services and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors.

The Distributor bears distribution costs of a Fund to the extent they exceed payments received under the Plan. For the six-month period ended April 30, 2015, the distribution fees incurred by the Funds are disclosed in the Statements of Operations.

The Distributor receives an annual service fee with respect to Class C at the annual rate of 0.25% of each Fund's average daily net assets, payable monthly to cover expenses incurred by the Distributor for providing shareholder liaison services, including assistance with subscriptions, redemptions and other shareholder questions. For the six-month period ended April 30, 2015, the services fees incurred by the Funds are disclosed in the Statements of Operations.

Note 4 — Purchases and Sales of Securities

During the six-month period ended April 30, 2015, the cost of purchases of investments, excluding U.S. Government and short-term securities, totaled $4,020,562,316, $467,863,703, $200,304,727, $49,807,186, $204,853,080, $132,004,559 and $893,173,058 for First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund and First Eagle Fund of America, respectively. Proceeds from sales of investments, excluding U.S. Government securities and short-term securities, totaled $2,395,118,373, $852,520,907, $435,507,051, $125,940,052, $234,044,194, $364,771,501

First Eagle Funds | Semi-Annual Report | April 30, 2015

Notes to Financial Statements (unaudited)

and $414,495,677 for First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund and First Eagle Fund of America, respectively.

During the six month period ended April 30, 2015, there were no purchases or sales of U.S. Government securities, excluding short-term securities, for First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund and First Eagle Fund of America.

Note 5 — Line of Credit

At a meeting on September 10, 2014, the Board of Trustees approved a $200 million committed, unsecured line of credit ("Credit Facility") with State Street Bank and Trust Company for the Funds, to be utilized for temporarily financing the purchase or sale of securities for prompt delivery in the ordinary course of business or for temporarily financing the redemption of shares of each Fund at the request of shareholders and other temporary or emergency purposes. Under the Credit Facility arrangement, each Fund has agreed to pay an annual commitment fee on the unused balance, allocated pro rata, based on the relative asset size of the Funds. A portion of the commitment fees related to the line of credit are paid by the Funds and are included in other expenses in the Statements of Operations. During the six-month period ended April 30, 2015, the Funds had borrowings under the agreement as follows:

Fund	Average Daily Loan Balance	Number of Days Outstanding	Interest Expense	Weighted Average Annualized Interest Rate
First Eagle Global Income Builder Fund	$1,831,459	4	$198	1.39%
First Eagle High Yield Fund	4,231,875	4	340	1.39

As of April 30, 2015 there were no outstanding borrowings from the credit facility.

Note 6 — Capital Stock

At April 30, 2015, the Funds have an unlimited number of shares authorized for issuance. The Funds have the ability to issue multiple classes of shares.

First Eagle Funds | Semi-Annual Report | April 30, 2015

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Notes to Financial Statements (unaudited)

Transactions in shares of capital stock were as follows:

	Six-Month Period Ended April 30, 2015
	First Eagle Global Fund
	Class A	Class C	Class I
Shares sold	21,018,883	14,208,276	44,082,141
Shares issued for reinvested dividends and distributions	14,471,069	8,073,843	15,651,677
Shares redeemed	(34,136,403)	(19,431,511)	(47,415,400)
Net increase (decrease)	1,353,549	2,850,608	12,318,418
	Year Ended October 31, 2014
	First Eagle Global Fund
	Class A	Class C	Class I
Shares sold	56,330,185	37,499,193	130,935,364
Shares issued for reinvested dividends and distributions	14,186,701	6,365,786	10,283,937
Shares redeemed	(93,180,511)	(26,552,294)	(54,105,101)
Net increase (decrease)	(22,663,625)	17,312,685	87,114,200
	Six-Month Period Ended April 30, 2015
	First Eagle Gold Fund
	Class A	Class C	Class I
Shares sold	7,634,468	1,403,345	8,095,310
Shares issued for reinvested dividends and distributions	109	40	0
Shares redeemed	(7,393,023)	(2,567,819)	(9,194,296)
Net increase (decrease)	241,554	(1,164,434)	(1,098,986)
	Year Ended October 31, 2014
	First Eagle Gold Fund
	Class A	Class C	Class I
Shares sold	10,775,881	2,859,756	16,951,957
Shares issued for reinvested dividends and distributions	—	—	—
Shares redeemed	(22,330,740)	(5,755,834)	(19,623,775)
Net increase (decrease)	(11,554,859)	(2,896,078)	(2,671,818)

First Eagle Funds | Semi-Annual Report | April 30, 2015

Notes to Financial Statements (unaudited)

	Six-Month Period Ended April 30, 2015
	First Eagle Overseas Fund			First Eagle U.S. Value Fund
	Class A	Class C	Class I	Class A	Class C	Class I
Shares sold	18,671,050	3,245,301	46,187,165	3,389,706	2,001,364	6,580,434
Shares issued for reinvested dividends and distributions	9,072,952	1,704,654	15,678,715	3,143,466	1,622,903	2,708,050
Shares redeemed	(29,890,515)	(4,928,869)	(56,521,869)	(7,952,739)	(3,887,466)	(11,254,552)
Net increase (decrease)	(2,146,513)	21,086	5,344,011	(1,419,567)	(263,199)	(1,966,068)
	Year Ended October 31, 2014
	First Eagle Overseas Fund			First Eagle U.S. Value Fund
	Class A	Class C	Class I	Class A	Class C	Class I
Shares sold	44,427,894	6,352,502	129,724,362	8,486,374	3,019,288	17,742,100
Shares issued for reinvested dividends and distributions	13,900,662	2,124,067	15,541,229	2,780,613	1,074,165	1,735,414
Shares redeemed	(100,279,490)	(7,431,547)	(69,353,379)	(26,082,508)	(6,465,684)	(15,989,633)
Net increase (decrease)	(41,950,934)	1,045,022	75,912,212	(14,815,521)	(2,372,231)	3,487,881
	Six-Month Period Ended April 30, 2015
	First Eagle Global Income Builder Fund			First Eagle High Yield Fund
	Class A	Class C	Class I	Class A	Class C	Class I
Shares sold	6,817,593	5,731,917	8,252,600	2,921,694	1,433,607	15,938,847
Shares issued for reinvested dividends and distributions	948,795	719,200	975,110	736,243	471,253	2,034,995
Shares redeemed	(7,737,526)	(4,167,457)	(10,648,850)	(6,980,973)	(4,143,921)	(32,109,336)
Net increase (decrease)	28,862	2,283,660	(1,421,140)	(3,323,036)	(2,239,061)	(14,135,494)
	Year Ended October 31, 2014
	First Eagle Global Income Builder Fund			First Eagle High Yield Fund
	Class A	Class C	Class I	Class A	Class C	Class I
Shares sold	27,926,819	22,086,272	34,790,012	11,967,998	6,703,909	45,666,781
Shares issued for reinvested dividends and distributions	806,283	394,580	485,613	1,489,044	562,101	2,190,022
Shares redeemed	(10,774,285)	(2,306,375)	(3,764,376)	(22,873,104)	(4,436,641)	(27,126,153)
Net increase (decrease)	17,958,817	20,174,477	31,511,249	(9,416,062)	2,829,369	20,730,650

First Eagle Funds | Semi-Annual Report | April 30, 2015

Notes to Financial Statements (unaudited)

	Six-Month Period Ended April 30, 2015
	First Eagle Fund of America
	Class A	Class C	Class I	Class Y
Shares sold	7,041,339	4,778,886	7,619,177	959,201
Shares issued for reinvested dividends and distributions	2,232,526	1,412,901	1,259,320	999,228
Shares redeemed	(3,657,422)	(1,556,736)	(2,677,075)	(1,100,887)
Net increase (decrease)	5,616,443	4,635,051	6,201,422	857,542
	Year Ended October 31, 2014
	First Eagle Fund of America
	Class A	Class C	Class I	Class Y
Shares sold	9,923,882	5,707,393	11,178,474	1,520,391
Shares issued for reinvested dividends and distributions	462,582	212,967	153,384	222,650
Shares redeemed	(8,975,624)	(1,975,846)	(2,654,024)	(2,571,984)
Net increase (decrease)	1,410,840	3,944,514	8,677,834	(828,943)

Transactions in dollars of capital stock were as follows:

	Six-Month Period Ended April 30, 2015
	First Eagle Global Fund
	Class A	Class C	Class I
Shares sold	$1,128,397,495	$742,754,572	$2,376,432,111
Shares issued for reinvested dividends and distributions	739,616,869	404,096,004	802,931,126
Shares redeemed	(1,835,020,364)	(1,022,323,057)	(2,555,385,538)
Net increase (decrease)	$32,994,000	$124,527,519	$623,977,699
	Year Ended October 31, 2014
	First Eagle Global Fund
	Class A	Class C	Class I
Shares sold	$3,086,829,620	$2,009,315,584	$7,279,042,721
Shares issued for reinvested dividends and distributions	737,283,068	324,909,824	536,513,028
Shares redeemed	(5,173,632,845)	(1,427,791,292)	(2,971,085,548)
Net increase (decrease)	$(1,349,520,157)	$906,434,116	$4,844,470,201

First Eagle Funds | Semi-Annual Report | April 30, 2015

Notes to Financial Statements (unaudited)

	Six-Month Period Ended April 30, 2015
	First Eagle Overseas Fund
	Class A	Class C	Class I
Shares sold	$426,032,456	$71,541,722	$1,071,669,777
Shares issued for reinvested dividends and distributions	194,161,228	35,439,769	342,109,590
Shares redeemed	(679,194,297)	(108,491,530)	(1,303,138,684)
Net increase (decrease)	$(59,000,613)	$(1,510,039)	$110,640,683
	Year Ended October 31, 2014
	First Eagle Overseas Fund
	Class A	Class C	Class I
Shares sold	$1,055,459,444	$145,990,404	$3,157,484,001
Shares issued for reinvested dividends and distributions	313,042,960	46,559,542	355,894,147
Shares redeemed	(2,400,625,988)	(171,346,340)	(1,670,215,413)
Net increase (decrease)	$(1,032,123,584)	$21,203,606	$1,843,162,735

First Eagle Funds | Semi-Annual Report | April 30, 2015

Notes to Financial Statements (unaudited)

	Six-Month Period Ended April 30, 2015
	First Eagle U.S. Value Fund
	Class A	Class C	Class I
Shares sold	$69,345,629	$40,216,095	$134,344,627
Shares issued for reinvested dividends and distributions	61,486,312	31,322,093	53,619,398
Shares redeemed	(163,300,001)	(78,565,294)	(233,372,453)
Net increase (decrease)	$(32,468,060)	$(7,027,106)	$(45,408,428)
	Year Ended October 31, 2014
	First Eagle U.S. Value Fund
	Class A	Class C	Class I
Shares sold	$174,417,356	$61,016,322	$375,232,586
Shares issued for reinvested dividends and distributions	53,693,682	20,559,539	33,909,992
Shares redeemed	(540,218,333)	(131,547,884)	(332,025,497)
Net increase (decrease)	$(312,107,295)	$(49,972,023)	$77,117,081

	Six-Month Period Ended April 30, 2015
	First Eagle High Yield Fund
	Class A	Class C	Class I
Shares sold	$27,875,286	$13,711,439	$152,624,997
Shares issued for reinvested dividends and distributions	7,003,047	4,473,980	19,359,546
Shares redeemed	(66,763,159)	(39,484,903)	(305,434,527)
Net increase (decrease)	$(31,884,826)	$(21,299,484)	$(133,449,984)
	Year Ended October 31, 2014
	First Eagle High Yield Fund
	Class A	Class C	Class I
Shares sold	$121,926,325	$68,190,256	$464,620,390
Shares issued for reinvested dividends and distributions	15,172,616	5,714,634	22,260,582
Shares redeemed	(232,900,282)	(45,101,192)	(275,613,957)
Net increase (decrease)	$(95,801,341)	$28,803,698	$211,267,015

First Eagle Funds | Semi-Annual Report | April 30, 2015

Notes to Financial Statements (unaudited)

	Six-Month Period Ended April 30, 2015
	First Eagle Gold Fund			First Eagle Global Income Builder Fund
	Class A	Class C	Class I	Class A	Class C	Class I
Shares sold	$111,503,587	$19,820,812	$118,708,694	$76,061,644	$63,901,792	$92,025,809
Shares issued for reinvested dividends and distributions	1,718	590	—	10,309,388	7,781,941	10,576,794
Shares redeemed	(105,710,130)	(35,399,370)	(133,997,003)	(85,956,386)	(46,235,197)	(118,416,036)
Net increase (decrease)	$5,795,175	$(15,577,968)	$(15,288,309)	$414,646	$25,448,536	$(15,813,433)
	Year Ended October 31, 2014
	First Eagle Gold Fund			First Eagle Global Income Builder Fund
	Class A	Class C	Class I	Class A	Class C	Class I
Shares sold	$177,606,432	$45,271,555	$285,854,243	$325,859,860	$257,548,291	$407,033,032
Shares issued for reinvested dividends and distributions	—	—	—	9,432,140	4,605,185	5,666,726
Shares redeemed	(362,140,244)	(87,598,940)	(307,257,723)	(126,739,866)	(26,641,785)	(43,485,377)
Net increase (decrease)	$(184,533,812)	$(42,327,385)	$(21,403,480)	$208,552,134	$235,511,691	$369,214,381

	Six-Month Period Ended April 30, 2015
	First Eagle Fund of America
	Class A	Class C	Class I	Class Y
Shares sold	$264,980,521	$152,330,957	$291,984,183	$36,962,353
Shares issued for reinvested dividends and distributions	78,831,002	42,189,446	45,373,323	36,042,154
Shares redeemed	(138,027,236)	(49,923,088)	(103,786,260)	(42,727,737)
Net increase (decrease)	$205,784,287	$144,597,315	$233,571,246	$30,276,770
	Year Ended October 31, 2014
	First Eagle Fund of America
	Class A	Class C	Class I	Class Y
Shares sold	$372,435,762	$183,641,692	$435,311,387	$57,925,767
Shares issued for reinvested dividends and distributions	16,199,868	6,418,865	5,474,261	7,953,046
Shares redeemed	(342,545,205)	(63,631,853)	(101,141,276)	(98,025,745)
Net increase (decrease)	$46,090,425	$126,428,704	$339,644,372	$(32,146,932)

First Eagle Funds | Semi-Annual Report | April 30, 2015

Notes to Financial Statements (unaudited)

At April 30, 2015, no shareholders owned more than 5% of any class of the First Eagle Funds.

Note 7 — Indemnification and Investment Risk

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote. The Funds may have elements of risk not typically associated with investments in the United States of America due to their investments in foreign countries or regions. Such foreign investments may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities. The securities markets in many emerging-market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries.

The First Eagle High Yield Fund and First Eagle Global Income Builder Fund invest in high yield securities which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities. These high yield securities may be considered speculative with respect to the issuer's continuing ability to make principal and interest payments and may be subject to significant price fluctuations.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds enter into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statements of Assets and Liabilities.

Note 8 — Redemption In-Kind Transactions

The redemption in-kind policy for all of the Funds reserves the right of the Funds to pay redemptions in-kind (i.e., payments in the form of marketable securities or, as needed, other traded assets, rather than cash) if the redemption request is large enough to affect a Fund's operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). When receiving assets distributed in-kind, the recipient will bear applicable commissions or other costs on their sale. There were no redemptions in-kind as of April 30, 2015.

Note 9 — Subsequent Events

In accordance with the provision surrounding Subsequent Events adopted by the Funds, management has evaluated the possibility of subsequent events existing in the Funds' financial statements. Management has determined that there are no material events that would require disclosures in the Funds' financial statements.

First Eagle Funds | Semi-Annual Report | April 30, 2015

Fund Expenses (unaudited)

Example

As a shareholder of the First Eagle Funds, you may incur two types of costs: (1) transaction costs including front-end and contingent deferred sales charges (loads), and (2) ongoing costs, including advisory fees; distribution fees (12b-1) and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested on November 1, 2014 and held for the six-months ended April 30, 2015.

Actual Expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

First Eagle Funds | Semi-Annual Report | April 30, 2015

Fund Expenses (unaudited)

Based on Actual Total Return(1)

	Actual Total Return without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid during the Period(3)
First Eagle Global Fund Consolidated
Class A	4.73%	$1,000.00	$1,047.30	1.12%	$5.69
Class C	4.34	1,000.00	1,043.40	1.86	9.42
Class I	4.87	1,000.00	1,048.70	0.84	4.27
First Eagle Overseas Fund Consolidated
Class A	7.08	1,000.00	1,070.80	1.17	6.01
Class C	6.72	1,000.00	1,067.20	1.90	9.74
Class I	7.25	1,000.00	1,072.50	0.87	4.47
First Eagle U.S. Value Fund Consolidated
Class A	2.71	1,000.00	1,027.10	1.16	5.83
Class C	2.31	1,000.00	1,023.10	1.90	9.53
Class I	2.83	1,000.00	1,028.30	0.87	4.38
First Eagle Gold Fund Consolidated
Class A	11.15	1,000.00	1,111.50	1.38	7.22
Class C	10.67	1,000.00	1,106.70	2.13	11.13
Class I	11.27	1,000.00	1,112.70	1.05	5.50
First Eagle Global Income Builder Fund
Class A	2.37	1,000.00	1,023.70	1.20	6.02
Class C	1.99	1,000.00	1,019.90	1.94	9.72
Class I	2.41	1,000.00	1,024.10	0.94	4.72
First Eagle High Yield Fund
Class A	1.09	1,000.00	1,010.90	1.14	5.68
Class C	0.72	1,000.00	1,007.20	1.87	9.31
Class I	1.24	1,000.00	1,012.40	0.84	4.19
First Eagle Fund of America
Class A	5.91	1,000.00	1,059.10	1.35	6.89
Class C	5.53	1,000.00	1,055.30	2.09	10.65
Class I	6.08	1,000.00	1,060.80	1.05	5.37
Class Y	5.91	1,000.00	1,059.10	1.35	6.89

(1)  For the six-months ended April 30, 2015.

(2)  Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge, exchange fees or redemption fees. Had the effect of sales charges been reflected, expenses would have been higher and returns lower. Total return is not annualized, as it may not be representative of the total return for the year.

(3)  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

First Eagle Funds | Semi-Annual Report | April 30, 2015

Fund Expenses (unaudited)

Hypothetical Example for Comparison Purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the First Eagle Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Funds with the 5% hypothetical examples that appear in the shareholder reports of other funds.

This Example is based on an investment of $1,000 invested on November 1, 2014 and held for the six-months ended April 30, 2015.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

First Eagle Funds | Semi-Annual Report | April 30, 2015

Fund Expenses (unaudited)

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid during the Period(2)
First Eagle Global Fund Consolidated
Class A	5.00%	$1,000.00	$1,019.24	1.12%	$5.61
Class C	5.00	1,000.00	1,015.57	1.86	9.30
Class I	5.00	1,000.00	1,020.63	0.84	4.21
First Eagle Overseas Fund Consolidated
Class A	5.00	1,000.00	1,018.99	1.17	5.86
Class C	5.00	1,000.00	1,015.37	1.90	9.49
Class I	5.00	1,000.00	1,020.48	0.87	4.36
First Eagle U.S. Value Fund Consolidated
Class A	5.00	1,000.00	1,019.04	1.16	5.81
Class C	5.00	1,000.00	1,015.37	1.90	9.49
Class I	5.00	1,000.00	1,020.48	0.87	4.36
First Eagle Gold Fund Consolidated
Class A	5.00	1,000.00	1,017.95	1.38	6.90
Class C	5.00	1,000.00	1,014.23	2.13	10.64
Class I	5.00	1,000.00	1,019.59	1.05	5.26
First Eagle Global Income Builder Fund
Class A	5.00	1,000.00	1,018.84	1.20	6.01
Class C	5.00	1,000.00	1,015.17	1.94	9.69
Class I	5.00	1,000.00	1,020.13	0.94	4.71
First Eagle High Yield Fund
Class A	5.00	1,000.00	1,019.14	1.14	5.71
Class C	5.00	1,000.00	1,015.52	1.87	9.35
Class I	5.00	1,000.00	1,020.63	0.84	4.21
First Eagle Fund of America
Class A	5.00	1,000.00	1,018.10	1.35	6.76
Class C	5.00	1,000.00	1,014.43	2.09	10.44
Class I	5.00	1,000.00	1,019.59	1.05	5.26
Class Y	5.00	1,000.00	1,018.10	1.35	6.76

(1)  For the six-months ended April 30, 2015.

(2)  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

First Eagle Funds | Semi-Annual Report | April 30, 2015

General Information

Quarterly Form N-Q portfolio schedule

The First Eagle Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's Web site at www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1.800.SEC.0330. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1.800.334.2143.

Proxy voting policies, procedures and record

You may obtain a description of the Funds' (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Funds voted any proxies related to portfolio securities during the most recent twelve-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Funds directly at 1.800.334.2143 or on the EDGAR Database on the SEC's Web site at www.sec.gov.

First Eagle Funds | Semi-Annual Report | April 30, 2015

Consideration of Investment Advisory Agreements

The Advisory Agreements between the Trust and the Adviser as to First Eagle Global Fund ("Global Fund"), First Eagle Overseas Fund ("Overseas Fund"), First Eagle U.S. Value Fund ("U.S. Value Fund"), First Eagle Gold Fund ("Gold Fund"), First Eagle Fund of America ("First Eagle Fund of America") First Eagle High Yield Fund ("High Yield Fund") and First Eagle Global Income Builder ("Global Income Builder") continue in effect only so long as such continuance is specifically approved at least annually in conformity with the Investment Company Act. The Advisory Agreements also provide that the Adviser will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Advisory Agreements relate, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Advisory Agreements also provide that they will terminate automatically if assigned, within the meaning of the Investment Company Act, and that they may be terminated without penalty by either party upon not more than 60 days' nor less than 30 days' written notice.

The Board of Trustees approved the Advisory Agreements most recently on December 12, 2014. As part of their review of the agreements, the Trustees requested and received information on, among other things, the Funds' performance and fees as well as the services provided by the Adviser and its profitability. Prior to approving the agreements, the Independent Trustees met in Executive Session with their independent counsel and reviewed their legal and fiduciary obligations and the factors relating to their approval. In their deliberations, each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. At the conclusion of their review the Trustees determined that the advisory fees were fair and reasonable and within the range of what could be negotiated at arm's length, and that the continuance of the agreements should serve the best interests of the Fund and its shareholders. The Trustees considered the following topics in reaching their conclusion to continue the agreements:

Nature, Quality, and Extent of Services Provided by Adviser

•  The Trustees reviewed the services provided by the Adviser to the Funds. The Adviser provides the Funds with investment research, advice and supervision and continuously furnishes an investment portfolio for the Funds consistent with the Funds' investment objectives, policies and restrictions as set forth in the Funds' Prospectuses.

•  The Trustees reviewed each Fund's long-standing historical relationship with the Adviser and the institutional resources available to the Adviser. The Trustees commented on the background and experience of the Funds' Portfolio Managers and the quality of the Trustees' frequent meetings with them both individually and as a group over the course of the year.

First Eagle Funds | Semi-Annual Report | April 30, 2015

Investment Performance of Fund and Adviser

•  The Trustees reviewed the performance of each Fund on both an absolute and a relative basis. Outperformance for some Funds over the various periods listed below was noted relative to the Funds' benchmarks, to the performance of peer mutual funds and to Morningstar, Lipper and the Performance Universe average (all periods ending as of September 30, 2014):

°  Global Fund: Outperformed composites over the trailing 1-, 3-, 5- and 10-year periods; outperformed peer group median over the trailing 10-year period; outperformed benchmark over the trailing 10-year period.

°  Overseas Fund: Outperformed composites and benchmark median over the trailing 1-, 5- and 10-year periods; outperformed peer group median over the trailing 5- and 10-year periods.

°  U.S. Value Fund: Outperformed composites and benchmark over the trailing 10-year period.

°  Gold Fund: Outperformed composites, benchmark, and peer group median over the trailing 1-, 3-, 5-, and 10-year periods.

°  Global Income Builder Fund: Outperformed composites, one of its two indexes, and peer group median over the trailing 1-year period.

°  High Yield Fund: Outperformed composites and peer group median over the trailing 5-year period.

°  Fund of America: Outperformed composites, benchmark, and peer group median over the trailing 3-, 5-, and 10-year periods.

  The relative results of a number of the Funds (Global Fund, Overseas Fund, U.S. Value Fund, High Yield Fund and First Eagle Fund of America) were noted as being at or near the top of their peer groups for the following periods (all periods ending as of September 30, 2014):

°  Global Fund: the trailing 5- and 10-year periods.

°  Overseas Fund: the trailing 5- and 10-year periods.

°  Gold Fund: the trailing 1-, 3-, and 5-year periods.

°  Global Income Builder Fund: the trailing 1-year period.

°  High Yield Fund: the trailing 5-year period.

°  Fund of America: the trailing 1-, 5- and 10-year periods.

The Trustees commented on (and management discussed) the generally less favorable one-year relative performance results for Global Fund, Overseas Fund and U.S. Value Fund, though strong one-year relative results were noted for Gold Fund, Global Income Builder Fund and Fund of

First Eagle Funds | Semi-Annual Report | April 30, 2015

America. Losses on an absolute basis over the prior year were noted for Gold Fund, though there was relative out-performance over the same period. Contributors to the lagging one-year results (both with and without the impact of higher than median cash positions) were discussed.

•  Performance for each Fund was determined to be appropriate given benchmarks, peer comparisons and on an absolute basis, and reflective of each Fund's investment objective and philosophy.

Costs of Services To Be Provided and Profits To Be Realized by Investment Adviser and its Affiliates From Relationship with Funds; Economies of Scale; Fall-Out Benefits

•  The Trustees reviewed the total compensation received by the Adviser and the Funds' total costs for using the Adviser's services, taking into account expenses incurred by the Adviser that are passed through to the Funds. They concluded that this compensation was commensurate with the nature, extent, and quality of the services provided and therefore fair and reasonable under the circumstances, and referred to their prior discussion on performance of each Fund, including a review of performance against each Fund's respective composites, benchmark and peer group. As part of their analysis, the Trustees considered fees charged by investment advisers to peer mutual funds for services comparable to those provided by the Adviser and referred to a report specifically prepared by an independent third party data provider in connection with the review of the arrangements between the Funds and the Adviser and a summary of such report prepared by Management. In doing so, they considered fees charged by investment advisers to peer mutual funds and determined that the Adviser's fees were competitive, with the net management fees for some Funds being higher and for some Funds being lower than their peer averages/medians, but all being within the range of peers. The Trustees noted fee schedule "breakpoints" providing for potential reductions in the First Eagle Fund of America management fee over time. The Trustees also considered waived advisory fees to date from Global Income Builder Fund and High Yield Fund and noted that, while no waivers had been in effect for 2014, the Adviser had agreed to waive 5 b.p. of its advisory fee for High Yield Fund from January 1, 2015 through February 29, 2016. The Trustees also considered, where applicable, the advisory fees charged to other clients of the Adviser with similar investment objective(s) to a Fund and received information that for some Funds, the fees charged to these other clients were higher or lower relative to the respective Fund. The Trustees were apprised that for some of these other accounts there are different styles and categories of services provided, which may be reflected in lower fees charged relative to the respective Fund. While analyzing the effects of direct and indirect compensation to the Adviser and its affiliates, such as soft dollar and other service benefits, the Trustees considered the levels of soft dollars, the absence of affiliated broker-dealer relationships, and the effects of the administrative service fees and reimbursements paid to the Adviser.

•  The Trustees reviewed the Funds' expense ratios, which were deemed reasonable both on an absolute basis and in comparison to peer funds. The Trustees discussed the impact of the advisory fee on the ratio of total expenses to total assets and noted that the Funds' expense ratios generally had decreased over time as the Funds grew, highlighting a benefit to shareholders

First Eagle Funds | Semi-Annual Report | April 30, 2015

resulting from the development of economies of scale in the operation of the Funds. The Trustees noted that expense ratios for most of the Funds (excluding Gold Fund) had decreased relative to the prior year and reviewed the causes of those decreases. For each Fund (excluding Gold Fund), the principal contributing factor for this decrease is an increase in average net assets over the prior year. The Trustees also considered the effect of Fund asset size on particular categories of expenses, both currently and relative to prior periods. The Trustees again noted the fee schedule "breakpoints" providing for potential reductions in the First Eagle Fund of America management fee over time and the fee waiver to be implemented for High Yield Fund effective January 1, 2015. The Trustees noted the impact on expense ratios of the administrative fees or reimbursements paid to or charged by the Adviser, as the case may be. The Trustees noted that the Adviser is able to employ economies of scale in certain areas relating to the management of the Fund, such as investment management, trading, compliance and back-office operations.

•  The Trustees reviewed the Adviser's financial condition and profitability. They commented that profits appear strong, although not excessive and commensurate with the Funds' performance, based on the information provided at the meeting. The Trustees also noted that the Adviser has always shown the willingness to commit resources to support investment in the business and to maintain the generally high quality of the overall shareholder experience in the Funds, such as attracting and retaining qualified personnel and investing in industry leading technologies. The Trustees reviewed the level of personal investment maintained in the Funds by certain portfolio managers (with those investments being both direct and "notional" under the Adviser's compensation plans), which was viewed as evidence of commitment to the Funds by key personnel.

First Eagle Funds | Semi-Annual Report | April 30, 2015

First Eagle Funds

Trustees

Lisa Anderson

John P. Arnhold

Candace K. Beinecke (Chair)

Jean-Marie Eveillard

Jean D. Hamilton

James E. Jordan

William M. Kelly

Paul J. Lawler

Officers

John P. Arnhold

President

Robert Bruno

Senior Vice President

Joseph T. Malone

Chief Financial Officer

Mark D. Goldstein

Chief Compliance Officer

Suzan J. Afifi

Secretary & Vice President

Philip Santopadre

Treasurer

Michael Luzzatto

Vice President

Investment Adviser

First Eagle Investment Management, LLC

1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Shearman & Sterling LLP

599 Lexington Avenue
New York, NY 10022

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue
Kansas City, MO 64105

Shareholder Servicing Agent

DST Systems, Inc.

330 West 9th Street
Kansas City, MO 64105
800.334.2143

Underwriter

FEF Distributors, LLC

1345 Avenue of the Americas
New York, NY 10105

Independent Registered Public
Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue
New York, NY 10017

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle Funds.

First Eagle Funds | Semi-Annual Report | April 30, 2015

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First Eagle Investment Management, LLC

1345 Avenue of the Americas, New York, NY 10105-0048

800.334.2143 www.feim.com

Item 2.                                 Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.  Copies of the code of ethics may be requested free of charge by calling 1-800-334-2143 (toll free).

Item 3.                                 Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.                                 Principal Accountant Fees and Services

Not applicable to this semi-annual report.

Item 5.                                 Audit Committee of Listed Registrants

Not applicable at this time.

Item 6.                                 Schedule of Investments.

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.                                 Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable at this time.

Item 8.                                 Portfolio Managers of Closed-End Management Investment Companies.

Not applicable at this time.

Item 9.                                 Purchases of Equity Securities by Close-End Management Investment Company and Affiliated Purchasers.

Not applicable at this time.

Item 10.                          Submission of Matters to a Vote of Security Holders.

Not applicable at this time.

Item 11.                          Controls and Procedures.

(a) In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them  by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.               Exhibits.

(a)(1) Not applicable to this semi-annual report.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)):  Attached hereto.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle Funds

By (Signature and Title)*	/s/ John P. Arnhold

John P. Arnhold, President

Date: July 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John P. Arnhold

John P. Arnhold, Principal Executive Officer

Date: July 8, 2015

By (Signature and Title)*	/s/ Joseph T. Malone

Joseph T. Malone, Principal Financial Officer

Date: July 8, 2015

*                            Print the name and title of each signing officer under his or her signature.